UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

November 30, 2010 (Unaudited)

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares, Contracts or Principal Amount	Value
Common Stocks - 98.1%

Consumer Discretionary - 8.5%

Apparel Retail - 0.9%
Limited Brands, Inc.	48,090	$1,619,190
Auto Parts & Equipment - 0.7%
Johnson Controls, Inc.	38,170	1,390,915
Automobile Manufacturers - 1.1%
Ford Motor Co. (2)	127,210	2,027,728
Cable & Satellite - 1.9%
DISH Network Corp., Class A (2)	78,230	1,438,650
Time Warner Cable, Inc.	34,500	2,123,130

		3,561,780
Department Stores - 0.8%
Macy’s, Inc.	55,030	1,413,170
General Merchandise Stores - 0.7%
Target Corp.	22,610	1,287,413
Household Appliances - 0.7%
Whirlpool Corp.	17,865	1,304,145
Movies & Entertainment - 1.0%
News Corp., Class A (1)	143,600	1,958,704
Restaurants - 0.7%
Darden Restaurants, Inc. (1)	26,540	1,299,133

Total Consumer Discretionary		15,862,178

Consumer Staples - 9.9%

Agricultural Products - 1.0%
Archer-Daniels-Midland Co.	67,650	1,961,174
Brewers - 1.0%
Molson Coors Brewing Co., Class B	39,890	1,900,759
Drug Retail - 0.5%
CVS Caremark Corp.	27,890	864,590
Household Products - 1.8%
Energizer Holdings, Inc. (2)	27,850	1,960,361
Kimberly-Clark Corp.	23,000	1,423,470

		3,383,831
Hypermarkets & Super Centers - 1.1%
Wal-Mart Stores, Inc.	37,690	2,038,652
Packaged Foods & Meats - 0.5%
Sara Lee Corp.	62,400	936,000
Soft Drinks - 2.0%
Coca-Cola Co.	28,690	1,812,347
PepsiCo, Inc.	28,990	1,873,624

		3,685,971
Tobacco - 2.0%
Altria Group, Inc.	77,020	1,848,480

Philip Morris International, Inc. (1)	32,605	1,854,898

		3,703,378

Total Consumer Staples		18,474,355

Energy - 12.8%

Integrated Oil & Gas - 7.9%
Chevron Corp.	59,350	4,805,569
ConocoPhillips	76,310	4,591,573
Hess Corp.	23,180	1,623,759
Marathon Oil Corp. (1)	72,840	2,437,955
Murphy Oil Corp.	19,030	1,284,906

		14,743,762
Oil & Gas-Equipment & Services - 1.8%
Halliburton Co.	58,450	2,211,748
National Oilwell Varco, Inc.	17,380	1,065,220

		3,276,968
Oil & Gas-Exploration & Production - 3.1%
Anadarko Petroleum Corp.	38,525	2,471,764
Apache Corp.	17,640	1,898,769
Cimarex Energy Co. (1)	16,285	1,311,594

		5,682,127

Total Energy		23,702,857

Financials - 23.0%

Asset Management & Custody Banks - 1.4%
Ameriprise Financial, Inc.	49,750	2,579,040
Consumer Finance - 2.7%
Capital One Financial Corp. (1)	47,220	1,758,001
Discover Financial Services	174,920	3,197,537

		4,955,538
Diversified Banks - 3.3%
U.S. Bancorp	87,275	2,075,400
Wells Fargo & Co.	148,045	4,028,304

		6,103,704
Investment Banking & Brokerage - 1.4%
Goldman Sachs Group, Inc.	17,100	2,669,994
Life & Health Insurance - 3.1%
MetLife, Inc.	59,490	2,269,543
Prudential Financial, Inc.	68,160	3,454,349

		5,723,892
Other Diversified Financial Services - 4.0%
Citigroup, Inc. (2)	490,610	2,060,562
JPMorgan Chase & Co.	144,280	5,393,187

		7,453,749
Property & Casualty Insurance - 3.8%
ACE Ltd.	39,920	2,336,119
Berkshire Hathaway, Inc., Class B (1) (2)	38,540	3,070,867
Travelers Cos., Inc.	31,220	1,685,568

		7,092,554
Regional Banks - 2.2%
Fifth Third Bancorp (1)	108,750	1,299,562
PNC Financial Services Group, Inc.	52,155	2,808,547

		4,108,109
Specialized Finance - 0.6%
CME Group, Inc.	3,720	1,071,583
Specialized REIT’s - 0.5%
Public Storage	9,240	892,584

Total Financials		42,650,747

Healthcare - 13.0%

Biotechnology - 0.6%
Gilead Sciences, Inc. (2)	32,000	1,168,000
Healthcare Distributors - 2.1%
AmerisourceBergen Corp.	82,715	2,551,758
McKesson Corp.	22,330	1,426,887

		3,978,645
Healthcare Facilities - 1.0%
Community Health Systems, Inc. (1) (2)	56,310	1,794,036
Healthcare Services - 1.1%
Medco Health Solutions, Inc. (2)	32,990	2,022,947
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc. (2)	26,060	1,325,412
Managed Healthcare - 2.2%
Humana, Inc. (2)	36,195	2,028,368
UnitedHealth Group, Inc.	54,985	2,008,052

		4,036,420
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co. (1)	112,670	2,843,791
Eli Lilly & Co.	50,710	1,706,898
Forest Laboratories, Inc. (1) (2)	57,565	1,835,748
Johnson & Johnson	55,360	3,407,408

		9,793,845

Total Healthcare		24,119,305

Industrials - 9.7%

Aerospace & Defense - 2.9%
General Dynamics Corp.	44,565	2,945,301
Honeywell International, Inc.	25,400	1,262,634
Northrop Grumman Corp.	18,225	1,124,118

		5,332,053
Construction & Engineering - 0.6%
KBR, Inc.	44,620	1,208,310
Construction & Farm Machinery & Heavy Trucks - 0.6%
Joy Global, Inc.	13,870	1,058,558
Electrical Components & Equipment - 1.1%
Emerson Electric Co. (1)	36,115	1,988,853
Industrial Conglomerates - 2.6%
General Electric Co.	305,130	4,830,208
Industrial Machinery - 0.6%
Crane Co.	30,440	1,140,891
Railroads - 1.3%
CSX Corp.	41,740	2,538,209

Total Industrials		18,097,082

Information Technology - 7.3%

Communications Equipment - 0.7%
Harris Corp.	31,930	1,412,583
Computer Hardware - 0.7%
Apple, Inc. (2)	4,020	1,250,823
Computer Storage & Peripherals - 2.3%
Lexmark International, Inc., Class A (2)	24,300	880,632
SanDisk Corp. (2)	35,190	1,569,474
Western Digital Corp. (2)	52,770	1,767,795

		4,217,901
Electronic Manufacturing Services - 0.5%
Jabil Circuit, Inc. (1)	57,590	870,185

Semiconductors - 1.4%
Intel Corp.	64,540	1,363,085
Marvell Technology Group, Ltd. (2)	61,580	1,187,878

		2,550,963
Systems Software - 1.7%
Microsoft Corp.	93,410	2,354,866
Oracle Corp.	33,270	899,621

		3,254,487

Total Information Technology		13,556,942

Materials - 4.4%

Diversified Chemicals - 2.0%
Ashland, Inc.	38,425	1,955,064
E.I. du Pont de Nemours & Co. (1)	36,540	1,717,014

		3,672,078
Diversified Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. (1)	11,690	1,184,431
Gold - 1.1%
Newmont Mining Corp.	34,640	2,037,871
Paper Products - 0.7%
Domtar Corp.	16,940	1,286,085

Total Materials		8,180,465

Telecommunication Services - 3.6%

Integrated Telecommunication Services - 3.6%
AT&T, Inc. (1)	103,915	2,887,798
Qwest Communications International, Inc.	407,570	2,852,990
Verizon Communications, Inc. (1)	27,570	882,516

Total Telecommunication Services		6,623,304

Utilities - 5.9%

Electric Utilities - 2.7%
Edison International	57,690	2,131,068
Entergy Corp.	20,370	1,451,159
Pinnacle West Capital Corp.	33,050	1,335,881

		4,918,108
Gas Utilities - 2.4%
ONEOK, Inc.	41,405	2,116,210
UGI Corp.	81,200	2,409,204

		4,525,414
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	99,760	1,559,249

Total Utilities		11,002,771

Total Common Stocks (identified cost $155,147,973)		182,270,006

Purchased Call Options - 0.2%

Bank of America Corp., Exercise Price: $15.00, 1/22/2011 (2)	1,961	6,863
Baxter International, Inc., Exercise Price: $45.00, 1/22/2011 (2)	220	85,800
Baxter International, Inc., Exercise Price: $50.00, 1/22/2011 (2)	220	20,900
CME Group, Inc., Exercise Price: $330.00, 1/22/2011 (2)	13	1,983
Halliburton Co., Exercise Price: $30.00, 1/22/2011 (2)	338	274,625
McKesson Corp., Exercise Price: $70.00, 1/22/2011 (2)	180	7,200

Total Purchased Call Options (identified cost $801,473)		397,371

Purchase Put Option - 0.0%

Ford Motor Co., Exercise Price: $16.00, 1/22/2011 (2)	635	60,008

Total Purchased Put Options (identified cost $55,175)		60,008

Short-Term Investments - 10.4%

Collateral Pool Investment for Securities on Loan - 8.9%
(See Note 2 of the Schedule of Investments)		16,453,705

Repurchase Agreement - 1.5%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $2,754,568 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $2,810,489 (at amortized cost)	$2,754,551	2,754,551

Total Short-Term Investments (identified cost $19,208,256)		19,208,256

Total Investments - 108.7% (identified cost $175,212,877)		201,935,641
Other Assets and Liabilities - (8.7)%		(16,109,124)

Total Net Assets - 100.0%		$185,826,517

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.9%

Consumer Discretionary - 12.0%

Apparel Retail - 0.6%
Urban Outfitters, Inc. (1) (2)	30,000	$1,133,700
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	76,000	2,769,440
Casinos & Gaming - 1.5%
International Game Technology (1)	175,000	2,709,000
Department Stores - 1.9%
Kohl’s Corp. (1) (2)	62,000	3,498,040
General Merchandise Stores - 2.8%
Big Lots, Inc. (2) (5)	60,000	1,839,000
Dollar General Corp. (1) (2)	100,000	3,284,000

		5,123,000
Home Improvement Retail - 1.7%
Lowe’s Cos., Inc.	140,000	3,178,000
Homefurnishing Retail - 2.0%
Bed Bath & Beyond, Inc. (2)	85,000	3,717,900

Total Consumer Discretionary		22,129,080

Consumer Staples - 7.4%

Soft Drinks - 3.8%
Coca-Cola Co.	65,500	4,137,635
PepsiCo, Inc.	44,000	2,843,720

		6,981,355
Tobacco - 3.6%
Altria Group, Inc.	95,000	2,280,000
Philip Morris International, Inc. (1)	76,500	4,352,085

		6,632,085

Total Consumer Staples		13,613,440

Energy - 9.3%

Oil & Gas-Equipment & Services - 9.3%
Cameron International Corp. (2)	25,000	1,202,750
Dresser-Rand Group, Inc. (2)	80,000	3,034,400
Halliburton Co.	116,000	4,389,440
McDermott International, Inc. (2)	125,000	2,291,250
National Oilwell Varco, Inc.	65,000	3,983,850
Schlumberger, Ltd.	27,500	2,126,850

Total Energy		17,028,540

Financials - 8.3%

Asset Management & Custody Banks - 2.5%
Ameriprise Financial, Inc.	48,500	2,514,240
Invesco Ltd.	99,800	2,169,652

		4,683,892
Diversified Banks - 1.6%
U.S. Bancorp (1)	120,000	2,853,600
Investment Banking & Brokerage - 1.5%
Goldman Sachs Group, Inc.	17,500	2,732,450

Other Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	70,000	2,616,600
Specialized Finance - 1.3%
IntercontinentalExchange, Inc. (2)	21,000	2,366,700

Total Financials		15,253,242

Healthcare - 9.1%

Biotechnology - 1.5%
Gilead Sciences, Inc. (1) (2)	75,000	2,737,500
Healthcare Equipment - 2.0%
Intuitive Surgical, Inc. (1) (2)	14,000	3,644,060
Healthcare Services - 2.9%
Express Scripts, Inc. (1) (2)	36,200	1,885,658
Medco Health Solutions, Inc. (2)	55,200	3,384,864

		5,270,522
Pharmaceuticals - 2.7%
Allergan, Inc. (5)	38,000	2,518,260
Merck & Co., Inc.	72,000	2,481,840

		5,000,100

Total Healthcare		16,652,182

Industrials - 14.2%

Aerospace & Defense - 1.9%
Boeing Co.	55,000	3,507,350
Air Freight & Logistics - 1.0%
FedEx Corp. (1)	20,800	1,895,296
Construction & Farm Machinery & Heavy Trucks - 2.1%
Caterpillar, Inc. (1)	46,000	3,891,600
Electrical Components & Equipment - 1.8%
Emerson Electric Co.	60,000	3,304,200
Heavy Electrical Equipment - 1.7%
Babcock & Wilcox Co. (2)	125,100	3,038,679
Human Resource & Employment Services - 1.8%
Manpower, Inc.	58,900	3,317,248
Industrial Conglomerates - 1.4%
General Electric Co.	164,500	2,604,035
Industrial Machinery - 1.5%
Illinois Tool Works, Inc. (1)	59,900	2,853,037
Trucking - 1.0%
J.B. Hunt Transport Services, Inc. (1)	49,000	1,788,500

Total Industrials		26,199,945

Information Technology - 32.3%

Application Software - 2.0%
Adobe Systems, Inc. (2)	135,000	3,743,550
Communications Equipment - 3.5%
Cisco Systems, Inc. (2)	339,500	6,504,820
Computer Hardware - 3.9%
Apple, Inc. (2)	23,100	7,187,565
Computer Storage & Peripherals - 3.5%
Lexmark International, Inc., Class A (2)	100,000	3,624,000
NetApp, Inc. (2) (5)	55,000	2,801,150

		6,425,150

Consulting & Other Services - 1.6%
Cognizant Technology Solutions Corp., Class A (2) (5)	45,000	2,924,100

Data Processing & Outsourced Services - 4.2%
MasterCard, Inc., Class A (1)	20,000	4,740,600
Visa, Inc. (1)	40,400	2,983,540

		7,724,140
Electronic Equipment & Instruments - 1.8%
FLIR Systems, Inc. (1) (2)	120,000	3,216,600
Internet Software & Services - 5.4%
Akamai Technologies, Inc. (2) (5)	60,000	3,131,400
Google, Inc., Class A (2)	7,700	4,278,967
Yahoo!, Inc. (1) (2)	160,000	2,523,200

		9,933,567
Semiconductors - 0.2%
SunPower Corp., Class B (2)	38,502	441,811
Systems Software - 6.2%
Microsoft Corp.	163,000	4,109,230
Oracle Corp.	115,000	3,109,600
VMware, Inc., Class A (2)	50,000	4,076,000

		11,294,830

Total Information Technology		59,396,133

Materials - 5.3%

Diversified Chemicals - 2.3%
Dow Chemical Co. (1)	75,500	2,354,090
E.I. du Pont de Nemours & Co.	38,500	1,809,115

		4,163,205
Specialty Chemicals - 1.2%
Albemarle Corp.	41,500	2,244,735
Steel - 1.8%
Steel Dynamics, Inc.	212,900	3,393,626

Total Materials		9,801,566

Total Common Stocks (identified cost $156,530,585)		180,074,128

Short-Term Investments - 23.8%

Collateral Pool Investment for Securities on Loan - 18.9%
(See Note 2 of the Schedule of Investments)		34,748,019

Repurchase Agreement - 4.9%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $8,955,704 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $9,135,366 (at amortized cost)	$8,955,649	8,955,649

Total Short-Term Investments (identified cost $43,703,668)		43,703,668

Total Investments - 121.7% (identified cost $200,234,253)		223,777,796
Other Assets and Liabilities - (21.7)%		(39,913,830)

Total Net Assets - 100.0%		$183,863,966

Large-Cap Focus Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 88.9%

Consumer Discretionary - 7.4%

Automobile Manufacturers - 1.2%
Ford Motor Co. (1) (2)	29,000	$462,260
Department Stores - 1.8%
Kohl’s Corp. (1) (2)	11,900	671,398
General Merchandise Stores - 2.1%
Target Corp.	13,500	768,690
Hotels, Resorts & Cruise Lines - 1.0%
Carnival Corp.	8,900	367,659
Household Appliances - 1.3%
Whirlpool Corp. (1)	6,400	467,200

Total Consumer Discretionary		2,737,207

Consumer Staples - 2.4%

Hypermarkets & Super Centers - 2.4%
Wal-Mart Stores, Inc.	16,200	876,258

Energy - 8.1%

Integrated Oil & Gas - 2.4%
Occidental Petroleum Corp. (1)	10,100	890,517
Oil & Gas-Equipment & Services - 3.2%
Cameron International Corp. (2)	12,400	596,564
Schlumberger, Ltd. (1)	7,500	580,050

		1,176,614
Oil & Gas-Exploration & Production - 2.5%
Anadarko Petroleum Corp. (1)	5,800	372,128
Apache Corp. (1)	5,400	581,256

		953,384

Total Energy		3,020,515

Financials - 6.7%

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	7,800	404,352
Consumer Finance - 1.9%
American Express Co.	16,500	713,130
Life & Health Insurance - 2.6%
Lincoln National Corp. (1)	20,200	482,376
MetLife, Inc.	13,000	495,950

		978,326
Other Diversified Financial Services - 1.1%
Citigroup, Inc. (2)	92,100	386,820

Total Financials		2,482,628

Industrials - 16.5%

Aerospace & Defense - 2.1%
Spirit Aerosystems Holdings, Inc., Class A (2)	15,900	309,573
United Technologies Corp. (1)	6,100	459,147

		768,720

Air Freight & Logistics - 1.8%
FedEx Corp. (1)	7,300	665,176
Airlines - 1.8%
U.S. Airways Group, Inc. (1) (2)	61,400	685,224
Construction & Farm Machinery & Heavy Trucks - 3.6%
Caterpillar, Inc.	5,900	499,140
Deere & Co.	11,000	821,700

		1,320,840
Industrial Machinery - 5.3%
Eaton Corp.	9,200	886,880
Ingersoll-Rand PLC (1)	12,800	524,800
Kennametal, Inc.	16,400	554,648

		1,966,328
Railroads - 1.9%
CSX Corp.	11,800	717,558

Total Industrials		6,123,846

Information Technology - 38.6%

Communications Equipment - 4.1%
Cisco Systems, Inc. (2)	34,800	666,768
QUALCOMM, Inc.	18,700	874,038

		1,540,806
Computer Hardware - 5.2%
Apple, Inc. (2)	5,200	1,617,980
Hewlett-Packard Co.	7,500	314,475

		1,932,455
Computer Storage & Peripherals - 4.7%
EMC Corp. (2)	62,100	1,334,529
Western Digital Corp. (2)	12,200	408,700

		1,743,229
Consulting & Other Services - 2.4%
International Business Machines Corp.	6,400	905,344
Electronic Components - 1.3%
Corning, Inc.	27,500	485,650
Electronic Manufacturing Services - 1.6%
Flextronics International, Ltd. (2)	83,000	601,750
Internet Software & Services - 2.7%
Google, Inc., Class A (2)	1,800	1,000,278
Semiconductor Equipment - 3.4%
Novellus Systems, Inc. (2)	18,500	557,775
Teradyne, Inc. (1) (2)	58,000	687,880

		1,245,655
Semiconductors - 7.0%
Broadcom Corp., Class A	16,800	747,432
Intel Corp.	44,500	939,840
Micron Technology, Inc. (2)	68,300	495,858
PMC - Sierra, Inc. (2)	56,200	407,450

		2,590,580
Systems Software - 4.6%
Microsoft Corp.	39,300	990,753
Oracle Corp.	26,600	719,264

		1,710,017
Technology Distributors - 1.6%
Arrow Electronics, Inc. (1) (2)	19,000	589,190

Total Information Technology		14,344,954

Materials - 9.2%

Commodity Chemicals - 1.3%
Celanese Corp.	13,400	495,800
Diversified Chemicals - 3.5%
Dow Chemical Co. (1)	25,100	782,618
Huntsman Corp.	32,600	504,322

		1,286,940
Diversified Metals & Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc.	6,400	648,448
Fertilizers & Agricultural Chemicals - 1.5%
Agrium, Inc.	6,700	537,541
Metal & Glass Containers - 1.2%
Owens-Illinois, Inc. (2)	16,700	448,896

Total Materials		3,417,625

Total Common Stocks
(identified cost $29,189,779)		33,003,033

Short-Term Investments - 26.2%

Collateral Pool Investment for Securities on Loan - 15.3%
(See Note 2 of the Schedule of Investments)		5,703,632

Repurchase Agreement - 10.9%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $4,033,279 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $4,114,082 (at amortized cost)	$4,033,254	4,033,254

Total Short-Term Investments
(identified cost $9,736,886)		9,736,886

Total Investments - 115.1%
(identified cost $38,926,665)		42,739,919
Other Assets and Liabilities - (15.1)%		(5,620,484)

Total Net Assets - 100.0%		$37,119,435

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 96.7%

Consumer Discretionary - 13.1%

Advertising - 1.3%
Interpublic Group of Cos., Inc. (1) (2)	307,100	$3,270,615
Apparel Retail - 1.6%
Limited Brands, Inc.	120,800	4,067,336
Cable & Satellite - 1.2%
Liberty Global, Inc. (1) (2)	87,956	3,101,329
Catalog Retail - 1.8%
Liberty Media Corp. - Interactive (2)	307,100	4,747,766
Department Stores - 1.7%
Kohl’s Corp. (1) (2)	78,100	4,406,402
Household Appliances - 1.5%
Whirlpool Corp. (1)	55,200	4,029,600
Internet Retail - 1.1%
Expedia, Inc. (1)	106,300	2,798,879
Leisure Products - 1.5%
Mattel, Inc.	150,200	3,881,168
Specialty Stores - 1.4%
Staples, Inc. (1)	165,400	3,640,454

Total Consumer Discretionary		33,943,549

Consumer Staples - 4.4%

Food Retail - 3.1%
Kroger Co. (1)	172,600	4,064,730
Safeway, Inc. (1)	167,300	3,846,227

		7,910,957
Packaged Foods & Meats - 1.3%
ConAgra Foods, Inc.	159,100	3,417,468

Total Consumer Staples		11,328,425

Energy - 10.9%

Oil & Gas-Drilling - 3.1%
Helmerich & Payne, Inc.	83,200	3,773,952
Noble Corp. (1)	126,100	4,277,312

		8,051,264
Oil & Gas-Equipment & Services - 1.9%
Oil States International, Inc. (2)	47,100	2,794,443
Tidewater, Inc.	44,300	2,174,687

		4,969,130
Oil & Gas-Exploration & Production - 5.9%
EQT Corp. (1)	110,900	4,488,123
Noble Energy, Inc.	40,900	3,323,125
Plains Exploration & Production Co. (1) (2)	132,800	3,806,048
QEP Resources, Inc.	104,300	3,664,059

		15,281,355

Total Energy		28,301,749

Financials - 20.0%

Asset Management & Custody Banks - 4.3%
Affiliated Managers Group, Inc. (1) (2)	47,900	4,186,939
Ameriprise Financial, Inc.	70,200	3,639,168
Invesco Ltd.	157,600	3,426,224

		11,252,331
Consumer Finance - 2.0%
Discover Financial Services	280,200	5,122,056
Diversified Banks - 1.2%
Comerica, Inc.	84,700	3,090,703
Life & Health Insurance - 2.7%
Lincoln National Corp. (1)	141,600	3,381,408
Principal Financial Group, Inc. (1)	128,900	3,511,236

		6,892,644
Office REIT’s - 1.2%
Mack-Cali Realty Corp.	99,600	3,162,300
Property & Casualty Insurance - 2.0%
Axis Capital Holdings, Ltd.	73,700	2,604,558
Hanover Insurance Group, Inc.	55,900	2,531,152

		5,135,710
Regional Banks - 3.2%
Associated Banc-Corp.	213,000	2,725,335
Fifth Third Bancorp (1)	234,410	2,801,199
Popular, Inc. (2)	973,100	2,802,528

		8,329,062
Reinsurance - 2.5%
PartnerRe Ltd.	35,500	2,751,250
Reinsurance Group of America, Inc.	74,700	3,729,771

		6,481,021
Specialized REIT’s - 0.9%
Sovran Self Storage, Inc.	67,800	2,442,834

Total Financials		51,908,661

Healthcare - 7.4%

Healthcare Distributors - 1.3%
AmerisourceBergen Corp.	110,100	3,396,585
Healthcare Facilities - 1.7%
Community Health Systems, Inc. (1) (2)	136,400	4,345,704
Healthcare Services - 1.3%
DaVita, Inc. (2)	46,200	3,358,740
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc. (1) (2)	86,500	4,399,390
Managed Healthcare - 1.4%
CIGNA Corp.	102,900	3,787,749

Total Healthcare		19,288,168

Industrials - 12.4%

Aerospace & Defense - 1.6%
L-3 Communications Holdings, Inc. (1)	59,300	4,170,569
Construction & Engineering - 1.6%
Jacobs Engineering Group, Inc. (2)	109,600	4,219,600
Diversified Support Services - 1.2%
Cintas Corp. (1)	114,450	3,060,965
Electrical Components & Equipment - 1.6%
Thomas & Betts Corp. (1) (2)	93,100	4,138,295

Environmental & Facilities Services - 1.2%
Republic Services, Inc.	109,000	3,067,260
Human Resource & Employment Services - 1.6%
Manpower, Inc.	71,100	4,004,352
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc. (1)	100,400	3,676,648
Industrial Machinery - 1.1%
Eaton Corp. (1)	30,600	2,949,840
Marine - 1.1%
Diana Shipping, Inc. (2)	212,900	2,872,021

Total Industrials		32,159,550

Information Technology - 13.0%

Application Software - 1.3%
Synopsys, Inc. (1) (2)	128,900	3,311,441
Communications Equipment - 2.0%
Arris Group, Inc. (2)	265,000	2,652,650
InterDigital, Inc. (1) (2)	76,700	2,536,469

		5,189,119
Computer Storage & Peripherals - 1.1%
Lexmark International, Inc., Class A (1) (2)	81,000	2,935,440
Consulting & Other Services - 1.2%
Amdocs, Ltd. (2)	122,600	3,187,600
Data Processing & Outsourced Services - 2.9%
Computer Sciences Corp.	82,900	3,699,827
Western Union Co.	219,700	3,875,508

		7,575,335
Office Electronics - 1.3%
Xerox Corp. (1)	298,100	3,416,226
Technology Distributors - 3.2%
Avnet, Inc. (2)	122,800	3,763,820
Ingram Micro, Inc. (2)	245,600	4,383,960

		8,147,780

Total Information Technology		33,762,941

Materials - 7.7%

Diversified Chemicals - 1.3%
PPG Industries, Inc.	44,130	3,440,375
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	21,100	2,548,247
Paper Packaging - 1.4%
Sealed Air Corp.	160,900	3,740,925
Paper Products - 1.4%
MeadWestvaco Corp.	142,470	3,538,955
Steel - 2.6%
Reliance Steel & Aluminum Co.	109,100	4,849,495
Steel Dynamics, Inc. (5)	117,700	1,876,138

		6,725,633

Total Materials		19,994,135

Telecommunication Services - 2.0%

Integrated Telecommunication Services - 2.0%
Qwest Communications International, Inc.	746,850	5,227,950

Utilities - 5.8%

Electric Utilities - 1.6%
Edison International (1)	110,700	4,089,258

Multi-Utilities - 4.2%
CMS Energy Corp. (1)	208,100	3,739,557
Sempra Energy	81,600	4,087,344
Xcel Energy, Inc.	132,600	3,116,100

		10,943,001

Total Utilities		15,032,259

Total Common Stocks (identified cost $209,823,456)		250,947,387

Short-Term Investments - 26.7%

Collateral Pool Investment for Securities on Loan - 22.7%
(See Note 2 of the Schedule of Investments)		59,067,647

Repurchase Agreement - 4.0%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $10,292,422 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $10,498,213 (at amortized cost)	$10,292,359	10,292,359

Total Short-Term Investments (identified cost $69,360,006)		69,360,006

Total Investments - 123.4% (identified cost $279,183,462)		320,307,393
Other Assets and Liabilities - (23.4)%		(60,802,854)

Total Net Assets - 100.0%		$259,504,539

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.5%

Consumer Discretionary - 19.3%

Advertising - 1.1%
Omnicom Group, Inc. (1)	58,300	$2,649,152
Apparel Retail - 2.9%
AnnTaylor Stores Corp. (1) (2)	91,300	2,456,883
Limited Brands, Inc.	66,900	2,252,523
TJX Cos., Inc. (1)	51,600	2,353,476

		7,062,882
Apparel, Accessories & Luxury Goods - 2.7%
Coach, Inc.	54,900	3,104,046
Phillips-Van Heusen Corp. (1)	49,370	3,349,261

		6,453,307
Automotive Retail - 1.2%
O’Reilly Automotive, Inc. (1) (2)	47,800	2,876,604
Broadcasting - 1.3%
Discovery Communications, Inc., Class A (1) (2)	76,000	3,099,280
Department Stores - 0.9%
Kohl’s Corp. (1) (2)	37,800	2,132,676
General Merchandise Stores - 2.1%
Big Lots, Inc. (1) (2)	73,700	2,258,905
Dollar Tree, Inc. (2)	52,900	2,906,855

		5,165,760
Hotels, Resorts & Cruise Lines - 3.3%
InterContinental Hotels Group PLC, ADR (1)	119,900	2,145,011
Marriott International, Inc., Class A (1)	77,300	3,030,933
Wyndham Worldwide Corp. (1)	95,200	2,737,000

		7,912,944
Housewares & Specialties - 1.3%
Jarden Corp.	107,200	3,291,040
Specialized Consumer Services - 2.5%
Coinstar, Inc. (1) (2)	94,800	6,108,912

Total Consumer Discretionary		46,752,557

Consumer Staples - 1.3%

Soft Drinks - 1.3%
Heckmann Corp. (1) (2)	808,900	3,130,443

Energy - 7.9%

Oil & Gas-Exploration & Production - 7.9%
Energy XXI (Bermuda), Ltd. (1) (2)	472,105	11,637,388
McMoRan Exploration Co. (1) (2)	505,900	7,553,087

Total Energy		19,190,475

Financials - 4.4%

Asset Management & Custody Banks - 2.5%
Affiliated Managers Group, Inc. (1) (2)	36,600	3,199,206
Ameriprise Financial, Inc. (1)	57,100	2,960,064

		6,159,270

Mortgage REIT’s - 1.0%
Annaly Capital Management, Inc. (1)	126,400	2,299,216
Real Estate Services - 0.9%
Jones Lang LaSalle, Inc.	26,200	2,091,284

Total Financials		10,549,770

Healthcare - 17.0%

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (1) (2)	38,400	2,935,680
Dendreon Corp. (1) (2)	50,000	1,787,000

		4,722,680
Healthcare Equipment - 0.7%
Edwards Lifesciences Corp. (1) (2)	27,075	1,796,697
Healthcare Facilities - 1.8%
Community Health Systems, Inc. (1) (2)	65,700	2,093,202
Universal Health Services, Inc., Class B	52,900	2,175,248

		4,268,450
Healthcare Services - 3.1%
Emergency Medical Services Corp., Class A (1) (2)	57,700	2,858,458
Express Scripts, Inc. (1) (2)	91,300	4,755,817

		7,614,275
Healthcare Technology - 0.9%
Cerner Corp. (1) (2)	23,600	2,073,496
Life Sciences Tools & Services - 3.5%
Covance, Inc. (1) (2)	30,200	1,356,282
Mettler-Toledo International, Inc. (1) (2)	19,200	2,787,456
PerkinElmer, Inc.	87,200	2,031,760
Pharmaceutical Product Development, Inc.	88,800	2,212,896

		8,388,394
Managed Healthcare - 0.8%
AMERIGROUP Corp. (1) (2)	47,100	2,026,713
Pharmaceuticals - 4.3%
Mylan, Inc. (1) (2)	104,700	2,048,455
Shire PLC, ADR	34,000	2,391,560
Valeant Pharmaceuticals International (1)	104,633	2,706,856
Watson Pharmaceuticals, Inc. (1) (2)	65,200	3,177,848

		10,324,719

Total Healthcare		41,215,424

Industrials - 22.6%

Aerospace & Defense - 2.7%
Goodrich Corp.	37,000	3,173,490
Triumph Group, Inc.	39,900	3,356,787

		6,530,277
Construction & Farm Machinery & Heavy Trucks - 2.1%
ArvinMeritor, Inc. (1) (2)	135,600	2,420,460
Joy Global, Inc.	33,900	2,587,248

		5,007,708
Electrical Components & Equipment - 5.1%
AMETEK, Inc.	61,900	3,662,623
Cooper Industries, PLC	56,000	3,052,000
Rockwell Automation, Inc. (1)	39,900	2,638,188
Roper Industries, Inc. (1)	42,900	3,106,389

		12,459,200
Environmental & Facilities Services - 0.8%
Republic Services, Inc.	65,700	1,848,798
Industrial Conglomerates - 1.4%
Tyco International, Ltd.	87,000	3,296,430

Industrial Machinery - 6.6%
IDEX Corp. (1)	78,500	2,941,395
Ingersoll-Rand PLC	51,500	2,111,500
Middleby Corp. (1) (2)	31,000	2,494,570
Parker Hannifin Corp. (1)	39,900	3,201,177
Snap-On, Inc. (1)	54,600	2,889,978
Timken Co.	55,400	2,413,224

		16,051,844
Railroads - 1.3%
Kansas City Southern (1) (2)	68,900	3,261,726
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc., Class A	51,600	3,103,224
Trucking - 1.3%
J.B. Hunt Transport Services, Inc. (1)	83,600	3,051,400

Total Industrials		54,610,607

Information Technology - 20.9%

Application Software - 6.2%
Ebix, Inc. (2)	287,000	5,955,250
Informatica Corp. (1) (2)	70,200	2,897,856
Intuit, Inc. (2)	45,200	2,029,028
Sonic Solutions, Inc. (1) (2)	409,700	4,088,806

		14,970,940
Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corp., Class A (2)	43,000	2,794,140
Data Processing & Outsourced Services - 4.4%
Alliance Data Systems Corp. (1) (2)	25,900	1,633,772
NeuStar, Inc., Class A (2)	201,500	5,206,760
VeriFone Systems, Inc. (1) (2)	55,700	1,935,575
Western Union Co.	110,000	1,940,400

		10,716,507
Electronic Components - 1.1%
Amphenol Corp., Class A	55,000	2,751,650
Internet Software & Services - 2.6%
Equinix, Inc. (1) (2)	21,525	1,670,340
QuinStreet, Inc. (1) (2)	126,550	2,531,000
Rackspace Hosting, Inc. (1) (2)	71,300	2,079,821

		6,281,161
Semiconductors - 2.5%
Atmel Corp. (2)	202,200	2,100,858
Cavium Networks, Inc. (1) (2)	52,500	1,931,738
Cypress Semiconductor Corp. (1) (2)	131,300	2,057,471

		6,090,067
Systems Software - 2.9%
Check Point Software Technologies, Ltd. (1) (2)	66,000	2,829,420
Progress Software Corp. (1) (2)	62,500	2,410,625
Rovi Corp. (1) (2)	32,500	1,793,025

		7,033,070

Total Information Technology		50,637,535

Materials - 1.9%

Diversified Chemicals - 0.7%
FMC Corp. (1)	21,500	1,673,130
Industrial Gases - 1.2%
Praxair, Inc.	32,500	2,991,625

Total Materials		4,664,755

Telecommunication Services - 2.2%

Wireless Telecommunication Services - 2.2%
American Tower Corp., Class A (2)	51,600	2,609,412

Crown Castle International Corp. (2)	62,700	2,604,558

Total Telecommunication Services		5,213,970

Total Common Stocks (identified cost $176,073,472)		235,965,536

Short-Term Investments - 46.6%

Collateral Pool Investment for Securities on Loan - 44.0%
(See Note 2 of the Schedule of Investments)		106,568,077

Repurchase Agreement - 2.6%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $6,377,319 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $6,505,704 (at amortized cost)	$6,377,280	6,377,280

Total Short-Term Investments (identified cost $112,945,357)		112,945,357

Total Investments - 144.1% (identified cost $289,018,829)		348,910,893
Other Assets and Liabilities - (44.1)%		(106,833,559)

Total Net Assets - 100.0%		$242,077,334

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.4%

Consumer Discretionary - 12.7%

Apparel Retail - 1.7%
AnnTaylor Stores Corp. (2)	124,900	$3,361,059
Brown Shoe Co., Inc.	280,900	3,994,398

		7,355,457
Auto Parts & Equipment - 2.3%
Amerigon, Inc. (1) (2)	560,300	5,883,150
Dana Holding Corp. (1) (2)	300,550	4,541,310

		10,424,460
Automotive Retail - 1.1%
Sonic Automotive, Inc., Class A (2)	389,800	4,825,724
Footwear - 0.4%
Steven Madden, Ltd. (1) (2)	41,400	1,873,350
General Merchandise Stores - 0.9%
Big Lots, Inc. (1) (2)	136,800	4,192,920
Housewares & Specialties - 2.0%
Jarden Corp.	287,800	8,835,460
Restaurants - 1.8%
Biglari Holdings, Inc. (1) (2)	20,920	8,123,236
Specialized Consumer Services - 2.5%
Coinstar, Inc. (1) (2)	176,300	11,360,772

Total Consumer Discretionary		56,991,379

Consumer Staples - 1.7%

Soft Drinks - 1.7%
Heckmann Corp. (1) (2)	1,961,100	7,589,457

Energy - 9.3%

Oil & Gas-Exploration & Production - 9.3%
Energy XXI (Bermuda), Ltd. (1) (2)	872,850	21,515,753
Gulfport Energy Corp. (2)	304,400	5,674,016
McMoRan Exploration Co. (1) (2)	964,100	14,394,013

Total Energy		41,583,782

Financials - 6.3%

Asset Management & Custody Banks - 4.5%
Affiliated Managers Group, Inc. (1) (2)	92,300	8,067,943
Safeguard Scientifics, Inc. (1) (2)	813,800	11,979,136

		20,047,079
Investment Banking & Brokerage - 1.2%
LaBranche & Co., Inc. (1) (2)	1,834,676	5,540,722
Reinsurance - 0.4%
Enstar Group, Ltd. (1) (2)	23,800	1,975,400
Specialized REIT’s - 0.2%
LaSalle Hotel Properties (5)	32,800	780,640

Total Financials		28,343,841

Healthcare - 16.5%

Biotechnology - 1.5%
Acorda Therapeutics, Inc. (1) (2)	85,000	2,239,750
United Therapeutics Corp. (1) (2)	69,600	4,379,928

		6,619,678
Healthcare Equipment - 4.1%
DexCom, Inc. (1) (2)	335,700	3,785,017
NxStage Medical, Inc. (1) (2)	220,400	4,769,456
Thoratec Corp. (1) (2)	95,200	2,423,316
Volcano Corp. (1) (2)	219,200	5,819,760
Zoll Medical Corp. (1) (2)	47,700	1,594,134

		18,391,683
Healthcare Facilities - 3.1%
Emeritus Corp. (1) (2)	207,900	3,748,437
Hanger Orthopedic Group, Inc. (1) (2)	269,000	5,159,420
Health Management Associates, Inc., Class A (2)	568,600	5,066,226

		13,974,083
Healthcare Services - 3.3%
Emergency Medical Services Corp., Class A (1) (2)	118,500	5,870,490
HMS Holdings Corp. (1) (2)	60,600	3,818,406
MEDNAX, Inc. (2)	80,400	4,920,480

		14,609,376
Healthcare Technology - 0.8%
Quality Systems, Inc.	52,100	3,359,929
Life Sciences Tools & Services - 1.9%
PAREXEL International Corp. (1) (2)	259,800	4,562,088
Pharmaceutical Product Development, Inc.	165,000	4,111,800

		8,673,888
Managed Healthcare - 1.4%
Centene Corp. (2)	99,700	2,318,025
Molina Healthcare, Inc. (1) (2)	156,600	3,976,074

		6,294,099
Pharmaceuticals - 0.4%
Eurand N.V. (1) (2)	174,700	1,916,459

Total Healthcare		73,839,195

Industrials - 16.4%

Aerospace & Defense - 2.4%
BE Aerospace, Inc. (1) (2)	134,200	4,764,100
Triumph Group, Inc.	73,600	6,191,968

		10,956,068
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (2)	309,500	2,284,110
Construction & Engineering - 1.2%
Aecom Technology Corp. (2)	199,500	5,139,120
Construction & Farm Machinery & Heavy Trucks - 1.0%
ArvinMeritor, Inc. (1) (2)	248,300	4,432,155
Electrical Components & Equipment - 1.3%
American Superconductor Corp. (1) (2)	177,000	5,890,560
Human Resource & Employment Services - 0.6%
Korn/Ferry International (2)	161,700	2,800,644
Industrial Conglomerates - 1.0%
Standex International Corp.	142,100	4,248,790
Industrial Machinery - 4.4%
Actuant Corp., Class A	185,000	4,371,550
Altra Holdings, Inc. (1) (2)	282,011	4,732,145
Gardner Denver, Inc. (1)	72,800	4,764,760

Middleby Corp. (1) (2)	72,600	5,842,122

		19,710,577
Office Services & Supplies - 0.5%
APAC Customer Services, Inc. (2)	387,900	2,296,368
Trading Companies & Distributors - 3.5%
MSC Industrial Direct Co., Inc., Class A	94,100	5,659,174
United Rentals, Inc. (1) (2)	270,500	5,307,210
Watsco, Inc. (1)	81,600	4,918,032

		15,884,416

Total Industrials		73,642,808

Information Technology - 28.7%

Application Software - 9.5%
Blackboard, Inc. (1) (2)	114,700	4,765,785
CDC Corp., Class A (1) (2)	495,900	1,919,133
Ebix, Inc. (2)	650,850	13,505,137
NICE Systems, Ltd., ADR (2)	146,200	4,479,568
Sonic Solutions, Inc. (2)	1,455,200	14,522,896
Taleo Corp., Class A (1) (2)	113,900	3,496,730

		42,689,249
Communications Equipment - 2.2%
Aruba Networks, Inc. (1) (2)	164,700	3,491,640
Meru Networks, Inc. (1) (2)	190,350	2,640,155
NETGEAR, Inc. (1) (2)	115,400	3,667,412

		9,799,207
Consulting & Other Services - 1.5%
Lionbridge Technologies, Inc. (2)	2,039,700	6,649,422
Data Processing & Outsourced Services - 2.2%
NeuStar, Inc., Class A (2)	390,100	10,080,184
Internet Software & Services - 6.4%
Ancestry.com, Inc. (1) (2)	177,130	5,062,375
QuinStreet, Inc. (1) (2)	728,900	14,578,000
Rackspace Hosting, Inc. (1) (2)	136,200	3,972,954
SAVVIS, Inc. (1) (2)	193,100	4,852,603

		28,465,932
Semiconductors - 4.2%
Cavium Networks, Inc. (1) (2)	94,500	3,477,127
Ceva, Inc. (1) (2)	178,100	4,131,920
Cypress Semiconductor Corp. (2)	279,700	4,382,899
EZchip Semiconductor, Ltd. (1) (2)	63,700	1,551,095
Microsemi Corp. (1) (2)	243,100	5,382,234

		18,925,275
Systems Software - 2.7%
Ariba, Inc. (1) (2)	256,900	5,198,372
Progress Software Corp. (2)	123,900	4,778,823
Rovi Corp. (1) (2)	41,700	2,300,589

		12,277,784

Total Information Technology		128,887,053

Materials - 4.2%

Commodity Chemicals - 0.5%
Methanex Corp. (1)	77,500	2,271,525
Diversified Metals & Mining - 2.1%
Thompson Creek Metals Co., Inc. (1) (2)	774,800	9,413,820
Precious Metals & Minerals - 1.6%
North American Palladium, Ltd. (1) (2)	1,245,200	7,022,928

Total Materials		18,708,273

Telecommunication Services - 1.6%

Wireless Telecommunication Services - 1.6%
SBA Communications Corp. (1) (2)	180,400	7,062,660

Total Common Stocks (identified cost $356,959,853)		436,648,448

Short-Term Investments - 43.0%

Collateral Pool Investment for Securities on Loan - 40.0%
(See Note 2 of the Schedule of Investments)		179,435,077

Repurchase Agreement - 3.0%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $13,299,632 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $13,566,151 (at amortized cost)	$13,299,550	13,299,550

Total Short-Term Investments (identified cost $192,734,627)		192,734,627

Total Investments - 140.4% (identified cost $549,694,480)		629,383,075
Other Assets and Liabilities - (40.4)%		(181,136,560)

Total Net Assets - 100.0%		$448,246,515

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 93.7%

Australia - 3.0%
Australia & New Zealand Banking Group, Ltd. (1)	13,250	$287,120
BHP Billiton, Ltd.	11,939	490,785
Caltex Australia, Ltd.	1,259	15,852
Credit Corp. Group, Ltd.	7,862	27,938
Jabiru Metals, Ltd. (2)	43,098	21,850
Patties Foods, Ltd.	10,615	13,216
Qantas Airways, Ltd. (2)	14,980	37,677
Rio Tinto, Ltd.	9,278	728,428
Santos, Ltd.	35,200	419,282

		2,042,148
Austria - 0.8%
Erste Group Bank AG (1)	9,779	383,226
OMV AG	5,773	193,903

		577,129
Belgium - 0.2%
Ageas	34,970	79,831
Barco NV (2)	179	9,732
KBC Groep NV (2)	667	23,377
Recticel SA	1,940	17,974

		130,914
Bermuda - 0.7%
Alco Holdings, Ltd.	233,000	104,586
Champion Technology Holdings, Ltd.	356,000	10,982
Dickson Concepts International, Ltd.	18,500	17,277
Dragon Hill Wuling Automobile Holdings, Ltd. (2)	110,000	14,765
Emperor Entertainment Hotel, Ltd.	65,000	12,286
Fairwood, Ltd.	94,000	128,786
First Pacific Co., Ltd.	62,000	53,675
Hongkong Land Holdings, Ltd.	6,000	40,663
Kingmaker Footwear Holdings, Ltd.	188,000	42,355
Sing Tao News Corp., Ltd.	102,000	33,025
Victory City International Holdings, Ltd.	234,000	51,557

		509,957
Brazil - 1.0%
Itau Unibanco Holding SA, ADR	10,285	239,949
Petroleo Brasileiro SA, ADR	2,647	85,869
Vale SA, ADR	10,997	348,385

		674,203
Canada - 2.5%
Calian Technologies, Ltd.	600	10,661
Canadian National Railway Co.	3,911	249,850
Canadian Natural Resources, Ltd.	4,300	165,415
Centerra Gold, Inc.	13,900	271,352
Cott Corp. (2)	31,100	257,513
EnCana Corp.	200	5,539
FirstService Corp. (2)	713	18,773
QLT, Inc. (2)	4,600	27,782
Research In Motion, Ltd. (2)	10,056	621,964
West Fraser Timber Co., Ltd.	1,000	43,544

		1,672,393

Cayman Islands - 0.0%
Luen Thai Holdings, Ltd.	96,000	10,137
China - 0.7%
Industrial & Commercial Bank of China, Ltd., Class H	347,124	269,366
PetroChina Co., Ltd., Class H	153,749	189,321

		458,687
Cyprus - 0.3%
Bank of Cyprus Public Co., Ltd.	62,472	234,010
Denmark - 0.3%
Novo Nordisk A/S, Class B	1,740	172,407
Finland - 0.4%
Digia PLC	6,702	43,059
Fortum Oyj	7,594	200,305
HKScan Oyj	804	7,461

		250,825
France - 7.9%
Alstom SA (1)	14,055	579,678
BNP Paribas SA	8,196	484,470
Bouygues SA	4,446	177,729
Cegid Group	627	17,262
Cie Generale des Etablissements Michelin, Class B	7,121	481,515
CNP Assurances	6,358	101,874
Credit Agricole SA	24,059	294,436
Danone	6,856	401,453
France Telecom SA	696	14,085
Groupe Steria SCA	486	11,174
LDC	200	17,675
Linedata Services	887	13,039
Parrot SA (2)	1,159	31,419
Peugeot SA (1) (2)	10,370	386,406
Rhodia SA	8,667	228,532
Sanofi-Aventis SA	14,801	894,294
Societe Generale	2,574	119,124
Tessi SA	468	36,438
Total SA	10,983	531,535
Vivendi SA	21,579	526,334

		5,348,472
Germany - 9.6%
ADVA AG Optical Networking (2)	12,104	83,708
Aixtron AG (1)	12,900	392,941
Aleo Solar AG (2)	1,381	30,050
Allianz SE	11,853	1,300,337
Amadeus Fire AG	3,068	109,517
BASF SE	13,709	1,024,784
Bavaria Industriekapital AG	668	12,009
Centrosolar Group AG (2)	6,758	41,803
Cewe Color Holding AG	400	17,550
Daimler AG (2)	12,779	827,373
Deutsche Bank AG	1,453	69,044
Deutsche Lufthansa AG (2)	510	10,853
Deutsche Post AG	29,484	473,123
Deutsche Telekom AG	60,538	775,517
E.ON AG	24,042	689,708
Elmos Semiconductor AG (2)	1,614	17,267
Nemetschek AG	10	374
QSC AG (2)	5,049	14,081
SAP AG	5,391	251,505
Software AG	3,200	393,037

		6,534,581
Greece - 0.1%
Public Power Corp. SA	2,438	33,903

Hong Kong - 2.6%
China Mobile, Ltd.	1,000	9,965
CLP Holdings, Ltd.	8,500	69,732
CNOOC, Ltd.	158,202	341,794
Esprit Holdings, Ltd.	70,733	338,903
Hong Kong Ferry (Holdings) Co., Ltd.	19,000	18,083
Hutchison Whampoa, Ltd.	53,527	532,935
Li & Fung, Ltd.	59,318	369,398
Lippo, Ltd.	53,255	23,269
Swire Pacific, Ltd., Class A	4,500	68,964
Vedan International Holdings, Ltd.	288,000	23,368

		1,796,411
India - 2.2%
Bank of Baroda	23,426	480,493
Bharti Airtel, Ltd.	25,447	197,399
Canara Bank	19,177	312,271
Housing Development Finance Corp., Ltd.	19,096	285,410
State Bank of India	414	26,941
Sterlite Industries India, Ltd.	43,821	152,863
Union Bank of India	3,059	23,532
Vijaya Bank	5,359	11,201
Zuari Industries, Ltd.	621	8,877

		1,498,987
Indonesia - 0.2%
Gajah Tunggal Tbk PT	644,000	164,072
Ireland - 0.5%
Ryanair Holdings PLC, ADR	10,449	319,008
Israel - 0.3%
Teva Pharmaceutical Industries, Ltd., ADR	4,158	208,066
Italy - 1.0%
Enel SpA (1)	135,469	636,193
Management & Capitali SpA (2)	88,348	24,376

		660,569
Japan - 19.0%
Aeon Co., Ltd.	40,400	492,901
Amuse, Inc.	600	6,485
Arakawa Chemical Industries, Ltd.	1,998	19,697
Arc Land Sakamoto Co., Ltd.	3,400	37,257
Artnature, Inc.	7,700	66,582
Asahi Glass Co., Ltd.	28,000	311,405
Asahi Industries Co., Ltd.	11	16,202
Asunaro Aoki Construction Co., Ltd.	1,500	6,624
Bando Chemical Industries, Ltd.	17,000	60,405
Best Denki Co., Ltd. (2)	7,000	21,210
Canon, Inc.	10,053	472,923
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	31,352
Daiichi Sankyo Co., Ltd.	2,300	49,616
Daikoku Denki Co., Ltd.	2,300	25,725
Dainichi Co., Ltd.	4,100	25,868
EDION Corp.	2,200	17,243
Faith, Inc.	684	62,856
FamilyMart Co., Ltd. (1)	5,724	194,798
Fanuc, Ltd. (1)	1,790	256,474
First Juken Co., Ltd.	2,900	25,885
Fuji Kiko Co., Ltd. (2)	5,000	15,594
FUJI SOFT, Inc.	4,100	60,165
Fujitsu, Ltd.	61,000	391,439
FuKoKu Co., Ltd.	3,400	29,659
Fukuda Corp.	3,000	5,942
Fukuda Denshi Co., Ltd.	1,400	35,473
Happinet Corp.	700	7,779
Hitachi, Ltd.	105,000	496,847
Hokkan Holdings, Ltd.	10,000	26,766

Honda Motor Co., Ltd.	9,890	358,010
Horipro, Inc.	900	7,005
Iida Home Max	3,700	35,326
Inabata & Co., Ltd.	4,100	20,779
Information Services International-Dentsu, Ltd.	4,400	26,411
Itochu-Shokuhin Co., Ltd.	1,300	41,009
Japan Tobacco, Inc.	124	420,035
JSP Corp.	2,900	38,109
Jupiter Telecommunications Co., Ltd.	117	119,090
Kamei Corp.	9,000	38,447
KAWADA TECHNOLOGIES, Inc.	800	12,269
Kawasumi Laboratories, Inc.	7,000	41,532
Konishi Co., Ltd.	1,600	17,863
KRS Corp.	1,700	17,287
Kyodo Printing Co., Ltd.	10,000	21,569
Maezawa Kasei Industries Co., Ltd.	3,600	29,388
Mikuni Coca-Cola Bottling Co., Ltd.	5,100	44,449
Mimasu Semiconductor Industry Co., Ltd.	2,900	28,417
Mitsubishi Corp.	13,193	333,603
Mitsubishi UFJ Financial Group, Inc.	237,929	1,125,897
Mitsui & Co., Ltd.	18,699	292,057
Mizuho Financial Group, Inc.	59,800	94,240
NEC Networks & System Integration Corp.	1,500	17,691
NIC Corp.	2,900	11,297
Nichireki Co., Ltd.	8,000	29,739
NIFTY Corp.	23	22,096
Nippo Corp.	15,000	97,300
Nippon Antenna Co., Ltd.	1,200	9,062
Nippon Game Card Corp.	26	32,590
Nippon Telegraph & Telephone Corp.	16,200	732,985
NIS Group Co., Ltd. (2)	45,200	5,390
Nissan Motor Co., Ltd.	33,500	314,262
Nisshin Fudosan Co.	1,500	10,190
Nissin Sugar Manufacturing Co., Ltd.	10,000	21,508
Nitori Holdings Co., Ltd. (1)	4,002	352,251
Nojima Corp.	1,343	9,462
Nomura Holdings, Inc. (1)	40,072	230,808
NTT Data Corp.	24	77,808
Obayashi Road Corp.	28,000	49,435
Pasco Corp.	7,000	20,075
Piolax, Inc.	5,500	114,491
Point, Inc.	3,833	168,634
Pressance Corp.	3	6,542
Rokko Butter Co., Ltd.	3,000	16,379
Ryoden Trading Co., Ltd.	2,000	11,004
Saison Information Systems Co., Ltd.	6,400	81,029
Sanoyas Hishino Meisho Corp.	2,400	6,388
Sanyo Housing Nagoya Co., Ltd.	12	10,790
Seino Holdings Corp.	1,000	6,274
Sekisui Jushi Corp.	3,000	28,095
Seria Co., Ltd.	5	8,541
Shidax Corp.	10,700	37,589
Shinsei Bank, Ltd. (2)	7,000	6,106
Shoei Foods Corp.	1,000	6,150
Sojitz Corp.	20,900	40,267
Sony Corp.	9,500	337,084
SRA Holdings	1,500	14,348
Stanley Electric Co., Ltd.	15,125	270,396
Sumitomo Mitsui Financial Group, Inc.	33,319	1,022,843
Suncall Corp.	11,000	46,925
T&K Toka Co., Ltd.	1,700	21,308
Tachibana Eletech Co., Ltd.	3,400	24,580
Taiyo Elec Co., Ltd.	1,400	8,231
Takagi Securities Co., Ltd.	7,000	9,184
Takeda Pharmaceutical Co., Ltd.	16,000	743,728
Toa Oil Co., Ltd.	23,000	28,308
Toa Road Corp.	31,000	45,472

Tokai Corp. (Gifu)	600	8,603
Tokyu Construction Co., Ltd.	11,360	33,122
Tosei Corp.	30	11,598
Toshiba TEC Corp.	103,000	430,139
Totetsu Kogyo Co., Ltd.	4,000	25,208
Toyota Motor Corp.	11,597	449,527
Toyota Tsusho Corp.	2,100	34,105
Universe Co., Ltd.	1,700	23,471
Wakita & Co., Ltd.	4,000	15,600
Watabe Wedding Corp.	2,253	23,341
Yamada Denki Co., Ltd.	4,133	262,310
Yondenko Corp.	10,000	38,153
Yurtec Corp.	2,000	6,859

		12,960,635
Jersey - 0.9%
Wolseley PLC (2)	21,957	586,932
Luxembourg - 0.2%
Oriflame Cosmetics SA	3,150	164,224
Malaysia - 0.2%
Affin Holdings Berhard	110,200	110,723
Mexico - 0.3%
America Movil SAB de C.V., ADR	3,805	214,830
Netherlands - 4.2%
Aegon NV (2)	32,701	179,501
Akzo Nobel NV	6,600	354,291
European Aeronautic Defence and Space Co. NV (2)	14,824	332,267
Koninklijke KPN NV	6,543	93,376
Koninklijke Philips Electronics NV	325	8,768
Royal Dutch Shell PLC, Class A	59,633	1,795,447
Teleplan International NV	21,712	68,889

		2,832,539
New Zealand - 0.6%
Restaurant Brands New Zealand, Ltd.	13,899	28,212
Telecom Corp. of New Zealand, Ltd.	221,863	356,375

		384,587
Norway - 3.7%
Atea ASA	12,676	102,498
Norske Skogindustrier ASA (1) (2)	47,037	88,519
Petroleum Geo-Services ASA (2)	61,123	740,865
Statoil ASA	46,418	919,310
Yara International ASA	14,456	687,461

		2,538,653
Poland - 0.5%
Polski Koncern Naftowy Orlen (2)	22,305	310,913
Portugal - 0.4%
Jeronimo Martins, SGPS, SA	19,802	280,007
Russia - 0.5%
Gazprom OAO, ADR	7,535	167,411
OJSC Oil Co. Rosneft, GDR	29,253	192,887

		360,298
Singapore - 3.9%
DBS Group Holdings, Ltd.	108,562	1,150,000
GP Batteries International, Ltd.	24,000	31,445
Ho Bee Investment, Ltd.	11,000	12,983
Hock Lian Seng Holdings, Ltd.	106,000	23,300
Hong Leong Finance, Ltd.	16,000	36,961
Jardine Cycle & Carriage, Ltd.	15,000	420,617
Keppel Corp., Ltd.	35,924	289,665
Oversea-Chinese Banking Corp., Ltd.	85,000	639,679
QAF, Ltd.	7,000	3,206

United Overseas Bank, Ltd.	2,000	27,998

		2,635,854
South Africa - 0.5%
Naspers, Ltd., N Shares	6,671	332,768
South Korea - 1.6%
Hyundai Motor Co.	236	35,001
LG Corp.	4,905	345,270
Nexen Corp.	811	39,803
Nong Shim Holdings Co., Ltd.	358	17,789
Samsung Electronics Co., Ltd.	545	387,605
Shinsegae Co., Ltd.	435	212,760
Taekwang Industrial Co., Ltd.	41	50,414

		1,088,642
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	6,069	55,693
Banco Santander SA	45,367	430,036
Iberdrola SA	2,641	18,172
Industria de Diseno Textil SA (Inditex)	3,770	284,033
Red Electrica Corp. SA	5,577	244,142

		1,032,076
Sweden - 3.3%
Bilia AB, A Shares (1)	11,379	192,486
Electrolux AB (1)	10,870	258,049
Saab AB, Class B	1,139	18,325
Svenska Cellulosa AB, B Shares (1)	10,938	159,368
Tele2 AB, B Shares	13,296	265,860
Volvo AB, B Shares (2)	94,860	1,376,119

		2,270,207
Switzerland - 3.5%
Adecco SA (2)	5,179	295,342
Bossard Holding AG	362	36,248
Coltene Holding AG	62	3,365
Credit Suisse Group AG (2)	15,576	575,873
Emmi AG	311	55,543
Roche Holding AG (2)	3,927	538,960
Syngenta AG	1,420	394,140
Zurich Financial Services AG (2)	2,290	509,550

		2,409,021
Taiwan - 1.2%
Asustek Computer, Inc.	150	1,296
Gigabyte Technology Co., Ltd.	286,000	283,477
HON HAI Precision Industry Co., Ltd.	49,450	175,527
Pegatron Corp.	403	551
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,848	353,116

		813,967
Turkey - 0.4%
Haci Omer Sabanci Holding AS	10,424	51,471
Turkiye Garanti Bankasi AS	44,692	248,132

		299,603
United Kingdom - 12.4%
AstraZeneca PLC	18,397	856,848
Barclays PLC	54,399	218,590
Barratt Developments PLC (2)	100,001	108,923
BG Group PLC	30,940	560,077
BHP Billiton PLC	18,829	668,282
BP PLC	127,606	848,378
British American Tobacco PLC	7,901	286,339
Cape PLC	59,777	333,466
Carnival PLC	7,414	302,232
Centrica PLC	47,898	228,697
Computacenter PLC	23,676	133,856

Dart Group PLC	19,644	26,659
Davis Service Group PLC	1,266	7,704
Diageo PLC	11,200	199,158
Ensco PLC, ADR	5,100	241,740
G4S PLC	86,500	319,940
HSBC Holdings PLC	59,515	599,562
Imperial Tobacco Group PLC	14,607	428,417
Intercontinental Hotels Group PLC	17,800	315,529
Photo-Me International PLC	55,874	56,437
Rio Tinto PLC	567	35,925
Royal Bank of Scotland Group PLC (2)	452,518	264,296
RPC Group PLC	14,277	63,932
Standard Chartered PLC	22,029	592,674
United Utilities Group PLC	33,869	314,103
Vodafone Group PLC	179,548	448,676

		8,460,440
United States - 0.6%
Synthes, Inc. (2)	3,507	429,041

Total Common Stocks (identified cost $56,623,676)		63,812,839

Preferred Stocks - 0.8%

Germany - 0.8%
Einhell Germany AG	352	18,568
Fresenius SE	5,689	490,798
Jungheinrich AG	965	32,507

Total Preferred Stocks (identified cost $344,670)		541,873

Rights - 0.0%

China - 0.0%
Industrial and Commercial Bank of China, Ltd. (2)	15,620	5,130

Total Rights (identified cost $0)		5,130

Short-Term Investments - 8.2%

Collateral Pool Investment for Securities on Loan - 4.8%
(See Note 2 of the Schedule of Investments)		3,273,598

Repurchase Agreement - 3.4%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 11/30/2010, to be repurchased at $2,294,827 on 12/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, with a market value of $2,349,013 (at amortized cost)	$2,294,822	2,294,822

Total Short-Term Investments (identified cost $5,568,420)		5,568,420

Total Investments - 102.7% (identified cost $62,536,766)		69,928,262
Other Assets and Liabilities - (2.7)%		(1,843,584)

Total Net Assets - 100.0%		$68,084,678

International Stock Fund

Industry Division

As of November 30, 2010

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$350,592	0.5%
Agriculture	1,134,791	1.7
Airlines	367,538	0.5
Apparel	52,492	0.1
Auto Manufacturers	3,761,463	5.5
Auto Parts & Equipment	1,085,872	1.6
Banks	10,420,904	15.3
Beverages	501,120	0.7
Building Materials	357,346	0.5
Chemicals	2,853,435	4.2
Commercial Services	1,210,799	1.8
Computers	1,684,635	2.5
Cosmetics/Personal Care	230,806	0.3
Distribution/Wholesale	2,236,177	3.3
Diversified Financial Services	567,752	0.8
Electric	1,892,156	2.8
Electrical Components & Equipment	1,047,159	1.5
Electronics	194,577	0.3
Engineering & Construction	539,104	0.8
Entertainment	15,236	0.0
Food	869,438	1.3
Food Service	37,589	0.1
Forest Products & Paper	291,432	0.4
Gas	228,697	0.3
Healthcare-Products	509,412	0.7
Holding Companies-Diversified	1,383,038	2.0
Home Builders	108,923	0.1
Home Furnishings	725,586	1.1
Insurance	2,171,094	3.2
Internet	187,450	0.3
Investment Companies	36,385	0.1
Leisure Time	360,546	0.5
Lodging	315,529	0.5
Machinery-Diversified	867,504	1.3
Media	1,017,702	1.5
Metal Fabricate/Hardware	65,635	0.1
Mining	2,717,870	4.0
Miscellaneous Manufacturing	184,610	0.3
Office/Business Equipment	472,923	0.7
Oil & Gas	7,012,981	10.3
Oil & Gas Services	740,865	1.1
Packaging & Containers	90,698	0.1
Pharmaceuticals	3,491,702	5.1
Real Estate	184,345	0.3
Retail	2,784,612	4.1
Semiconductors	1,209,396	1.8
Shipbuilding	6,388	0.0
Software	830,757	1.2
Telecommunications	3,258,322	4.8
Textiles	60,160	0.1
Transportation	773,193	1.1
Water	314,103	0.5

Total Common Stocks	63,812,839	93.7
Preferred Stocks	541,873	0.8
Rights	5,130	0.0
Collateral Pool Investment for Securities on Loan	3,273,598	4.8
Repurchase Agreement	2,294,822	3.4

Total Investments	69,928,262	102.7
Other Assets and Liabilities	(1,843,584)	(2.7)

Total Net Assets	$68,084,678	100.0%

Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 95.4%

Bermuda - 1.8%
Credicorp, Ltd.	5,322	$637,948
Huabao International Holdings, Ltd.	389,313	616,127

		1,254,075
Brazil - 13.0%
Banco Bradesco SA, ADR	84,963	1,704,358
Banco Santander Brasil SA, ADR	62,389	814,176
Cia de Concessoes Rodoviarias	26,681	727,480
Gafisa SA, ADR	44,860	644,190
Itau Unibanco Holding SA, ADR	27,951	652,097
Localiza Rent a Car SA	27,326	448,793
MRV Engenharia e Participacoes SA	98,036	969,153
Petroleo Brasileiro SA, ADR	26,712	866,537
Tractebel Energia SA	24,366	384,831
Vale SA, ADR	51,066	1,617,771

		8,829,386
Cayman Islands - 0.5%
Mindray Medical International, Ltd., ADR	12,100	317,625
Chile - 1.0%
Banco Santander-Chile, ADR	3,495	320,072
Lan Airlines SA, ADR	12,030	370,163

		690,235
China - 12.1%
Anhui Conch Cement Co., Ltd., Class H	115,710	489,014
China Communications Construction Co., Ltd., Class H	383,005	329,967
China Construction Bank Corp., Class H	958,302	864,240
China High Speed Transmission Equipment Group Co., Ltd.	277,250	506,722
China Shenhua Energy Co., Ltd., Class H	206,079	867,025
Dongfeng Motor Group Co., Ltd., Class H	398,184	755,893
Industrial & Commercial Bank of China, Ltd., Class H	1,689,520	1,311,058
Parkson Retail Group, Ltd.	174,747	290,362
PetroChina Co., Ltd., ADR	8,073	991,687
Renhe Commercial Holdings Co., Ltd.	2,640,233	476,095
SINA Corp. (2)	15,063	964,333
Yanzhou Coal Mining Co., Ltd., Class H	143,405	396,971

		8,243,367
Colombia - 0.5%
BanColombia SA, ADR	5,385	332,255
Czech Republic - 1.3%
CEZ AS	1,401	54,733
Komercni Banka AS	3,883	818,100

		872,833
Egypt - 1.6%
Commercial International Bank Egypt SAE	93,463	667,167
Orascom Construction Industries	8,780	394,755

		1,061,922
Hong Kong - 3.7%
China Mobile, Ltd., ADR	10,898	543,265
CNOOC, Ltd., ADR	6,156	1,325,387

Fushan International Energy Group, Ltd.	904,783	622,073

		2,490,725
India - 7.3%
Bharti Airtel, Ltd.	95,371	739,816
Housing Development Finance Corp., Ltd.	29,675	443,524
Infosys Technologies, Ltd., ADR	10,397	687,762
IRB Infrastructure Developers, Ltd.	59,400	306,696
Power Finance Corp., Ltd.	68,322	496,842
State Bank of India, GDR	8,185	1,058,319
Sterlite Industries India, Ltd.	195,579	682,247
Unitech, Ltd.	376,155	517,568

		4,932,774
Indonesia - 0.4%
Bank Mandiri Tbk PT	435,294	308,315
Israel - 1.1%
Israel Chemicals, Ltd.	50,461	728,559
Mexico - 5.7%
America Movil SAB de C.V., ADR	10,697	603,953
Corp. GEO SAB de CV (2)	296,408	952,295
Desarrolladora Homex SAB de CV, ADR (2)	21,313	717,182
Grupo Financiero Banorte SAB de CV, Class O	132,344	573,814
Grupo Mexico SAB de CV	311,172	1,057,055

		3,904,299
Poland - 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	43,147	598,546
Portugal - 0.7%
Jeronimo Martins, SGPS, SA	35,119	496,595
Russia - 10.1%
Federal Grid Co. Unified Energy System JSC (2)	36,937,258	428,472
Gazprom OAO, ADR	62,717	1,393,437
Magnitogorsk Iron & Steel Works, GDR	26,943	347,881
Mobile Telesystems OJSC, ADR	35,073	735,481
NovaTek OAO, GDR	6,738	634,067
OJSC Novolipetsk Steel (NLMK), GDR	17,431	647,981
OJSC Oil Co. Rosneft, GDR	151,567	999,393
Sberbank of Russian Federation	370,822	1,178,628
TMK OAO, GDR	23,315	468,073

		6,833,413
South Africa - 6.4%
ABSA Group, Ltd.	52,882	961,644
Aspen Pharmacare Holdings, Ltd. (2)	84,656	1,109,590
MTN Group, Ltd.	37,744	644,980
Naspers, Ltd., N Shares	32,799	1,636,103

		4,352,317
South Korea - 10.7%
Daum Communications Corp. (2)	7,080	466,610
Hyundai Motor Co.	2,680	397,470
KB Financial Group, Inc., ADR	9,529	438,715
LG Chem, Ltd.	1,453	485,472
MegaStudy Co., Ltd.	2,412	383,629
NHN Corp. (2)	5,469	924,666
Samsung Electronics Co., Ltd., GDR (6) (7)	4,737	1,662,959
Shinhan Financial Group Co., Ltd., ADR	5,097	391,246
Shinsegae Co., Ltd.	2,599	1,271,181
Woongjin Coway Co., Ltd.	24,151	873,865

		7,295,813
Taiwan - 7.8%
Acer, Inc.	268,919	791,646
Delta Electronics, Inc.	205,985	913,085
HON HAI Precision Industry Co., Ltd.	206,450	732,811

Synnex Technology International Corp.	271,133	677,794
Taiwan Semiconductor Manufacturing Co., Ltd.	293,710	609,815
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,444	617,523
Unimicron Technology Corp.	311,531	566,865
Wistron Corp.	182,351	367,338

		5,276,877
Thailand - 4.6%
Bangkok Bank PCL	115,611	562,084
Banpu PCL	51,843	1,296,265
Kasikornbank PCL	187,954	748,799
Kasikornbank PCL, NVDR	123,299	485,833

		3,092,981
Turkey - 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,606	312,084
Haci Omer Sabanci Holding AS	137,252	677,712
Turkiye Garanti Bankasi AS	109,799	609,609

		1,599,405
United Kingdom - 1.8%
BHP Billiton PLC	23,225	820,134
SABMiller PLC	13,222	419,252

		1,239,386

Total Common Stocks (identified cost $43,947,084)		64,751,703

Preferred Stocks - 0.5%

Brazil - 0.5%
Usinas Siderurgicas de Minas Gerais S.A. (Usiminas)	29,416	320,820

Total Preferred Stocks (identified cost $374,510)		320,820

Rights - 0.1%

China - 0.1%
China Construction Bank Corp. (2)	67,081	22,288
Industrial and Commercial Bank of China, Ltd. (2)	76,028	24,967

Total Rights (identified cost $0)		47,255

Short-Term Investments - 4.1%

Repurchase Agreement - 4.1%
Agreement with State Street Bank & Trust Co., 0.080%, dated 11/30/2010, to be repurchased at $2,807,092 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 9/25/2039, with a market value of $2,866,271 (at amortized cost)	$2,807,086	2,807,086

Total Short-Term Investments (identified cost $2,807,086)		2,807,086

Total Investments - 100.1% (identified cost $47,128,680)		67,926,864
Other Assets and Liabilities - (0.1)%		(44,811)

Total Net Assets - 100.0%		$67,882,053

Emerging Markets Equity Fund

Industry Division

As of November 30, 2010

(Unaudited)

Industry	Value	% of Total Net Assets
Airlines	$370,163	0.5%
Auto Manufacturers	1,153,363	1.7
Banks	15,207,061	22.4
Beverages	731,336	1.1
Building Materials	2,158,491	3.2
Chemicals	1,830,158	2.7
Coal	3,182,334	4.7
Commercial Services	1,559,902	2.3
Computers	1,846,746	2.7
Diversified Financial Services	1,770,327	2.6
Electric	868,037	1.3
Electrical Components & Equipment	1,419,807	2.1
Electronics	1,977,470	2.9
Engineering & Construction	1,031,418	1.5
Environmental Control	873,866	1.3
Food	496,595	0.7
Healthcare-Products	1,427,215	2.1
Holding Companies-Diversified	677,711	1.0
Home Builders	969,153	1.4
Internet	2,355,609	3.5
Iron/Steel	995,863	1.5
Media	1,636,103	2.4
Metal Fabricate/Hardware	468,073	0.7
Mining	4,177,208	6.2
Oil & Gas	6,210,508	9.1
Real Estate	1,637,852	2.4
Retail	1,561,542	2.3
Semiconductors	2,890,297	4.3
Telecommunications	3,267,495	4.8

Total Common Stocks	64,751,703	95.4
Preferred Stocks	320,820	0.5
Rights	47,255	0.1
Repurchase Agreement	2,807,086	4.1

Total Investments	67,926,864	100.1
Other Assets and Liabilities	(44,811)	(0.1)

Total Net Assets	$67,882,053	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of November 30, 2010

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals - 90.7%

Alabama - 1.3%
Alabama Board of Education, Higher Education, Revenue Bonds, AMBAC, 5.375%, 10/1/2014 NR/A1; Call 1/1/2011	$50,000	$50,664
Alabama Public Housing Authorities, Multi-Family Housing, Revenue Bonds, FSA, 3.875%, 1/1/2012 AA+/Aa2	50,000	50,784
Alabama Public School & College Authority, Education, Revenue Bonds, 5.000%, 2/1/2012 AA/Aa1; Call 2/1/2011	155,000	156,105
Chatom Industrial Development Board, Utilities, Revenue Bonds, 1.200%, 8/1/2037 A/A-1/NR; Call 2/1/2011 (4)	1,500,000	1,499,865
County of Jefferson, Multi-Family Housing, Revenue Bonds, 5.400%, 9/1/2012 NR/NR; Call 1/1/2011	20,000	20,002
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AA+/Aa3; Call 1/1/2011	40,000	39,925
County of Pike, General Obligation, GO UT, 2.000%, 10/1/2011 NR/Baa1	100,000	100,467
County of Pike, General Obligation, GO UT, 2.000%, 10/1/2012 NR/Baa1	470,000	471,847
Gadsden Special Care Facilities Financing Authority, Medical, Revenue Bonds, 4.500%, 7/1/2011 NR/NR; Call 1/1/2011	185,000	184,734
Health Care Authority for Baptist Health, Medical, Revenue Bonds, ASSURED GTY GO OF AUTH, 1.000%, 11/15/2037 AA+/Aa3; Call 12/3/2010 (4)	1,575,000	1,575,000
Lake Martin Area Industrial Development Authority, Development, Revenue Bonds, CNTY GTD, 5.000%, 11/1/2011 A/NR	450,000	458,590
Troy State University, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 11/1/2011 NR/Aa3; Call 1/1/2011	25,000	25,585

		4,633,568
Alaska - 0.2%
Alaska Industrial Development & Export Authority, Development, Revenue Bonds, 3.500%, 4/1/2012 A/NR	270,000	276,817
Alaska Railroad Corp., Transportation, Revenue Bonds, NATL-RE, FGIC, 4.000%, 8/1/2011 A+/Aa3	50,000	50,979
State of Alaska, General, Certificate of Participation, AMBAC, 4.450%, 7/15/2011 NR/WR	235,000	239,587
State of Alaska, General, Certificate of Participation, AMBAC, 4.550%, 7/15/2012 NR/WR	100,000	104,540
State of Alaska, General, Certificate of Participation, AMBAC, 4.600%, 7/15/2013 NR/WR; Call 7/15/2012	135,000	140,466

		812,389
Arizona - 3.2%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2012 A+/NR	100,000	104,332
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 4.000%, 7/1/2015 NR/WR	50,000	52,232
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 4.250%, 7/1/2015 NR/WR	25,000	26,492
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 5.250%, 7/1/2013 NR/WR	500,000	536,575
Arizona Water Infrastructure Finance Authority, Revenue Bonds, 4.000%, 10/1/2011 AAA/Aaa	25,000	25,734
City of Tolleson, General Obligation, GO UT, AMBAC, 4.300%, 7/1/2011 NR/A1; Call 1/1/2011	25,000	25,066
County of Maricopa, Medical, Certificate of Participation, 5.100%, 7/1/2011 NR/Aa2; Call 1/1/2011	270,000	273,540
County of Mohave, General, Revenue Bonds, AGC, 3.250%, 4/1/2012 AA+/Aa3	65,000	67,011
County of Pima, General, Certificate of Participation, AMBAC, 5.000%, 1/1/2012 NR/Aa3	25,000	25,964
Glendale Industrial Development Authority, Medical, Revenue Bonds, 3.875%, 12/1/2012 BBB/NR	40,000	41,024
Maricopa County Elementary School District No. 2 Riverside, School District, GO UT, 3.000%, 7/1/2012 NR/A2	425,000	430,440
Maricopa County Unified School District No. 95 Queen Creek, School District, GO UT, NATL-RE FGIC, 3.500%, 7/1/2012 NR/A1	225,000	228,631
Pima County Unified School District No. 30 Sahuarita, School District, GO UT, 0.000%, 1/1/2012 A+/NR	93,000	90,466

Pima County Unified School District No. 30 Sahuarita, School District, GO UT, 0.000%, 7/1/2012 A+/NR	221,000	212,240
Pima County Unified School District No. 30 Sahuarita, School District, GO UT, 3.000%, 7/1/2012 A+/NR	900,000	916,857
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 0.570%, 2/1/2042 NR/Aa3; Call 2/1/2013 (4)	3,360,000	3,360,000
Scottsdale Industrial Development Authority, Medical, Revenue Bonds, FSA, 1.090%, 9/1/2045 AA+/Aa3; Call 12/7/2010 (4)	4,725,000	4,725,000
Town of Gilbert, Transportation, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/1/2012 AA-/Aa3	50,000	53,139
University of Arizona, General, Certificate of Participation, AMBAC, 3.500%, 6/1/2011 AA-/Aa3	50,000	50,745
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2011 A+/A1	200,000	203,998

		11,449,486
Arkansas - 0.4%
Conway Health Facilities Board, Medical, Revenue Bonds, 2.000%, 8/1/2011 BBB+/NR	155,000	155,894
Conway Health Facilities Board, Medical, Revenue Bonds, 2.750%, 8/1/2012 BBB+/NR	270,000	273,864
County of Pulaski, Medical, Revenue Bonds, AGM, 3.000%, 3/1/2012 AA+/Aa3	200,000	203,932
County of Pulaski, Medical, Revenue Bonds, AGM, 3.000%, 3/1/2013 AA+/Aa3	500,000	513,020
Siloam Springs Public Education Facilities Board, Education, Revenue Bonds, 2.000%, 12/1/2011 NR/NR	100,000	100,769
Siloam Springs Public Education Facilities Board, Education, Revenue Bonds, 2.000%, 12/1/2012 NR/NR	100,000	101,097

		1,348,576
California - 6.1%
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.000%, 10/1/2012 NR/WR	25,000	25,607
Antioch Area Public Facilities Financing Agency, Mello-Roos, Special Tax, NATL-RE, 4.250%, 8/1/2012 A/A1	100,000	104,662
Bay Area Governments Association, Water, Revenue Bonds, XLCA, 4.000%, 3/1/2012 A/A2	225,000	229,104
Burbank Unified School District, School District, GO UT, NATL-RE FGIC, 5.375%, 8/1/2013 AA-/WR; Call 8/1/2011	125,000	130,074
California Educational Facilities Authority, Higher Education, Revenue Bonds, AMBAC, 0.000%, 9/1/2011 NR/Aa3	150,000	148,912
California Health Facilities Financing Authority, Medical, Revenue Bonds, 5.000%, 11/15/2011 NR/A2	170,000	176,528
California Pollution Control Financing Authority, Pollution, Revenue Bonds, NATL-RE-IBC, 5.900%, 6/1/2014 A/A2	550,000	618,678
California Statewide Communities Development Authority, Medical, Revenue Bonds, AGM, 0.800%, 7/1/2040 AA+/Aa3; Call 12/3/2010 (4)	2,000,000	2,000,000
Chino Redevelopment Agency, General, Tax Allocation, AMBAC, 4.000%, 9/1/2012 A-/WR	300,000	304,437
City & County of San Francisco, General Obligation, GO UT, 5.000%, 6/15/2011 AA/Aa2; Call 1/1/2011	150,000	153,534
City of Newport Beach, Medical, Revenue Bonds, 4.000%, 2/8/2011 AA/Aa3 (4)	100,000	100,483
City of Santa Ana, General, Certificate of Participation, AMBAC, 5.000%, 6/1/2012 NR/WR	225,000	230,830
Compton Unified School District, School District, GO UT, AMBAC, 0.000%, 6/1/2011 A/Aa3	300,000	298,347
Contra Costa Water District, Water, Revenue Bonds, AGM, 5.500%, 10/1/2013 AA+/Aa2; Call 10/1/2011	100,000	103,894
County of Inyo, General, Certificate of Participation, 5.000%, 2/1/2011 NR/A2	30,000	30,133
Delhi Unified School District, School District, GO UT, AMBAC, 0.000%, 8/1/2012 NR/WR	405,000	385,706
Delhi Unified School District, School District, GO UT, AMBAC, 0.000%, 8/1/2013 NR/WR	420,000	384,061
Delhi Unified School District, School District, GO UT, AMBAC, 0.000%, 8/1/2014 NR/WR	490,000	426,305
El Centro Financing Authority, Transportation, Revenue Bonds, 2.000%, 10/1/2011 A/NR	270,000	272,668
Fairfield-Suisun Unified School District, Mello-Roos, SPECIAL TAX, AMBAC, 5.000%, 8/15/2013 A-/Baa2	1,980,000	2,126,104
Folsom Public Financing Authority, General, Revenue Bonds, 2.000%, 9/1/2011 A-/NR	600,000	601,008
Fontana Unified School District, School District, GO UT, 4.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,577,955
Fresno Joint Powers Financing Authority, Mello-Roos, Revenue Bonds, XLCA, 4.000%, 10/1/2014 AA-/A1; Call 1/1/2011	90,000	90,121
Gilroy Unified School District, School District, GO UT, 0.000%, 4/1/2013 SP-1+/MIG1	500,000	470,280
Hanford Joint Union High School District, GO UT, 0.000%, 8/1/2011 A+/A1	125,000	123,885
Lancaster Redevelopment Agency, General, TAX ALLOCATION, NATL-RE FGIC, 4.000%, 8/1/2013 A/WR	100,000	102,304
Long Beach Bond Finance Authority, Development, Revenue Bonds, AMBAC, 4.500%, 11/1/2011 BBB/WR	150,000	151,815
Long Beach Bond Finance Authority, Development, Revenue Bonds, AMBAC, 5.500%, 11/1/2014 BBB/WR; Call 11/1/2011	100,000	103,265

Long Beach Bond Finance Authority, General, Tax Allocation, AMBAC, 5.000%, 8/1/2012 BBB/WR	100,000	102,787
Los Angeles Department of Water & Power, Power, Revenue Bonds, NATL-RE, 5.375%, 7/1/2012 A/Aa3e; Call 7/1/2011	25,000	25,726
Los Angeles Department of Water & Power, Power, Revenue Bonds, NATL-RE, 5.375%, 7/1/2012 AA-/Aa3; Call 7/1/2011	25,000	25,680
Los Angeles State Building Authority, Facilities, Revenue Bonds, 5.625%, 5/1/2011 A/A2	85,000	86,604
Midpeninsula Regional Open Space District, General, Revenue Bonds, AMBAC, 3.250%, 9/1/2012 NR/WR	100,000	102,130
Mojave Unified School District School Facilities Improvement District No. 2, School District, GO UT, 0.000%, 6/1/2013 A+/SP-1+/NR	2,070,000	1,945,614
Montclair Redevelopment Agency, General, Tax Allocation, AMBAC, 4.250%, 9/1/2011 BBB/WR	100,000	100,674
Oakland Redevelopment Agency, General, Tax Allocation, NATL-RE FGIC, 5.500%, 9/1/2012 A/WR	1,165,000	1,207,231
Oxnard Union High School District, School District, GO UT, NATL-RE, 5.250%, 2/1/2012 A+/Baa1	50,000	51,679
Plumas Unified School District, GO UT, 3.900%, 8/1/2012 A/Baa1	25,000	25,260
Port of Oakland, Transportation, Revenue Bonds, FGIC, 4.000%, 11/1/2013 A/A2; Call 11/1/2012	25,000	25,971
Richmond Joint Powers Financing Authority, General, Revenue Bonds, Assured Guaranty Corp., 3.500%, 8/1/2011 AA+/Aa3	100,000	101,676
Sacramento Municipal Utility District, Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2012 A/Baa1	100,000	104,906
Sacramento Regional County Sanitation District, Water, Revenue Bonds, 5.400%, 12/1/2013 AA/Aa3; Call 12/1/2010	100,000	101,000
Sacramento Unified School District, School District, GO UT, NATL-RE FGIC, 5.000%, 7/1/2014 A/Aa2; Call 1/1/2011	50,000	51,154
San Joaquin County Transportation Authority, General, Revenue Bonds, 5.000%, 4/1/2011 SP-1+/NR	570,000	577,872
San Jose Redevelopment Agency, General, Tax Allocation, NATL-RE, 4.000%, 8/1/2011 A/A2; Call 1/1/2011	25,000	25,245
San Ramon Valley Unified School District, School District, GO UT, NATL-RE FGIC, 0.000%, 7/1/2013 AA/Aa1	100,000	95,461
Santa Ana Housing Authority, Multi-Family Housing, Revenue Bonds, FNMA, 0.660%, 12/15/2022 NR/Aaa; Call 12/15/2010 (4)	2,120,000	2,120,000
Savanna Elementary School District, School District, GO UT, 4.000%, 5/1/2012 A+/SP-1+/NR	1,000,000	1,031,210
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.100%, 7/1/2011 NR/NR	130,000	131,251
State of California, General Obligation, GO UT, 3.700%, 4/1/2011 A-/A1; Call 1/1/2011	100,000	100,197
State of California, General Obligation, GO UT, NATL-RE FGIC, 4.500%, 2/1/2014 A/A2; Call 1/1/2011	100,000	100,177
Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call 1/1/2011	100,000	100,161
Sunol Glen Unified School District, School District, GO UT, NATL-RE, 5.000%, 7/1/2011 NR/A1; Call 1/1/2011	125,000	125,367
Twin Rivers Unified School District, Education, Certificate of Participation, AGM, 3.500%, 5/31/2013 AA+/Aa3e; Call 1/1/2011 (4)	2,000,000	1,996,680
Vallejo City Unified School District, School District, GO UT, NATL-RE, 4.650%, 2/1/2011 A/Baa1	100,000	100,224
Westlands Water District, General, Certificate of Participation, 4.000%, 9/1/2012 A+/Baa1	50,000	52,569

		22,085,206
Colorado - 6.2%
Cherry Creek South Metropolitan District No. 1, Development, GO, CIFG, 4.250%, 12/15/2014 NR/NR	240,000	256,018
City of Colorado Springs, Medical, Revenue Bonds, AMBAC, 1.650%, 12/15/2024 A-/A3 (4)	3,700,000	3,700,000
City of Westminster, Multi-Family Housing, Revenue Bonds, FHLMC, 0.530%, 6/1/2012 NR/NR; Call 12/1/2010 (4)	700,000	700,000
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 2.375%, 3/1/2013 A/NR	150,000	150,601
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 2.400%, 12/1/2012 NR/NR	260,000	260,504
Colorado Educational & Cultural Facilities Authority, General, Revenue Bonds, 3.000%, 6/1/2012 Ae/A3	200,000	204,776
Colorado Health Facilities Authority, Medical, Revenue Bonds, NATL-RE, 6.000%, 10/1/2011 NR/A2	300,000	311,310
Colorado Health Facilities Authority, Nursing Homes, Revenue Bonds, 0.430%, 8/15/2034 A/A-1/NR; Call 12/1/2010 (4)	2,000,000	2,000,000
Colorado Water Resources & Power Development Authority, Water, Revenue Bonds, 4.250%, 1/1/2012 A/Baa1	135,000	138,762

Cornerstar Metropolitan District, Development, Revenue Bonds, 0.700%, 12/1/2037 A/A-1/NR; Call 12/1/2010 (4)	2,000,000	2,000,000
Cottonwood Water & Sanitation District, General Obligation, GO UT, AMBAC, 5.000%, 12/1/2011 NR/WR	140,000	144,536
Denver Health & Hospital Authority, Medical, Revenue Bonds, 4.000%, 12/1/2013 BBB/NR	440,000	455,836
Denver Health & Hospital Authority, Medical, Revenue Bonds, 5.000%, 12/1/2012 BBB/NR	770,000	804,011
Denver Urban Renewal Authority, General, Tax Allocation, 0.700%, 9/1/2017 NR/A3/VMIG2; Call 12/1/2010 (4)	100,000	100,000
E-470 Public Highway Authority, Transportation, Revenue Bonds, NATL-RE, 4.000%, 9/1/2011 A/Baa1	50,000	50,608
Eagle Bend Metropolitan District No. 2, Development, GO, RADIAN, 4.500%, 12/1/2012 A-/NR	50,000	50,907
Fronterra Village Metropolitan District, Development, GO, CIFG, 3.650%, 12/1/2010 NR/WR	125,000	125,000
Grand Junction Downtown Development Authority, Development, Tax Allocation, 3.000%, 12/15/2012 NR/NR	235,000	233,487
Little Thompson Water District, Revenue Bonds, 3.500%, 12/1/2013 NR/A2; Call 12/1/2012	40,000	41,072
Metropolitan Football Stadium District, Development, Revenue Bonds, 0.000%, 1/1/2011 A/Baa1	15,000	14,982
Park Creek Metropolitan District, Development, GO, 0.570%, 6/1/2011 NR/Aa3 (4)	2,860,000	2,860,000
Park Creek Metropolitan District, Development, Revenue Bonds, 4.750%, 12/1/2010 NR/Baa2	1,000,000	1,000,000
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2012 NR/WR	50,000	52,218
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2014 NR/WR; Call 12/1/2013	175,000	184,182
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 0.570%, 1/1/2030 AAA/A-1/NR (4)	5,845,000	5,845,000
State of Colorado, General, Certificate of Participation, 0.000%, 3/1/2012 AA-/Aa3	300,000	295,311
Washington County School District R-3, GO UT, 5.100%, 12/1/2012 AA-/NR; Call 1/1/2011	80,000	80,230
Widefield Water & Sanitation District, Water, Revenue Bonds, NATL-RE, 3.250%, 12/1/2011 A/Baa1	100,000	101,611

		22,160,962
Connecticut - 1.0%
City of Ansonia, General Obligation, GO UT, NATL-RE, FGIC, 4.500%, 10/15/2012 A+/A1; Call 1/1/2011	20,000	20,252
City of Bridgeport, General Obligation, GO UT, AMBAC, 6.250%, 3/1/2012 NR/A1	275,000	290,262
Connecticut Housing Finance Authority, Single Family Housing, Revenue Bonds, 4.400%, 11/15/2015 AAA/Aaa; Call 5/15/2012	2,050,000	2,108,650
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.570%, 7/1/2037 NR/Aa3 (4)	1,000,000	1,000,000
Town of Madison, General Obligation, GO UT, 4.500%, 6/15/2013 NR/Aaa; Call 6/15/2011	50,000	50,991
Town of Vernon, General Obligation, GO UT, AGM, 3.000%, 9/15/2011 NR/Aa2; Call 1/1/2011	100,000	100,139

		3,570,294
District of Columbia - 0.0%
District of Columbia, Higher Education, Revenue Bonds, AMBAC, 5.000%, 4/1/2015 A-/A3	60,000	65,882
Florida - 9.9%
Broward County Educational Facilities Authority, Higher Education, Revenue Bonds, 1.200%, 4/1/2022 A+/A-1/NR; Call 12/1/2010 (4)	415,000	415,000
Citizens Property Insurance Corp., General, Revenue Bonds, BHAC-CR NATL-RE, 5.000%, 3/1/2012 AA+/Aa1	185,000	192,622
Citizens Property Insurance Corp., Power, Revenue Bonds, 2.050%, 6/1/2013 A+/A2 (4)	2,000,000	2,000,840
City of Cape Coral, Utilities, Revenue Bonds, 2.000%, 10/1/2011 NR/A2	605,000	606,827
City of Gulf Breeze, Facilities, Revenue Bonds, 3.000%, 12/1/2012 NR/NR; Call 5/1/2011 (4) (5)	10,000,000	9,973,100
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010 NR/NR; Call 12/1/2010 (4)	5,100,000	5,100,000
City of Gulf Breeze, General, Revenue Bonds, FGIC, 4.000%, 12/1/2010 NR/WR (4)	1,880,000	1,880,000
City of Leesburg, Medical, Revenue Bonds, 5.000%, 7/1/2012 BBB+/Baa1	110,000	114,018
City of Ocala, General, Revenue Bonds, AMBAC, 3.400%, 10/1/2012 NR/WR	150,000	154,733
City of Palm Bay, Utilities, Revenue Bonds, NATL-RE FGIC, 3.250%, 10/1/2012 A/Aa3	100,000	103,252
City of Sarasota, General, Revenue Bonds, AMBAC, 0.000%, 11/1/2011 NR/WR	145,000	142,871
City of Tallahassee, Medical, Revenue Bonds, NATL-RE, 6.625%, 12/1/2013 A/Baa1; Call 1/1/2011	570,000	572,354
County of Broward, Airport, Revenue Bonds, 5.000%, 10/1/2011 A+/A1	125,000	128,636
County of Clay, General, Revenue Bonds, AMBAC, 3.000%, 6/1/2012 NR/A2	345,000	351,797
County of Escambia, Pollution, Revenue Bonds, 1.750%, 6/15/2012 A/A3 (4)	1,000,000	998,790
County of Lee, Transportation, Revenue Bonds, AMBAC, 5.500%, 10/1/2014 A-/A3; Call 10/1/2011	200,000	205,712
County of Miami-Dade, Water, Revenue Bonds, XLCA, 4.000%, 10/1/2015 A+/Aa2	150,000	165,191
County of St. Lucie, General Obligation, GO, AMBAC, 4.250%, 10/1/2011 NR/WR	100,000	102,798
County of Volusia, General, Revenue Bonds, AGM, 3.500%, 12/1/2013 NR/Aa3; Call 1/1/2011	50,000	50,580

First Florida Governmental Financing Commission, General, Revenue Bonds, AMBAC, 3.900%, 7/1/2011 NR/Aa3	50,000	50,760
Florida Department of Corrections, General, Certificate of Participation, AMBAC, 3.300%, 3/1/2012 NR/WR	200,000	202,656
Florida Higher Educational Facilities Financial Authority, Higher Education, Revenue Bonds, 3.000%, 7/1/2012 A-/NR	250,000	254,605
Florida Rural Utility Financing Commission, Water, Revenue Bonds, 3.500%, 11/1/2011 NR/MIG1; Call 1/1/2011	260,000	260,021
Florida State Board of Education, Education, Revenue Bonds, AMBAC, 5.500%, 7/1/2015 AAA/A1; Call 7/1/2011	525,000	545,643
Florida State Board of Education, Education, Revenue Bonds, NATL-RE FGIC, 5.500%, 7/1/2012 AAA/A1	270,000	290,031
Florida State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2013 A/A2; Call 1/1/2011	180,000	182,318
Hillsborough County Aviation Authority, Airport, Revenue Bonds, AMBAC, 4.000%, 10/1/2011 A+/Aa3	150,000	154,217
Jacksonville Economic Development Commission, Medical, Revenue Bonds, AMBAC, 5.000%, 2/1/2011 NR/Baa1	200,000	200,906
Lee County, Water and Sewer, Revenue Bonds, MBIA, 2.875%, 10/1/2011 NR/Aa3	50,000	50,863
Martin County Industrial Development Authority, General, Revenue Bonds, 1.200%, 10/1/2016 NR/A3/VMIG2; Call 12/1/2010 (4)	1,230,000	1,230,000
Miami-Dade County School Board, School District, GO UT, AGM, 5.375%, 8/1/2014 AA+/Aa3	250,000	277,925
Orange County Health Facilities Authority, Medical, Revenue Bonds, 4.000%, 10/1/2013 A/A2	220,000	230,608
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 10/1/2011 A/A2	555,000	571,145
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 10/1/2012 A/A2	500,000	528,075
Palm Beach County School District, General, Certificate of Participation, FGIC, 5.000%, 8/1/2011 AA-/WR (4)	50,000	51,361
Palm Beach County School District, General, Certificate of Participation, NATL-RE, 3.900%, 8/1/2015 AA-/Aa3	100,000	107,812
Pinellas County Industrial Development Authority, Development, Revenue Bonds, 1.050%, 7/1/2024 BBB+/A-2/NR; Call 12/1/2010 (4)	605,000	605,000
Polk County School Board, General, Certificate of Participation, AGM, 4.500%, 1/1/2012 AA+/Aa3; Call 1/1/2011	250,000	253,178
Polk County School District, Education, Revenue Bonds, AGM, 4.500%, 10/1/2012 AA+/Aa3	25,000	26,277
Polk County School District, Education, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 A+/Baa1	145,000	155,531
Reedy Creek Improvement District, Utilities, Revenue Bonds, 5.250%, 10/1/2011 A/A1	245,000	253,724
South Broward Hospital District, Medical, Revenue Bonds, 5.000%, 5/1/2012 AA-/Aa3	500,000	521,185
St. Lucie County School Board, Education, Revenue Bonds, NATL-RE FGIC, 5.000%, 10/1/2012 A/A2	855,000	904,906
University Athletic Association, Inc., Higher Education, Revenue Bonds, 1.250%, 10/1/2031 A+/A3/VMIG2; Call 12/1/2010 (4)	4,080,000	4,080,000
Volusia County School Board, Education, Revenue Bonds, AGM, 5.250%, 10/1/2013 AA+/Aa3	235,000	251,067

		35,498,935
Georgia - 3.0%
Atlanta & Fulton County Recreation Authority, General, Revenue Bonds, AMBAC, 3.750%, 12/1/2010 A/A1	70,000	70,000
City of Atlanta, Airport, Revenue Bonds, NATL-RE, 5.000%, 1/1/2012 A+/A1	150,000	155,442
City of Atlanta, Water, Revenue Bonds, NATL-RE FGIC, 5.500%, 11/1/2013 A/A1	100,000	110,296
Clayton County Housing Authority, Multi-Family Housing, Revenue Bonds, FNMA, 4.350%, 12/1/2011 AAA/NR (4)	200,000	201,508
East Point Building Authority, Water, Revenue Bonds, XLCA, 4.000%, 2/1/2013 NR/WR	35,000	35,193
Gainesville & Hall County Development Authority, Nursing Homes, Revenue Bonds, 5.000%, 11/15/2011 BBB+/NR	220,000	225,421
Gainesville & Hall County Development Authority, Nursing Homes, Revenue Bonds, 5.000%, 11/15/2012 BBB+/NR	230,000	240,382
Georgia Housing & Finance Authority, Single Family Housing, Revenue Bonds, GO OF AUTHORITY, 4.100%, 6/1/2011 AAA/NR	25,000	25,305
Gwinnett County Hospital Authority, Medical, Revenue Bonds, AGM, 3.000%, 7/1/2011 NR/Aa3	100,000	101,376
Henry County Hospital Authority, Medical, Revenue Bonds, AMBAC, 5.750%, 7/1/2011 AA/Aa1; Call 1/1/2011	1,020,000	1,038,401
Henry County Water & Sewerage Authority, Water, Revenue Bonds, NATL-RE, 0.480%, 2/1/2030 AAA/A-1/NR (4)	5,910,000	5,910,000
Macon-Bibb County Urban Development Authority, Facilities, Revenue Bonds, 1.200%, 11/1/2015 BBB+/A-2/NR; Call 12/1/2010 (4)	705,000	705,000
Richmond County Development Authority, Higher Education, Revenue Bonds, 5.000%, 2/1/2011 NR/A2	195,000	195,661

Savannah Economic Development Authority, Medical, Revenue Bonds, 1.050%, 3/1/2018 NR/A3/VMIG2; Call 12/1/2010 (4)	1,860,000	1,860,000

		10,873,985
Hawaii - 0.0%
Hawaii State Department of Budget & Finance, Medical, Revenue Bonds, 5.250%, 7/1/2013 BBB+/A3; Call 1/18/2011	160,000	160,205
Illinois - 8.7%
Central Lake County Joint Action Water Agency, Water, Revenue Bonds, AMBAC, 5.250%, 5/1/2016 NR/Aa2; Call 5/1/2013	125,000	134,944
Central Lake County Joint Action Water Agency, Water, Revenue Bonds, NATL-RE, 4.000%, 5/1/2016 NR/Aa2; Call 5/1/2015	525,000	565,430
Chicago Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.000%, 3/1/2012 A/A1	100,000	103,700
Chicago Transit Authority, Transportation, Revenue Bonds, AMBAC, 4.000%, 6/1/2012 A/A1	150,000	154,575
City of Berwyn, General Obligation, GO UT, AMBAC, 4.000%, 12/1/2010 NR/WR	350,000	350,000
City of Berwyn, General Obligation, GO UT, AMBAC, 4.000%, 12/1/2011 NR/WR	750,000	765,817
City of Berwyn, General Obligation, GO UT, AMBAC, 5.000%, 12/1/2013 NR/WR	1,730,000	1,841,152
City of Carbondale, General Obligation, GO UT, AMBAC, 4.500%, 12/1/2011 NR/WR	515,000	528,951
City of Chicago, Airport, Revenue Bonds, AMBAC, 4.500%, 1/1/2011 A-/A2	150,000	150,417
City of Chicago, Airport, Revenue Bonds, NATL-RE, 5.000%, 1/1/2011 A/A1	50,000	50,162
City of Chicago, General Obligation, GO UT, NATL-RE, 5.000%, 1/1/2013 A+/Aa3	200,000	213,840
City of Springfield, General Obligation, GO UT, NATL-RE, 5.500%, 12/1/2010 AA/Aa2	600,000	600,000
Coles & Cumberland Counties, School District, GO UT, NATL-RE FGIC, 5.400%, 2/1/2011 NR/A1	225,000	226,400
Cook & Du Page Counties Combined School District No. 113A-Lemont, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2011 NR/WR	35,000	34,240
Cook County School District No. 130 Blue Island, School District, GO, XLCA, 4.250%, 12/1/2013 NR/WR	500,000	527,165
Cook County School District No. 149 Dolton, School District, GO UT, AMBAC, 0.000%, 12/1/2012 NR/WR	300,000	289,926
Cook County School District No. 157 Hoover Schrum Memorial, School District, GO UT, AGM, 5.250%, 5/1/2013 NR/Aa3; Call 5/1/2012	515,000	536,841
Cook County School District No. 30 Northbrook-Glenview, School District, GO, NATL-RE, 0.000%, 11/1/2012 NR/Baa1	955,000	915,196
Du Page County Community Consolidated School District No. 89 Glen, General, GO, AMBAC, 3.750%, 2/1/2011 NR/WR	100,000	100,365
Grundy County School District No. 54 Morris, School District, GO UT, AMBAC, 5.250%, 12/1/2012 NR/WR; Call 12/1/2010	205,000	205,000
Illinois Department of Central Management Services, General, Certificate of Participation, AMBAC, 5.100%, 7/1/2011 NR/WR; Call 1/1/2011	100,000	100,279
Illinois Finance Authority, Higher Education, Revenue Bonds, 5.250%, 6/1/2013 A/Baa1; Call 1/1/2011	175,000	175,537
Illinois Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.700%, 12/1/2010 A/Baa1	25,000	25,000
Illinois Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.000%, 8/1/2015 A/WR	50,000	54,273
Illinois Finance Authority, Medical, Revenue Bonds, 3.875%, 5/1/2012 AA/A-1+/Aa2 (4)	900,000	928,827
Illinois Finance Authority, Medical, Revenue Bonds, 5.375%, 3/1/2011 A/Baa1; Call 1/1/2011	75,000	75,046
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.100%, 8/15/2011 NR/WR; Call 1/1/2011	90,000	90,226
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.500%, 8/1/2011 BBB/Baa2; Call 1/1/2011	225,000	225,646
Illinois Finance Authority, Pollution, Revenue Bonds, 1.450%, 10/3/2011 BBB/A-2/NR (4)	1,100,000	1,096,733
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, GO, 4.000%, 1/1/2012 A+/A1	900,000	914,445
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, GO, 4.000%, 7/1/2012 A+/A1	235,000	238,929
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, GO, 4.100%, 1/1/2013 A+/A1	295,000	304,738
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, NATL-RE GO OF AUTH, 4.100%, 1/1/2014 A+/A1; Call 7/1/2013	145,000	150,277
Kane & DeKalb Counties Community Unit School District No. 301 Burlington, School District, GO UT, AMBAC, 0.000%, 12/1/2012 NR/WR	100,000	93,975
La Salle & Grundy Counties Township High School District No. 160 Seneca, School District, GO, 5.500%, 2/1/2030 A+/NR; Call 2/10/2011	3,000,000	3,020,460
Lake County Community Consolidated School District No. 34-Antioch, School District, GO, NATL-RE, 3.950%, 12/1/2010 NR/Baa1	100,000	100,000
Lake County Community Unit School District No. 116-Round Lake, School District, GO UT, NATL-RE, 9.000%, 1/1/2012 NR/Baa1	425,000	453,050

Lake County Community Unit School District No. 116-Round Lake, School District, GO UT, NATL-RE, 9.000%, 1/1/2013 NR/Baa1	465,000	521,976
Lake County School District No. 38 Big Hollow, School District, GO UT, AMBAC, 0.000%, 2/1/2011 NR/WR	100,000	99,501
Lake County School District No. 38 Big Hollow, School District, GO UT, AMBAC, 0.000%, 2/1/2015 NR/WR	200,000	166,870
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2012 NR/WR	160,000	153,998
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2013 NR/WR	450,000	414,841
Macon County School District No. 61, School District, GO UT, 4.800%, 12/1/2011 NR/A1	65,000	67,300
Marion & Jefferson Counties Community High School District No. 600 Salem, School District, GO, NATL-RE FGIC, 0.000%, 11/1/2016 NR/WR	475,000	368,101
McLean & Dewitt Counties Community Unit School District No. 4, School District, GO UT, FSA, 5.250%, 12/1/2011 NR/Aa3	195,000	203,141
Regional Transit Authority, General, Revenue Bonds, 1.350%, 6/1/2025 A-1+/Aa3/P-1; Call 12/1/2010 (4)	2,000,000	2,000,000
St. Clair County School District No. 118 Belleville, School District, GO UT, RADIAN, 0.000%, 12/1/2011 NR/NR	185,000	182,649
St. Clair County School District No. 189 East. St. Louis, School District, GO UT, NATL-RE, 6.250%, 1/1/2011 NR/A2	230,000	230,881
State of Illinois, Development, Revenue Bonds, FSA, 5.500%, 12/15/2014 NR/Aa3; Call 1/1/2011	200,000	200,678
State of Illinois, General Obligation, GO UT, 3.250%, 10/1/2033 A+/A-1/A1/VMIG3; Call 12/1/2010 (4)	3,000,000	3,000,000
State of Illinois, General Obligation, GO UT, 5.000%, 1/1/2012 A+/A1	100,000	103,443
State of Illinois, General Obligation, GO UT, 5.250%, 10/1/2015 A+/A1; Call 10/1/2012	100,000	105,839
State of Illinois, General Obligation, GO UT, AGM, 5.375%, 10/1/2012 AA+/Aa3	400,000	426,260
State of Illinois, General Obligation, GO UT, NATL-RE, 5.500%, 8/1/2017 A+/A1; Call 8/1/2012	1,925,000	2,034,167
Town of Cicero, General Obligation, GO UT, NATL-RE FGIC, 3.625%, 12/1/2010 A/WR	25,000	25,000
Town of Cicero, General Obligation, GO UT, XLCA, 5.000%, 1/1/2012 NR/WR	100,000	101,613
Town of Cicero, General Obligation, GO UT, XLCA, 5.000%, 1/1/2013 NR/WR	135,000	138,312
Town of Cicero, General Obligation, GO UT, XLCA, 5.000%, 1/1/2014 NR/WR	210,000	215,951
University of Illinois, General, Certificate of Participation, AMBAC, 5.000%, 8/15/2011 NR/WR	50,000	51,195
University of Illinois, General, Certificate of Participation, AMBAC, 5.000%, 10/1/2012 AA-/Aa2	250,000	264,687
Village of Calumet Park, General Obligation, GO UT, AMBAC, 3.800%, 12/1/2015 NR/WR	255,000	258,126
Village of Cary, General, Special Tax, RADIAN, 4.400%, 3/1/2016 NR/NR	510,000	505,237
Village of Glenwood, General Obligation, GO UT, AGM, 2.500%, 12/1/2012 NR/Aa3	170,000	171,188
Village of Glenwood, General Obligation, GO UT, AGM, 3.000%, 12/1/2013 NR/Aa3	140,000	142,008
Village of Glenwood, General Obligation, GO UT, AGM, 3.000%, 12/1/2014 NR/Aa3	165,000	166,300
Village of Melrose Park, General Obligation, GO UT, NATL-RE, 9.000%, 12/15/2011 NR/Baa1	110,000	117,929
Village of Melrose Park, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 12/15/2014 NR/WR	100,000	84,499
Village of Sauk Village, General Obligation, GO UT, RADIAN, 5.350%, 12/1/2014 A/NR; Call 12/1/2012	175,000	182,870
Village of Villa Park, General Obligation, GO UT, AMBAC, 3.100%, 12/15/2013 NR/WR; Call 1/1/2011	410,000	410,070
Whiteside County Community Unit School District No. 6 Morrison, School District, GO UT, NATL-RE, 0.000%, 12/1/2011 AA-/Baa1	145,000	141,977
Will County Community School District No. 161 Summit Hill, School District, GO UT, NATL-RE FGIC, 0.000%, 1/1/2012 NR/WR	1,165,000	1,140,640
Will County Community Unit School District No. 201-U Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2012 A+/WR	100,000	96,908
Winnebago & Boone Counties School District No. 205 Rockford, School District, GO, AGM, 0.000%, 2/1/2015 AA+/NR	350,000	302,326

		31,138,043
Indiana - 4.2%
Center Grove Community School Corp., General Obligation, GO UT, 2.000%, 12/30/2010 NR/NR	220,000	220,073
Center Grove Community School Corp., School District, GO UT, 2.000%, 12/30/2010 NR/NR	170,000	170,056
City of Carmel, Water, Revenue Bonds, AMBAC, 3.850%, 5/1/2013 NR/WR; Call 5/1/2011	150,000	150,936
City of Crawfordsville, Multi-Family Housing, Revenue Bonds, 0.490%, 1/1/2033 NR/NR; Call 12/1/2010 (4)	945,000	945,000
City of Fort Wayne, Water, Revenue Bonds, NATL-RE FGIC, 5.000%, 8/1/2011 A/Aa3; Call 1/1/2011	215,000	215,729
City of Greenwood, Utilities, Revenue Bonds, 4.000%, 10/1/2014 BBB+/NR	100,000	102,349

City of Indianapolis, Utilities, Revenue Bonds, NATL-RE, 5.500%, 10/1/2015 A/A2; Call 10/1/2011	150,000	157,861
City of Lawrence, Water, Revenue Bonds, 4.000%, 1/1/2012 A/NR	135,000	138,609
Clarksville High School Building Corp., School District, Revenue Bonds, NATL-RE FGIC, 4.500%, 7/15/2012 AA+/WR	100,000	104,625
Delta-Eaton School Building Corp., School District, Revenue Bonds, NATL-RE, 5.000%, 7/15/2015 AA+/Baa1; Call 7/15/2013	200,000	214,688
Elkhart County Hospital Authority, Medical, Revenue Bonds, 4.750%, 8/15/2011 NR/A1; Call 1/1/2011	140,000	140,850
Gary Sanitation District, General, Special Tax, RADIAN, 5.000%, 2/1/2012 NR/NR	1,060,000	1,069,455
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	230,000	230,773
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	80,000	80,246
Indiana Development Finance Authority, Education, Revenue Bonds, 0.500%, 7/1/2026 NR/NR; Call 12/2/2010 (4)	100,000	100,000
Indiana Finance Authority, Education, Revenue Bonds, CIFG, 5.000%, 7/1/2012 NR/A2	100,000	105,179
Indiana Finance Authority, Education, Revenue Bonds, CIFG, 15.000%, 7/1/2025 NR/A2; Call 12/2/2010 (4)	3,800,000	3,800,000
Indiana Finance Authority, General, Revenue Bonds, 3.000%, 7/1/2012 NR/A3	100,000	101,842
Indiana Finance Authority, General, Revenue Bonds, 3.000%, 7/1/2013 NR/A3	250,000	253,975
Indiana Finance Authority, Medical, Revenue Bonds, 3.000%, 12/1/2011 AA/Aa2	645,000	656,507
Indiana Finance Authority, Medical, Revenue Bonds, 5.000%, 11/1/2011 NR/Aa3	500,000	516,745
Indiana Health Facility Financing Authority, Medical, Revenue Bonds, 0.500%, 2/1/2025 NR/Aa1; Call 12/1/2010 (4)	400,000	400,000
Indiana Health Facility Financing Authority, Medical, Revenue Bonds, 5.000%, 6/1/2012 NR/Aa2	850,000	898,484
Indiana Municipal Power Agency, Power, Revenue Bonds, NATL-RE, 6.000%, 1/1/2013 A+/A1	200,000	218,514
Indiana Port Commission, Development, Revenue Bonds, 4.100%, 5/1/2012 A/NR	1,000,000	1,028,280
Indianapolis Local Public Improvement Bond Bank, Bond Bank, Revenue Bonds, NATL-RE, 5.000%, 7/1/2012 AA-/A1	765,000	812,529
Lawrence Central High School Building Corp., School District, Revenue Bonds, 0.000%, 7/1/2011 A/Baa1	5,000	4,862
Marion County Convention & Recreational Facilities Authority, General, Revenue Bonds, NATL-RE, 5.500%, 6/1/2012 A/Baa1; Call 6/1/2011	200,000	202,990
Merrillville Conservancy District, General Obligation, GO UT, NATL-RE, 4.900%, 7/15/2015 A/Baa1; Call 1/1/2011	200,000	203,430
Mount Vernon of Hancock County Multi-School Building Corp., School District, Revenue Bonds, 5.000%, 1/15/2013 A+/Baa1	250,000	266,537
South Bend Redevelopment District, General, Special Tax, AMBAC, 3.600%, 1/1/2011 NR/WR	50,000	50,057
St. Joseph County Hospital Authority, Medical, Revenue Bonds, 4.750%, 8/15/2012 AA-/Baa1; Call 1/1/2011	350,000	350,987
St. Joseph County Redevelopment District, General, Tax Allocation, 2.000%, 1/15/2012 A+/A1	100,000	100,208
Wheeler-Union Township School Building Corp., School District, Revenue Bonds, AGM, 4.550%, 7/15/2012 AA+/Aa3; Call 1/15/2011	100,000	100,499
Zionsville Middle School Building Corp., School District, Revenue Bonds, AMBAC, 4.850%, 7/5/2014 NR/WR; Call 7/5/2011	1,000,000	1,015,990

		15,128,865
Iowa - 1.4%
Ballard Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A/NR	660,000	666,778
Dubuque Community School District, Education, Revenue Bonds, 2.750%, 7/1/2011 NR/NR	950,000	953,468
Fort Madison Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A+/NR	200,000	202,066
Iowa Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 6.500%, 12/1/2011 A/Baa1	2,425,000	2,519,672
Kirkwood Community College, Higher Education, GO UT, 3.000%, 6/1/2012 AA-/Aa2	190,000	194,252
Marshalltown Community School District, GO UT, 5.000%, 5/1/2011 NR/Baa1	50,000	50,610
Waukee Community School District, Education, Revenue Bonds, NATL-RE, 4.250%, 1/1/2014 NR/A1; Call 1/1/2012	600,000	613,992

		5,200,838
Kansas - 0.2%
City of Olathe, Medical, Revenue Bonds, 4.125%, 3/1/2013 A+/NR; Call 3/1/2012 (4)	700,000	719,488
Kansas Development Finance Authority, Medical, Revenue Bonds, 5.250%, 11/15/2011 NR/A2 (4)	150,000	153,135

		872,623
Kentucky - 0.8%
City of Danville, Water, Revenue Bonds, 5.050%, 12/1/2010 NR/A1 (4)	175,000	175,000
County of Mason, Pollution, Revenue Bonds, 1.090%, 10/15/2014 A/A-1/WR; Call 12/1/2010 (4)	480,000	480,000

Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 3.000%, 5/1/2011 AA-/NR	425,000	428,298
Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 4.000%, 5/1/2012 AA-/NR	350,000	362,369
Kentucky Economic Development Finance Authority, Pollution, Revenue Bonds, 2.250%, 4/1/2031 BBBe/NR (4)	1,500,000	1,500,000
Kentucky Interlocal School Transportation Association, General, Certificate of Participation, 3.500%, 3/1/2011 NR/Aa2	50,000	50,375

		2,996,042
Louisiana - 3.8%
City of New Orleans, General Obligation, GO UT, FGIC, 5.125%, 12/1/2012 NR/A3	150,000	156,422
City of New Orleans, General Obligation, GO UT, FGIC, 6.500%, 12/1/2011 BBB/A3	425,000	443,351
City of New Orleans, General, Revenue Bonds, AGM, 5.500%, 12/1/2010 AA+/Aa3	100,000	100,000
City of New Orleans, Water, Revenue Bonds, FGIC, 5.000%, 6/1/2011 BBB-/A3; Call 1/1/2011	100,000	100,601
Jefferson Sales Tax District, General, Revenue Bonds, AMBAC, 5.250%, 12/1/2014 A+/WR; Call 12/1/2011	1,015,000	1,044,983
Jefferson Sales Tax District, General, Revenue Bonds, AMBAC, 5.500%, 12/1/2010 A+/WR	750,000	750,000
Louisiana Public Facilities Authority, Development, Revenue Bonds, 1.250%, 8/1/2043 A/A-1/A3/P-2; Call 12/1/2010 (4)	2,000,000	2,000,000
Louisiana Public Facilities Authority, Development, Revenue Bonds, 1.500%, 8/1/2049 A/A-1/A3/P-2; Call 12/1/2010 (4)	3,000,000	3,000,000
Louisiana Public Facilities Authority, General, Revenue Bonds, CIFG, 5.000%, 7/1/2011 NR/Baa2	75,000	75,881
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 0.500%, 7/1/2021 NR/NR; Call 12/1/2010 (4)	790,000	790,000
Louisiana Public Facilities Authority, Pollution, Revenue Bonds, 1.250%, 5/1/2042 A/A-1/A3/P-2; Call 12/1/2010 (4)	1,000,000	1,000,000
Louisiana State Citizens Property Insurance Corp., General, Revenue Bonds, Assured Guaranty Corp., 3.000%, 6/1/2011 AA+/Aa3	990,000	998,118
New Orleans Audubon Commission, General Obligation, GO, AGM, 5.250%, 10/1/2014 AA+/Aa3; Call 10/1/2011	420,000	439,652
Parish of Jefferson, General, Revenue Bonds, AMBAC, 5.000%, 11/1/2011 A+/Aa3	130,000	134,788
Plaquemines Parish School Board, Education, Revenue Bonds, AMBAC, 4.650%, 3/1/2012 NR/WR; Call 1/1/2011	785,000	794,593
Regional Transit Authority, General, Revenue Bonds, NATL-RE FGIC, 0.000%, 12/1/2012 A/WR	240,000	213,986
Regional Transit Authority, General, Revenue Bonds, NATL-RE FGIC, 0.000%, 12/1/2015 A/WR	275,000	225,228
State of Louisiana, General, Revenue Bonds, 1.050%, 6/1/2013 AA/Aa2; Call 12/1/2012 (4)	1,000,000	1,005,610
Terrebonne Parish Hospital Service District No. 1, Medical, Revenue Bonds, 4.000%, 4/1/2013 Ae/A2	250,000	260,325
West Ouachita Parish School District, General, Revenue Bonds, 4.400%, 9/1/2011 AA-/Baa1; Call 1/1/2011	25,000	25,311

		13,558,849
Maryland - 0.7%
City of Baltimore, General, Revenue Bonds, NATL-RE, 5.375%, 9/1/2012 A/Baa1; Call 1/1/2011	40,000	40,104
County of Anne Arundel, Multi-Family Housing, Revenue Bonds, FHLMC, 2.125%, 1/1/2013 AAA/NR; Call 1/1/2011	700,000	700,203
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 3.900%, 9/1/2011 NR/Aa2	230,000	234,483
Maryland Economic Development Corp., General, Revenue Bonds, 1.200%, 9/1/2028 NR/A3/VMIG2; Call 12/20/2010 (4)	1,300,000	1,300,000
Maryland Health & Higher Educational Facilities Authority, Education, Revenue Bonds, 1.200%, 9/1/2024 NR/A3; Call 12/1/2010 (4)	315,000	315,000
Maryland State Transportation Authority, Transportation, Revenue Bonds, NATL-RE FGIC, 0.000%, 7/1/2011 AA-/Aa3	50,000	49,615

		2,639,405
Massachusetts - 0.7%
Freetown Lakeville Regional School District, School District, GO UT, NATL-RE, 3.500%, 1/1/2011 A+/A1	100,000	100,207
Massachusetts Development Finance Agency, Higher Education, Revenue Bonds, 5.000%, 1/1/2012 A-/NR	125,000	129,659
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 3.000%, 11/15/2011 AA+/NR	450,000	455,827
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds, 3.950%, 6/1/2011 AA/Aa2 (4)	30,000	30,272

Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A+/A3	300,000	306,402
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A/A3	100,000	102,134
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A/A3	425,000	434,070
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.250%, 7/1/2014 A/A3; Call 1/1/2012	165,000	171,813
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.250%, 7/1/2015 A/A3; Call 1/1/2012	650,000	678,476

		2,408,860
Michigan - 3.3%
Allen Park Brownfield Redevelopment Authority, General Obligation, GO, AMBAC, 4.250%, 5/1/2012 BBB/WR	250,000	253,760
Allen Park Public School District, School District, GO UT, Q-SBLF, 3.500%, 5/1/2011 AA-/Aa2	100,000	101,272
Alma Public Schools, General, GO UT, Q-SBLF, 5.000%, 5/1/2012 NR/Aa2; Call 5/1/2011	200,000	203,498
Charter Township of Redford, Water, Revenue Bonds, AMBAC, 4.800%, 4/1/2015 A/WR; Call 4/1/2011	275,000	275,720
City of Battle Creek, General Obligation, GO, AMBAC, 5.000%, 5/1/2014 AA-/Aa3	25,000	27,461
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2012 A/A1	1,000,000	1,044,920
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2012 A/A1	850,000	888,182
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.400%, 7/1/2011 A/Aa3	160,000	163,997
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.500%, 7/1/2013 A/Aa3 (4)	625,000	679,519
City of Grand Haven, Utilities, Revenue Bonds, NATL-RE, 5.500%, 7/1/2014 A/Baa1	195,000	207,462
City of Marquette, Water, Revenue Bonds, AMBAC, 4.000%, 5/1/2013 NR/WR	200,000	202,426
City of Mount Pleasant, Water, Revenue Bonds, AMBAC, 4.850%, 12/1/2013 A+/A1; Call 12/1/2010	350,000	350,000
City of Mount Pleasant, Water, Revenue Bonds, AMBAC, 4.850%, 12/1/2014 A+/A1; Call 12/1/2010	370,000	370,000
City of Mount Pleasant, Water, Revenue Bonds, AMBAC, 4.850%, 12/1/2015 A+/A1; Call 12/1/2010	385,000	385,000
County of Grand Traverse, General Obligation, GO, NATL-RE, 4.100%, 5/1/2013 AA/Aa2; Call 5/1/2011	100,000	101,139
Detroit City School District, School District, GO UT, AGM, 5.000%, 5/1/2013 AA+/Aa2	1,000,000	1,064,900
Detroit Wayne County Stadium Authority, General Obligation, Revenue Bonds, NATL-RE FGIC, 5.250%, 2/1/2011 A/A2; Call 1/1/2011	50,000	50,165
Eastern Michigan University, Higher Education, Revenue Bonds, AMBAC, 6.000%, 6/1/2012 NR/A1; Call 1/1/2011	200,000	202,798
Eaton Rapids Building Authority, Facilities, GO, 3.000%, 3/1/2011 A+/NR	170,000	170,520
Eaton Rapids Building Authority, Facilities, GO, 3.000%, 3/1/2012 A+/NR	195,000	197,960
Garden City School District, School District, GO UT, Q-SBLF, 4.300%, 5/1/2011 AA-/Aa2	30,000	30,410
Hancock Public Schools, School District, GO UT, Q-SBLF, 4.450%, 5/1/2014 AA-/NR; Call 5/1/2012	310,000	322,673
Howell Public Schools, School District, GO UT, Q-SBLF, 5.250%, 5/1/2014 AA-/Aa2; Call 5/1/2011	375,000	381,596
Kent Hospital Finance Authority, Medical, Revenue Bonds, 4.000%, 7/15/2011 AA/Aa3	25,000	25,455
Michigan Municipal Bond Authority, General, Revenue Bonds, AGM, 5.000%, 6/1/2013 AA+/Aa3	250,000	265,335
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.450%, 11/1/2011 NR/WR	50,000	50,192
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.500%, 5/1/2015 A/WR; Call 5/1/2012	250,000	253,922
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.700%, 11/1/2013 NR/WR; Call 1/1/2011	50,000	50,128
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 5.500%, 11/1/2012 NR/WR; Call 1/1/2011	100,000	100,208
Michigan State Building Authority, General, Revenue Bonds, AMBAC, 5.000%, 10/15/2011 A+/Aa3 (4)	1,450,000	1,493,253
Michigan State Hospital Finance Authority, Medical, Revenue Bonds, 5.000%, 5/1/2012 AA-/A-1+/Aa2 (4)	150,000	158,494
Mona Shores Public Schools, School District, GO UT, Q-SBLF, 3.900%, 5/1/2014 AA-/Aa2; Call 5/1/2012	800,000	824,088
Muskegon County Building Authority, General Obligation, GO, NATL-RE FGIC, 4.450%, 5/1/2013 AA/Aa3; Call 11/1/2011	300,000	307,644
Oakland University, Higher Education, Revenue Bonds, AMBAC, 5.000%, 5/15/2012 NR/A1	25,000	26,447
Romulus Tax Increment Finance Authority, General Obligation, GO, AGM, 4.250%, 11/1/2014 AA+/Aa3	400,000	434,004
Southeastern Oakland County, Water, Revenue Bonds, 4.250%, 7/1/2015 AA+/A1; Call 7/1/2013	55,000	57,500

Taylor Tax Increment Finance Authority, General, Tax Allocation, FSA, 5.500%, 5/1/2012 AA+/Aa3; Call 5/1/2011	100,000	101,941
Utica Community Schools, School District, GO UT, Q-SBLF, 4.600%, 5/1/2014 AA/Aa2; Call 5/1/2011	25,000	25,434
Wyoming Public Schools, School District, GO UT, NATL-RE, FGIC, 4.000%, 5/1/2011 A+/Aa3	10,000	10,134

		11,859,557
Minnesota - 0.3%
Clearbrook-Gonvick Independent School District No. 2311, School District, GO UT, School District Credit Program, 4.850%, 2/1/2018 AAA/NR; Call 2/1/2012	170,000	177,091
Minneapolis & St. Paul Housing & Redevelopment Authority, Medical, Revenue Bonds, 5.000%, 12/1/2014 BBB+/A3; Call 12/1/2013	15,000	15,673
Minnesota Agricultural & Economic Development Board, Medical, Revenue Bonds, AGC, 4.000%, 2/15/2012 AA+/NR	500,000	515,895
New River Medical Center, Medical, Revenue Bonds, 2.000%, 12/1/2010 NR/NR	370,000	370,000

		1,078,659
Mississippi - 0.1%
Mississippi Gulf Coast Regional Wastewater Authority, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 NR/Baa1	100,000	102,492
University of Southern Mississippi, General, Certificate of Participation, AGC, 2.000%, 9/15/2011 AA+/NR	75,000	75,255
University of Southern Mississippi, General, Certificate of Participation, AGC, 3.000%, 9/15/2012 AA+/NR	85,000	86,646

		264,393
Missouri - 3.5%
City of Branson, General, Revenue Bonds, 3.000%, 1/1/2013 A/NR	130,000	133,086
City of Liberty, Water, Revenue Bonds, NATL-RE, 4.600%, 10/1/2014 A/Baa1; Call 10/1/2012	235,000	246,339
City of St. Louis, Airport, Revenue Bonds, AGM, 5.000%, 7/1/2014 AA+/Aa3	150,000	165,351
City of St. Louis, Airport, Revenue Bonds, NATL-RE FGIC, 5.125%, 7/1/2011 A/Baa1; Call 1/1/2011	500,000	501,520
City of St. Louis, Airport, Revenue Bonds, NATL-RE FGIC, 5.125%, 7/1/2012 A/Baa1; Call 1/1/2011	75,000	75,186
City of St. Louis, General Obligation, GO UT, AMBAC, 5.000%, 2/15/2012 NR/Aa3	25,000	26,261
Fort Zumwalt School District Improvement Corp., Education, Revenue Bonds, NATL-RE FGIC, 5.000%, 3/1/2015 NR/Aa3; Call 3/1/2014	25,000	27,204
Grundy County Industrial Development Authority, Development, Revenue Bonds, 3.550%, 9/1/2012 NR/NR	50,000	50,360
Kansas City Industrial Development Authority, Development, Revenue Bonds, 4.000%, 9/1/2013 NR/NR	1,150,000	1,167,882
Kansas City School District Building Corp., Education, Revenue Bonds, FGIC, 5.000%, 2/1/2013 NR/WR	600,000	624,906
Missouri Development Finance Board, General, Revenue Bonds, 3.000%, 4/1/2011 A/NR	130,000	130,454
Missouri Joint Municipal Electric Utility Commission, Power, Revenue Bonds, NATL-RE, 5.000%, 1/1/2013 A/Baa1	355,000	371,018
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 2.000%, 5/15/2011 A+/NR	340,000	341,170
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 2/15/2012 BBB+/NR	320,000	321,798
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 5/15/2012 A+/NR	500,000	509,555
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 2/15/2013 BBB+/NR	700,000	702,653
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 1.241%, 12/1/2036 A+/A2; Call 12/3/2010 (4)	3,075,000	3,075,000
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 1.248%, 12/1/2036 A+/A2; Call 12/6/2010 (4)	500,000	500,000
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, CIFG, 1.246%, 12/1/2030 A+/A2; Call 12/7/2010 (4)	2,300,000	2,300,000
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, CIFG, 1.249%, 12/1/2030 A+/A2; Call 12/1/2010 (4)	1,000,000	1,000,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 0.570%, 1/1/2030 AAA/A-1/NR (4)	500,000	500,000

		12,769,743
Montana - 0.2%
Gallatin County Rural Improvement District, General, Special Assessment, 3.000%, 7/1/2012 NR/NR	50,000	49,893

Gallatin County Rural Improvement District, General, Special Assessment, 3.500%, 7/1/2013 NR/NR	130,000	129,711
Montana Board of Housing, Single Family Housing, Revenue Bonds, GO, 4.250%, 12/1/2012 AA+/Aa1; Call 12/1/2011	70,000	70,101
Montana Facility Finance Authority, Medical, Revenue Bonds, 2.300%, 7/1/2012 NR/NR	400,000	399,320

		649,025
Nebraska - 0.1%
Douglas County Hospital Authority No. 2, Medical, Revenue Bonds, 3.000%, 1/1/2012 NR/NR	100,000	101,007
Lancaster County Hospital Authority No. 1, Medical, Revenue Bonds, 3.000%, 1/1/2012 NR/NR	250,000	252,517

		353,524
Nevada - 1.0%
City of Henderson, Medical, Revenue Bonds, 4.000%, 7/1/2012 A/A2	225,000	231,952
City of North Las Vegas, General, Special Assessment, AMBAC, 3.875%, 12/1/2011 BBB+/WR	90,000	89,244
Clark County School District, School District, GO, NATL-RE FGIC, 5.375%, 6/15/2013 AA/Aa1; Call 6/15/2011	325,000	342,641
Clark County School District, School District, GO, NATL-RE FGIC, 5.375%, 6/15/2014 AA/Aa2; Call 6/15/2011	200,000	210,632
County of Clark, Airport, Revenue Bonds, 5.000%, 7/1/2012 A/A1	1,000,000	1,052,750
County of Clark, Airport, Revenue Bonds, AMBAC, 4.000%, 7/1/2011 A+/Aa3	150,000	152,402
County of Clark, General Obligation, GO, AMBAC, 4.000%, 12/1/2012 AA+/Aa1	25,000	26,289
Henderson Redevelopment Agency, General, Tax Allocation, AMBAC, 4.750%, 10/1/2011 BBB+/WR	400,000	406,916
Las Vegas Redevelopment Agency, General, Tax Allocation, 6.000%, 6/15/2015 A/NR	250,000	273,030
North Las Vegas Special Assessment District No. 63, General, Special Assessment, AMBAC, 4.000%, 11/1/2012 A+/Aa2; Call 5/1/2011	45,000	46,787
Reno Redevelopment Agency, General, Tax Allocation, NATL-RE, 5.000%, 9/1/2012 A/Baa1; Call 1/1/2011	25,000	25,071
Sparks Redevelopment Agency, Development, Tax Allocation, 4.000%, 1/15/2012 A-/NR	500,000	507,535
Virgin Valley Water District, Water, Revenue Bonds, NATL-RE FGIC, 3.500%, 6/1/2014 NR/A1	285,000	292,171

		3,657,420
New Hampshire - 0.6%
City of Manchester, Airport, Revenue Bonds, 5.000%, 1/1/2011 A-/A3	265,000	265,609
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, 5.000%, 7/1/2014 A/NR	410,000	422,993
New Hampshire University System, Higher Education, Revenue Bonds, 2.000%, 7/15/2012 A/NR (6)	915,000	914,561
New Hampshire University System, Higher Education, Revenue Bonds, 2.250%, 7/15/2013 A/NR (6)	385,000	380,530

		1,983,693
New Jersey - 1.3%
Atlantic County Utilities Authority, Water, Revenue Bonds, AMBAC, 3.375%, 1/15/2011 NR/WR	25,000	25,087
City of Pleasantville, General Obligation, GO UT, NATL-RE, 4.500%, 10/1/2011 NR/A2; Call 1/1/2011	150,000	150,378
New Jersey Economic Development Authority, Facilities, Revenue Bonds, NATL-RE, 0.000%, 7/1/2013 A/A1	200,000	191,264
New Jersey Health Care Facilities Financing Authority, Nursing Homes, Revenue Bonds, 4.000%, 1/1/2012 NR/Baa1	150,000	153,196
New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 3.750%, 10/1/2011 AA/Aa2	100,000	101,271
New Jersey Transit Corp., General, Certificate of Participation, AMBAC, 5.500%, 9/15/2012 A/Aa3	100,000	107,415
New Jersey Transportation Trust Fund Authority, Transportation, Revenue Bonds, FGIC, 0.500%, 12/15/2030 NR/NR (4)	3,360,000	3,360,000
Salem County Improvement Authority, General Obligation, Revenue Bonds, NATL-RE FGIC, 3.500%, 5/1/2011 NR/WR	250,000	253,232
State of New Jersey, General, Certificate of Participation, 5.000%, 6/15/2011 AA-/Aa3	85,000	86,914
Township of Lyndhurst, General Obligation, GO UT, NATL-RE, FGIC, 4.700%, 5/1/2011 NR/A1	100,000	101,576
Township of Lyndhurst, General Obligation, GO UT, NATL-RE, FGIC, 4.700%, 5/1/2014 NR/A1; Call 5/1/2011	25,000	25,288

		4,555,621
New Mexico - 0.1%
County of Dona Ana, General, Revenue Bonds, AMBAC, 5.250%, 6/1/2012 NR/WR	5,000	5,161

Taos County, School District, Revenue Bonds, RADIAN, 4.000%, 10/1/2011 NR/A3	325,000	328,585

		333,746
New York - 0.5%
City of New York, General Obligation, GO UT, 5.000%, 12/1/2011 AA/Aa2	40,000	41,779
City of New York, General Obligation, GO UT, 5.250%, 6/1/2011 AA/Aa2	65,000	66,549
City of New York, General Obligation, GO UT, Assured Guaranty Corp., 0.500%, 10/1/2021 AA+/Aa2; Call 12/6/2010 (4)	375,000	375,000
County of Erie, General Obligation, GO UT, NATL-RE, 5.000%, 12/1/2010 A/A2	300,000	300,000
County of Monroe, General Obligation, GO UT, NATL-RE, 4.000%, 6/1/2012 A/A3; Call 6/1/2011	200,000	202,782
Hauppauge Union Free School District, School District, GO UT, AGM, 4.125%, 8/1/2013 NR/Aa2; Call 8/1/2011	40,000	40,792
Long Island Power Authority, Power, Revenue Bonds, NATL-RE, 4.000%, 4/1/2011 A/Baa1 (4)	300,000	302,955
Metropolitan Transportation Authority, General, Revenue Bonds, NATL-RE FGIC, 4.000%, 11/15/2012 AA/Aa3; Call 11/15/2011	125,000	129,226
New York State Energy Research & Development Authority, Power, Revenue Bonds, AMBAC, 1.500%, 10/1/2028 A/Baa1; Call 12/3/2010 (4)	175,000	175,000
New York State Environmental Facilities Corp., Water, Revenue Bonds, 5.000%, 8/15/2013 AAA/Aaa; Call 1/1/2011	125,000	125,385
Village of Palmyra, General Obligation, GO UT, NATL-RE, 5.400%, 12/15/2011 A/Baa1; Call 6/15/2011	100,000	101,810

		1,861,278
North Carolina - 1.5%
County of Mecklenburg, General, Certificate of Participation, 0.600%, 2/1/2028 AA+/A-1+/Aa1; Call 12/1/2010 (4)	1,900,000	1,900,000
North Carolina Capital Facilities Finance Agency, Higher Education, Revenue Bonds, XLCA, 5.000%, 4/1/2012 NR/WR	195,000	203,145
North Carolina Capital Facilities Finance Agency, Pollution, Revenue Bonds, 2.100%, 7/1/2034 NR/NR (4) (5)	3,000,000	3,000,000
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 5.500%, 1/1/2012 A-/Baa1	10,000	10,437
North Carolina Medical Care Commission, Nursing Homes, Revenue Bonds, 3.280%, 12/1/2034 NR/A1/VMIG1; Call 12/1/2010 (4)	90,000	90,000
University of North Carolina System, Higher Education, Revenue Bonds, AMBAC, 5.000%, 4/1/2011 NR/WR	40,000	40,348

		5,243,930
North Dakota - 0.7%
City of Carrington, General, Revenue Bonds, 1.350%, 2/1/2012 NR/NR; Call 1/1/2011	2,500,000	2,497,125
Ohio - 2.2%
Ansonia Local School District, School District, GO UT, NATL-RE, 5.000%, 12/1/2010 NR/Baa1	50,000	50,000
City of Akron, Water, Revenue Bonds, NATL-RE, 5.000%, 3/1/2011 NR/Baa1	150,000	150,933
City of Bowling Green, Higher Education, Revenue Bonds, 3.000%, 6/1/2012 BBB-/NR	100,000	100,773
City of Cleveland, General Obligation, GO, Assured Guaranty Corp., 2.250%, 12/1/2011 AA+/Aa3	15,000	15,194
City of Parma, General Obligation, GO, AMBAC, 5.450%, 12/1/2014 A+/A1	435,000	467,373
City of Parma, Medical, Revenue Bonds, 0.950%, 10/1/2029 A-/A-2/NR; Call 12/1/2010 (4)	2,845,000	2,845,000
City of Steubenville, Medical, Revenue Bonds, 2.000%, 10/1/2011 NR/A3	300,000	300,168
City of Toledo, Facilities, Special Assessment, 4.125%, 6/1/2012 NR/A3	1,250,000	1,284,062
City of Warrensville Heights, General Obligation, GO, 3.000%, 2/3/2011 NR/NR	1,000,000	1,003,060
County of Hamilton, Medical, Revenue Bonds, NATL-RE, 5.250%, 5/15/2011 A/Baa1	1,200,000	1,203,768
County of Knox, Medical, Revenue Bonds, RADIAN, 5.000%, 6/1/2012 NR/NR	20,000	20,013
County of Lorain, Medical, Revenue Bonds, 5.625%, 10/1/2012 AA-/A1; Call 10/1/2011	250,000	262,155
Ironton City School District, School District, GO UT, NATL-RE, 4.000%, 12/1/2011 NR/Baa1	150,000	153,074
Monroe County, General Obligation, GO, Assured Guaranty Corp., 2.000%, 12/1/2010 NR/Aa3	60,000	60,000
Parma City School District, School District, GO UT, NATL-RE, 3.500%, 12/1/2012 NR/Baa1	50,000	51,998
Parma City School District, School District, GO UT, NATL-RE, 4.000%, 12/1/2012 A/Baa1	100,000	105,481

		8,073,052
Oklahoma - 0.2%
City of Moore, General Obligation, GO UT, NATL-RE, 5.750%, 4/1/2012 A/A1	700,000	735,721
Oregon - 0.9%
Port of Morrow, Pollution, Revenue Bonds, 1.500%, 2/1/2027 BBB/A-2/Baa1; Call 12/1/2010 (4)	3,360,000	3,360,000

Pennsylvania - 5.6%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 1.350%, 8/1/2013 A+/Aa3; Call 2/1/2013 (4)	2,000,000	2,005,020
Allegheny County Industrial Development Authority, Pollution, Revenue Bonds, AMBAC, 4.050%, 9/1/2011 NR/Baa2 (4)	250,000	253,260
Allegheny County Port Authority, General, Revenue Bonds, NATL-RE FGIC, 5.500%, 3/1/2015 A/A2; Call 3/1/2011	500,000	510,030
Allegheny County Sanitation Authority, Water, Revenue Bonds, NATL-RE, 5.375%, 12/1/2015 A/A1; Call 12/1/2011	500,000	522,500
Allegheny County Sanitation Authority, Water, Revenue Bonds, NATL-RE, 5.750%, 12/1/2013 A/A1; Call 12/1/2010	25,000	25,250
Borough of Sewickley, General Obligation, GO UT, AGM, 3.250%, 12/1/2011 AA+/Aa3; Call 1/1/2011	100,000	100,201
City of Philadelphia, Power, Revenue Bonds, AGM, 5.000%, 8/1/2011 AA+/Aa3	250,000	257,500
County of Allegheny, General Obligation, GO UT, NATL-RE, 5.375%, 11/1/2014 A+/A1; Call 11/1/2012	235,000	251,906
County of Blair, General Obligation, GO UT, AMBAC, 5.375%, 8/1/2013 NR/WR	270,000	291,813
Crestwood School District, School District, GO UT, AGM, 4.000%, 3/1/2015 NR/Aa3; Call 9/1/2011	180,000	183,600
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR	500,000	500,290
Delaware County Authority, General, Revenue Bonds, 3.000%, 6/1/2012 BBB/NR	1,320,000	1,326,917
Delaware County Industrial Development Authority, Education, Revenue Bonds, 4.500%, 8/15/2017 NR/NR	1,535,000	1,502,765
Delaware Valley Regioinal Financial Authority, Facilities, Revenue Bonds, 5.500%, 7/1/2012 AA-/A2	350,000	369,264
Erie County Hospital Authority, Nursing Homes, Revenue Bonds, RADIAN, 5.000%, 7/1/2012 NR/NR	110,000	110,376
Erie Sewer Authority, Utilities, Revenue Bonds, 3.000%, 12/1/2011 A-/NR	205,000	207,901
Harrisburg Authority, Pollution, Revenue Bonds, AGM, 5.000%, 12/1/2013 AA+/Aa3 (4)	535,000	533,823
Harrisburg Authority, Pollution, Revenue Bonds, AGM MUN GOVT GTD, 5.250%, 12/1/2033 AA+/Aa3 (4) (5)	2,000,000	2,000,000
Hermitage Municipal Authority, Water, Revenue Bonds, NATL-RE, 3.650%, 2/1/2014 A/Baa1; Call 1/1/2011	200,000	200,332
Pennsylvania Higher Educational Facilties Authority, Higher Education, Revenue Bonds, 2.250%, 7/1/2013 BBB-/Baa3	225,000	221,501
Pennsylvania Higher Educational Facilties Authority, Higher Education, Revenue Bonds, 2.500%, 7/1/2014 BBB-/Baa3	615,000	600,954
Pennsylvania Turnpike Commission, Transportation, Revenue Bonds, 1.200%, 12/1/2013 A+/Aa3; Call 6/1/2013 (4)	400,000	400,832
Philadelphia School District, School District, GO UT, AMBAC, 0.480%, 4/1/2015 AAA/A-1/NR (4)	6,730,000	6,730,000
Pittsburgh Public Parking Authority, Facilities, Revenue Bonds, AMBAC, 5.000%, 12/1/2012 NR/WR	400,000	423,752
South Fork Municipal Authority, Medical, Revenue Bonds, 4.000%, 7/1/2013 BBB/Baa1	750,000	753,450
St. Mary Hospital Authority, Medical, Revenue Bonds, 4.000%, 11/15/2011 A/A1	25,000	25,647

		20,308,884
Puerto Rico - 0.8%
Commonwealth of Puerto Rico, General Obligation, GO UT, FGIC, 4.150%, 7/1/2012 NR/A3	150,000	155,005
Government Development Bank for Puerto Rico, Development, Revenue Bonds, 4.250%, 8/1/2014 BBB/NR; Call 8/1/2011	150,000	150,665
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2010 BBB/A3	300,000	300,000
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2012 BBB/A3	550,000	581,438
Puerto Rico Electric Power Authority, Power, Revenue Bonds, CIFG, 3.550%, 7/1/2012 BBB+/A3	50,000	51,711
Puerto Rico Electric Power Authority, Power, Revenue Bonds, XLCA, 5.000%, 7/1/2011 BBB+/A3	50,000	51,232
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, NATL-RE-IBC, 5.500%, 7/1/2013 A/A2	250,000	270,167
Puerto Rico Housing Finance Authority, Multi-Family Housing, Revenue Bonds, 4.750%, 10/1/2011 BBB/NR; Call 1/1/2011	1,000,000	1,001,790
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facs Fing Auth, Pollution, Revenue Bonds, 1.000%, 3/1/2013 NR/A2; Call 3/1/2011 (4)	135,000	134,973

		2,696,981

Rhode Island - 0.7%
City of Cranston, General Obligation, GO UT, NATL-RE, 5.500%, 7/1/2011 A/A1; Call 1/1/2011	25,000	25,339
Rhode Island Health & Educational Building Corp., Education, Revenue Bonds, 3.750%, 5/15/2011 NR/A1	200,000	201,846
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 2.500%, 3/1/2012 A/NR	455,000	461,147
Rhode Island Health & Educational Building Corp., Medical, Revenue Bonds, 0.750%, 9/15/2033 A-/A-2/A1/VMIG1 (4)	1,690,000	1,690,000

		2,378,332
South Carolina - 1.7%
City of North Charleston, Facilities, Revenue Bonds, 0.900%, 5/1/2024 AA-/A-1/NR; Call 12/1/2010 (4)	4,745,000	4,745,000
East Richland County, Water, Revenue Bonds, AMBAC, 3.750%, 1/1/2011 NR/Aa3	200,000	200,478
Piedmont Municipal Power Agency, Utilities, Revenue Bonds, NATL-RE, 5.250%, 1/1/2012 A/Baa1	500,000	518,105
Scago Educational Facilities Corp. for Calhoun School District, Education, Revenue Bonds, RADIAN, 4.000%, 12/1/2010 NR/WR	660,000	660,000
Trustees of the South Carolina Heritage Trust, General, Revenue Bonds, XLCA, 4.000%, 8/1/2012 NR/A1	25,000	25,967

		6,149,550
South Dakota - 1.6%
Puttable Floating Option Tax-Exempt Receipts, General Obligation, GO UT, 0.570%, 12/1/2022 NR/NR (4)	5,370,000	5,370,000
South Dakota Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, AMBAC, 5.250%, 7/1/2012 A+/A1	100,000	105,197
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, AGM, 4.300%, 11/1/2013 NR/Aa3; Call 5/1/2012	105,000	107,559
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, FSA, 4.100%, 11/1/2012 NR/Aa3; Call 5/1/2012	175,000	179,198
South Dakota Housing Development Authority, Single Family Housing, Revenue Bonds, 4.050%, 5/1/2012 AAA/Aa1	50,000	50,973

		5,812,927
Tennessee - 3.3%
Blount County Public Building Authority, Facilities, Revenue Bonds, 1.000%, 12/1/2015 AAA/A-2/Aa1; Call 12/1/2010 (4)	1,785,000	1,785,000
Blount County Public Building Authority, Facilities, Revenue Bonds, 2.410%, 6/1/2032 NR/Aa1; Call 12/1/2010 (4)	2,800,000	2,800,000
Chattanooga-Hamilton County Hospital Authority, Medical, Revenue Bonds, FSA, 3.000%, 10/1/2011 AA+/Aa3	500,000	506,100
Greeneville Industrial Development Board, Development, Revenue Bonds, 0.500%, 11/1/2011 AA-/A-1+/NR; Call 12/1/2010 (4)	200,000	200,000
Memphis Center City Revenue Finance Corp., Multi-Family Housing, Revenue Bonds, 0.490%, 4/1/2013 AAA/A-1+/NR; Call 12/1/2010 (4)	970,000	970,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 0.570%, 1/1/2030 AAA/A-1/NR; Call 12/13/2010 (4)	5,735,000	5,735,000

		11,996,100
Texas - 4.7%
Amarillo Health Facilities Corp., Medical, Revenue Bonds, AGM, 5.500%, 1/1/2012 NR/Aa3	1,935,000	1,997,771
Brazoria County Municipal Utility District No. 18, General Obligation, GO UT, RADIAN, 4.500%, 9/1/2011 NR/NR; Call 1/1/2011	270,000	270,556
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 5.000%, 4/1/2013 NR/WR/WR	380,000	396,602
Cinco Municipal Utility District No. 1, General Obligation, Revenue Bonds, NATL-RE FGIC, 3.750%, 12/1/2012 A/WR; Call 12/1/2011	225,000	229,237
City of Austin, Power, Revenue Bonds, NATL-RE, 5.250%, 11/15/2012 A+/A1	100,000	108,085
City of Denton, Utilities, Revenue Bonds, FSA, 5.300%, 12/1/2012 AA+/Aa2; Call 12/1/2010	200,000	200,000
City of Houston, General, Certificate of Participation, AMBAC, 7.500%, 12/15/2011 NR/WR	600,000	634,278
City of Port Arthur, General Obligation, GO, NATL-RE, 4.375%, 8/15/2014 A/Aa3; Call 1/1/2011	250,000	250,633
Coastal Bend Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 1.000%, 7/1/2031 NR/Aa3; Call 12/2/2010 (4)	825,000	825,000
County of Webb, General Obligation, GO, AMBAC, 4.000%, 2/1/2011 AA-/Aa3	170,000	170,903
Denton Independent School District, GO UT, PSF, 0.510%, 8/15/2022 NR/NR; Call 8/15/2016 (4)	620,000	620,000
Euless Development Corp., General, Revenue Bonds, FSA, 4.000%, 9/15/2011 NR/Aa3	50,000	51,390

Fort Bend County Municipal Utility District No. 23, General Obligation, GO UT, AMBAC, 4.000%, 9/1/2012 BBB+/WR	100,000	102,369
Fort Bend County Municipal Utility District No. 81, General Obligation, GO UT, XLCA, 4.000%, 9/1/2014 A/WR; Call 9/1/2012	455,000	471,708
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 1.000%, 7/1/2040 AAA/Aa3; Call 12/9/2010 (4)	375,000	375,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 1.010%, 7/1/2031 AA+/Aa3; Call 12/2/2010 (4)	700,000	700,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 4.000%, 7/1/2013 AA+e/Aa3e (4) (5)	1,000,000	1,047,420
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, FSA, 1.000%, 7/1/2036 AA+/Aa3; Call 12/9/2010 (4)	275,000	275,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, NATL-RE, 5.375%, 10/1/2013 AA/Aa2; Call 1/1/2011	200,000	201,692
Harrison County Health Facilities Development Corp., Medical, Revenue Bonds, 3.000%, 7/1/2012 BBB+/Baa2	500,000	500,070
Harrison County Health Facilities Development Corp., Medical, Revenue Bonds, 4.000%, 7/1/2013 BBB+/Baa2	280,000	285,564
Hays Memorial Health Facilities Development Corp., Medical, Revenue Bonds, 1.020%, 11/15/2014 AAA/A-2/NR (4)	1,700,000	1,700,000
Hidalgo County Health Services Corp., Medical, Revenue Bonds, 5.000%, 8/15/2013 BBB/Baa2	505,000	526,659
Lower Colorado River Authority, Power, Revenue Bonds, NATL-RE FGIC, 5.000%, 5/15/2016 A/A2; Call 5/15/2011	1,000,000	1,016,040
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.500%, 2/15/2011 BBB/Baa2	100,000	100,117
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.600%, 2/15/2012 BBB/Baa2	405,000	406,498
Matagorda County Hospital District, Medical, Revenue Bonds, FHA-Insured Mortgage, 4.000%, 2/15/2011 BBB/NR	50,000	50,295
Montgomery County Municipal Utility District No. 7, General Obligation, GO UT, AMBAC, 4.700%, 3/1/2011 A+/WR; Call 1/1/2011	45,000	45,136
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2013 A-/A2 (4)	600,000	637,074
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.500%, 1/1/2011 A-/A2 (4)	290,000	291,166
Puttable Floating Option Tax-Exempt Receipts, Water, Revenue Bonds, FSA, 0.510%, 12/1/2028 NR/NR (4)	651,000	651,000
Tarrant County Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 3.000%, 7/1/2011 A+/A1	375,000	378,330
Texas Public Finance Authority, Facilities, Revenue Bonds, NATL-RE, 0.000%, 2/1/2013 A/Baa1	305,000	293,916
Texas State Public Finance Authority Charter School Finance Corp., Education, Revenue Bonds, ACA, 4.100%, 2/15/2011 BBB/NR	180,000	180,365
Texas Transportation Commission, Transportation, Revenue Bonds, 5.000%, 2/15/2011 BBB+/Baa1 (4)	110,000	110,801
Texas Water Development Board, Water, Revenue Bonds, 5.625%, 7/15/2011 AAA/Aaa; Call 1/1/2011	500,000	502,010
Texoma Area Solid Waste Authority, Utilities, Revenue Bonds, 3.000%, 2/15/2012 A+/NR	250,000	255,193
Trail of the Lakes Municipal Utility District, General Obligation, GO UT, AMBAC, 3.850%, 4/1/2012 BBB+/WR	50,000	51,060

		16,908,938
Utah - 0.3%
City of Brigham City, General, Special Assessment, 5.000%, 8/1/2011 NR/A1	120,000	122,413
City of Brigham City, General, Special Assessment, 5.000%, 8/1/2012 NR/A1	125,000	130,905
City of Herriman, General, Special Assessment, 3.000%, 11/1/2011 A/NR	370,000	373,589
City of Herriman, General, Special Assessment, 3.000%, 11/1/2012 A/NR	125,000	127,190
Farmington City Municipal Building Authority, Facilities, Revenue Bonds, AMBAC, 4.375%, 6/15/2012 NR/WR	165,000	166,056

		920,153
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency, Higher Education, Revenue Bonds, AMBAC, 4.550%, 10/1/2012 A-/Baa1; Call 1/1/2011	720,000	721,390
Vermont Educational & Health Buildings Financing Agency, Medical, Revenue Bonds, FSA, 5.000%, 12/1/2010 AA+/Aa3 (4)	500,000	500,000

		1,221,390
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, General, Revenue Bonds, 4.000%, 10/1/2012 BBB/Baa2	300,000	310,929

Virgin Islands Public Finance Authority, General, Revenue Bonds, 5.000%, 10/1/2011 BBB/Baa2	100,000	102,682

		413,611
Virginia - 0.7%
Broadway Industrial Development Authority, Higher Education, Revenue Bonds, 3.850%, 4/1/2011 NR/Baa2	210,000	211,042
City of Covington, General Obligation, GO UT, 3.375%, 12/1/2012 SP-1+/MIG1; Call 12/1/2011	370,000	376,823
County of Pittsylvania, School District, GO UT, 3.500%, 7/15/2013 SP-1+/MIG1; Call 7/15/2011	1,000,000	1,013,890
County of Spotsylvania, Water, Revenue Bonds, AGM, 4.250%, 6/1/2013 AA+/Aa3; Call 6/1/2011	150,000	152,917
Fairfax County Redevelopment & Housing Authority, Facilities, Revenue Bonds, 3.500%, 6/1/2013 AA+/NR; Call 6/1/2011	25,000	25,388
Loudoun County Industrial Development Authority, Facilities, Revenue Bonds, 3.000%, 3/1/2011 AA+/Aa1	50,000	50,323
Roanoke Economic Development Authority, Medical, Revenue Bonds, AGM, 5.000%, 7/1/2013 AA+/Aa3 (4)	500,000	536,715

		2,367,098
Washington - 0.6%
County of Skagit, General Obligation, GO, CIFG, 3.875%, 12/1/2011 NR/Aa3	25,000	25,760
Grays Harbor County Public Utility District No. 1, Power, Revenue Bonds, NATL-RE, FGIC, 5.000%, 7/1/2012 A/A1	50,000	52,807
King County Housing Authority, Housing, Revenue Bonds, CNTY GTD, 2.400%, 1/1/2013 AAA/NR; Call 1/1/2012	550,000	551,628
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2011 NR/A1	75,000	75,559
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2012 NR/A1	185,000	189,085
Washington Health Care Facilities Authority, Medical, Revenue Bonds, 3.000%, 12/1/2011 NR/Baa2	125,000	126,249
Washington Health Care Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2012 A/A2	780,000	804,476
Washington Health Care Facilities Authority, Medical, Revenue Bonds, AMBAC, 4.000%, 12/1/2010 BBB/WR	400,000	400,000

		2,225,564
West Virginia - 0.2%
Berkeley County Public Service Sewer District, Water, Revenue Bonds, 4.375%, 10/1/2011 NR/NR	255,000	257,022
City of Wheeling, Utilities, Revenue Bonds, Assured Guaranty Corp., 2.500%, 6/1/2011 AA+/Aa3	200,000	201,356
City of Wheeling, Utilities, Revenue Bonds, Assured Guaranty Corp., 2.625%, 6/1/2012 AA+/Aa3	200,000	203,730
West Virginia Hospital Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 2.500%, 2/15/2011 AA+/Aa3	100,000	100,046

		762,154
Wisconsin - 1.8%
Belleville School District, School District, GO UT, AGM, 4.650%, 4/1/2013 AA+/Aa3; Call 4/1/2011	250,000	253,182
Blair-Taylor School District, School District, GO UT, NATL-RE, 5.000%, 3/1/2013 A/Baa1; Call 3/1/2012	320,000	331,050
City of Fond Du Lac, General Obligation, GO UT, NATL-RE FGIC, 3.250%, 3/1/2012 NR/Aa2	25,000	25,839
City of Menasha, General Obligation, GO UT, 4.400%, 9/1/2017 NR/B1; Call 9/1/2015	500,000	391,095
City of Weyauwega, General Obligation, GO UT, 4.100%, 3/1/2011 NR/NR; Call 12/15/2010	375,000	375,476
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2011 NR/A3	190,000	190,975
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2012 NR/A3	225,000	228,078
Kronenwetter Redevelopment Authority, General, Revenue Bonds, 4.500%, 5/1/2011 NR/NR; Call 1/1/2011	1,000,000	1,002,050
Ladysmith-Hawkins School District, GO UT, NATL-RE, FGIC, 4.400%, 9/1/2012 NR/WR	100,000	103,307
Pardeeville Area School District, GO UT, NATL-RE, 4.250%, 4/1/2011 NR/Aa3	205,000	207,355
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 4.600%, 12/15/2013 A/Baa1; Call 12/15/2011	45,000	46,982
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.000%, 12/15/2021 A/Baa1; Call 12/15/2011	90,000	94,333
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.100%, 12/15/2029 A/Baa1; Call 12/15/2011	125,000	131,146
Stoughton Area School District, School District, GO UT, NATL-RE FGIC, 4.500%, 4/1/2012 NR/Aa2; Call 4/1/2011	75,000	75,850
Stoughton Area School District, School District, GO UT, NATL-RE, FGIC, 5.500%, 4/1/2011 NR/Aa2	50,000	50,843
Village of Hustisford, Utilities, Revenue Bonds, 4.750%, 9/1/2012 NR/NR	135,000	139,306

Village of Mukwonago, Water, Revenue Bonds, 4.000%, 12/1/2012 NR/A1; Call 6/1/2011	85,000	85,946
Waunakee Community School District, School District, GO UT, NATL-RE, 4.000%, 4/1/2011 NR/Aa2	25,000	25,299
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 6/1/2011 NR/A2	500,000	503,435
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.000%, 6/1/2012 NR/A2	500,000	515,175
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.000%, 7/1/2012 A-/A3 (5)	370,000	380,734
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.500%, 5/1/2011 BBB+/NR	15,000	15,074
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.625%, 9/1/2011 BBB+/NR	565,000	575,509
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 2/15/2011 BBB+/NR	275,000	276,048
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 2/15/2012 BBB+/NR	155,000	158,086
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.450%, 7/1/2011 A-/A3	100,000	101,292
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 12/15/2013 NR/A1	235,000	254,923

		6,538,388
Wyoming - 0.0%
Sweetwater County Improvement Projects Joint Powers Board, General, Revenue Bonds, NATL-RE, 5.000%, 12/15/2011 A/Baa1; Call 6/15/2011	100,000	102,165

Total Municipals (identified cost $326,321,498)		326,681,735
Short-Term Investments - 13.1%
Mutual Funds - 7.6%
Marshall Tax-Free Money Market Fund, Class I, 0.314% (13)	27,298,701	27,298,701
Short-Term Municipals - 5.5%
Arkansas - 0.0%
Independence County Public Health Education & Housing Facilities Board, Higher Education, Revenue Bonds, 2.000%, 6/1/2011 BBB/NR (5)	135,000	135,139
Colorado - 0.1%
Colorado Educational & Cultural Facilities Authority, General, Revenue Bonds, 4.000%, 6/1/2011 Ae/A3	100,000	101,476
Consolidated Bell Mountain Ranch Metropolitan District, Facilities, GO, AGM, 2.500%, 12/1/2010 AA+/Aa3	100,000	100,000

		201,476
Illinois - 1.0%
Bridgeview Park District, Facilities, GO, 3.500%, 12/1/2011 NR/NR (5)	520,000	520,099
State of Illinois, General Obligation, GO UT, 3.000%, 6/14/2011 SP-1/NR	3,000,000	3,022,050

		3,542,149
Indiana - 0.3%
Fishers Redevelopment Authority, Development, Revenue Bonds, 4.000%, 1/15/2011 AA/NR	700,000	702,254
Indiana Finance Authority, General, Revenue Bonds, 2.500%, 7/1/2011 NR/A3	100,000	100,619
St. Joseph County Redevelopment District, General, Tax Allocation, 2.000%, 1/15/2011 A+/A1	400,000	400,188

		1,203,061
Iowa - 1.1%
Iowa Higher Education Loan Authority, Student Loan, Revenue Notes, 2.500%, 5/20/2011 SP-1/NR	2,000,000	2,011,420
Iowa Higher Education Loan Authority, Student Loan, Revenue Notes, 5.000%, 5/20/2011 NR/NR	2,000,000	1,999,540

		4,010,960
Louisiana - 0.1%
Louisiana Housing Finance Agency, General, Revenue Bonds, 2.000%, 12/1/2010 NR/A1	200,000	200,000
Michigan - 0.6%
Michigan Municipal Bond Authority, General, Revenue Notes, 5.000%, 3/21/2011 SP-1/NR	2,300,000	2,319,412

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board, Medical, Revenue Bonds, AGC, 3.000%, 2/15/2011 AA+/NR	150,000	150,639
Minnesota Higher Education Facilities Authority, Higher Education, Revenue Bonds, 1.750%, 10/1/2011 NR/Baa3	550,000	548,779

		699,418
Montana - 0.0%
Gallatin County Rural Improvement District, General, Special Assessment, 2.500%, 7/1/2011 NR/NR	75,000	74,959
Nebraska - 0.1%
Douglas County Hospital Authority No. 2, Medical, Revenue Bonds, 2.000%, 1/1/2011 NR/NR	100,000	100,042
Lancaster County Hospital Authority No. 1, Medical, Revenue Bonds, 2.000%, 1/1/2011 NR/NR	150,000	150,063

		250,105
Nevada - 0.1%
Sparks Redevelopment Agency, Development, Tax Allocation, 4.000%, 1/15/2011 A-/NR	430,000	430,895
New Hampshire - 0.3%
New Hampshire University System, Higher Education, Revenue Bonds, 1.500%, 7/15/2011 A/NR (6)	985,000	981,966
Ohio - 0.9%
County of Butler, Medical, Revenue Bonds, 3.000%, 11/1/2011 BBB+/Baa1	400,000	403,808
Greater Cleveland Regional Transit Authority, Transportation, Revenue Notes, 2.000%, 12/22/2010 NR/NR	2,000,000	2,001,120
Township of Tiffin, General Obligation, GO, 1.500%, 12/15/2010 NR/MIG1	1,000,000	1,000,220

		3,405,148
Rhode Island - 0.2%
City of East Providence, General Obligation, GO UT, 4.000%, 5/26/2011 NR/NR	600,000	605,808
Texas - 0.4%
City of Richardson, General Obligation, GO, 1.500%, 6/15/2011 AAA/A-1/Aa1; Call 6/15/2011 (4)	1,005,000	1,005,000
Harrison County Health Facilities Development Corp., Medical, Revenue Bonds, 3.000%, 7/1/2011 BBB+/Baa2	325,000	325,494

		1,330,494
West Virginia - 0.1%
City of Beckley, Higher Education, Revenue Notes, 3.500%, 12/17/2010 NR/MIG3	435,000	434,991
Wisconsin - 0.0%
City of Two Rivers, General Obligation, GO UT, Assured Guaranty Corp., 2.000%, 4/1/2011 AA+/NR	40,000	40,113

Total Short-Term Municipals		19,866,094

Total Short-Term Investments (identified cost $47,146,883)		47,164,795

Total Investments - 103.8% (identified cost $373,468,381)		373,846,530
Other Assets and Liabilities - (3.8)%		(13,747,242)

Total Net Assets - 100.0%		$360,099,288

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Asset-Backed Securities - 6.5%

Automobiles - 5.3%
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	$166,412	$166,571
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,398,982	1,425,412
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	1,250,000	1,264,327
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	500,000	503,833
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	866,959	879,153
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	924,337	935,412
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	919,838	932,819
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	1,000,000	1,005,871

		7,113,398
Credit Cards - 0.8%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,021,197
Other Financial - 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.493%, 4/25/2037 (4) (6) (7)	822,489	540,884

Total Asset-Backed Securities (identified cost $8,847,959)		8,675,479

Collateralized Mortgage Obligations - 8.4%

Federal Home Loan Mortgage Corporation - 0.2%
5.250%, 1/15/2034, (Series 3014)	260,556	273,057
Government National Mortgage Association - 1.2%
2.866%, 2/16/2020, (Series 2003-48)	170,936	172,412
4.408%, 1/16/2025, (Series 2004-103)	632,451	641,579
4.419%, 5/16/2034, (Series 2007-46)	820,507	849,718

		1,663,709

Private Sponsor - 7.0%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	564,749	558,639
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.661%, 5/20/2036 (4)	906,337	883,229
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	900,335	848,259
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	37,443	37,463
Countrywide Home Loan Mortgage Pass-Through Trust, Class 2A2A, (Series 2006-HYB1), 5.010%, 3/20/2036 (4)	112,678	111,421
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	695,116	701,667
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.977%, 10/25/2035 (4)	592,100	542,642
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.671%, 10/15/2054 (4) (6) (7)	1,560,000	1,558,440
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	1,549,977	1,587,907
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.822%, 4/25/2037 (4)	641,789	628,251
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	699,423	672,697
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.363%, 5/25/2037 (4)	156,264	153,256
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.974%, 9/25/2036 (4)	298,615	237,205
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.504%, 5/25/2036 (4)	587,291	488,459
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.913%, 4/25/2036 (4)	360,457	336,456

		9,345,991

Total Collateralized Mortgage Obligations (identified cost $11,266,630)		11,282,757

Commercial Mortgage Securities - 16.5%

Private Sponsor - 16.5%
Banc of America Commercial Mortgage, Inc., Class A2, (Series 2007-2), 5.634%, 4/10/2049 (4)	$1,100,000	$1,137,776
Banc of America Commercial Mortgage, Inc., Class A2, (Series 2007-3), 5.837%, 6/10/2049 (4)	1,225,000	1,269,068
Bear Stearns Commercial Mortgage Securities, Class A1, (Series 2007-BBA8), 0.323%, 3/15/2022 (4) (6) (7)	561,695	554,566
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.353%, 12/15/2020 (4) (6) (7)	1,188,926	1,154,488
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,270,221
Credit Suisse First Boston Mortgage Securities Corp., Class A3, (Series 2005-C1), 4.813%, 2/15/2038	1,475,958	1,521,036
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.353%, 10/15/2021 (4) (6) (7)	696,723	681,556
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.323%, 2/15/2022 (4) (6) (7)	1,029,714	964,208
Greenwich Capital Commercial Funding Corp., Class A2, (Series 2007-GG9), 5.381%, 3/10/2039 (1)	1,230,581	1,266,372
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	1,600,000	1,638,146
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 0.433%, 3/6/2020 (4) (6) (7)	1,400,000	1,305,984
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1B, (Series 2006-FL1A), 0.373%, 2/15/2020 (4) (6) (7)	776,392	754,648
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	900,000	937,036
JP Morgan Chase Commercial Mortgage Securities Corp., Class A4, (Series 2004-CB8), 4.404%, 1/12/2039	1,300,000	1,358,289
LB-UBS Commercial Mortgage Trust, Class A2, (Series 2007-C6), 5.845%, 7/15/2040	869,488	904,015
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	925,000	984,108
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	1,000,000	1,088,745
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.553%, 6/15/2022 (4) (6) (7)	1,486,429	1,412,801
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	971,099	977,557
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 6.071%, 6/12/2046 (4)	750,000	817,283

Total Commercial Mortgage Securities (identified cost $21,467,607)		21,997,903

Corporate Bonds & Notes - 47.0%

Aerospace/Defense - 1.2%
Boeing Co., 1.875%, 11/20/2012 (1)	500,000	510,356
Systems 2001 Asset Trust LLC, 6.664%, 9/15/2013 (6) (7)	1,023,709	1,123,111

		1,633,467

Auto Manufacturers - 0.6%
Daimler Finance North America LLC, 5.875%, 3/15/2011	810,000	822,121
Banks - 12.7%
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6) (7)	1,000,000	1,018,571
Banco Santander Chile, 2.875%, 11/13/2012 (6) (7)	500,000	500,973
Bank of America Corp., 7.375%, 5/15/2014	1,300,000	1,453,703
Barclays Bank PLC, 2.500%, 1/23/2013 (1)	1,250,000	1,272,841
BB&T Corp., 6.500%, 8/1/2011	1,500,000	1,554,955
Citigroup, Inc., 6.000%, 12/13/2013 (1)	1,265,000	1,384,574
GMAC, LLC., 7.500%, 12/31/2013 (1)	528,000	561,000
Goldman Sachs Group, Inc., 5.250%, 10/15/2013 (1)	1,300,000	1,409,446
JPMorgan Chase & Co., 3.700%, 1/20/2015 (1)	1,700,000	1,773,675
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,508,832
National City Corp., 4.000%, 2/1/2011 (1)	1,075,000	1,083,062
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011	1,000,000	1,029,463
Santander U.S. Debt SA Unipersonal, 2.485%, 1/18/2013 (6) (7)	1,000,000	984,840
U.S. Bancorp, 1.375%, 9/13/2013 (1)	1,385,000	1,392,036

		16,927,971

Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/2012	1,000,000	1,036,132
Biotechnology - 0.8%
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,027,010
Building Materials - 1.2%
CRH America, Inc., 6.950%, 3/15/2012 (1)	1,495,000	1,581,442
Computers - 0.8%
Hewlett-Packard Co., 2.950%, 8/15/2012 (1)	1,000,000	1,037,490
Diversified Financial Services - 8.3%
American Express Travel Related Services Co., Inc., 5.250%, 11/21/2011 (6) (7)	1,475,000	1,525,073
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,296,855
Credit Suisse USA, Inc., 6.125%, 11/15/2011	1,225,000	1,288,051
General Electric Capital Corp., 1.875%, 9/16/2013 (1)	1,410,000	1,417,198
International Lease Finance Corp., 6.500%, 9/1/2014 (1) (6) (7)	1,500,000	1,578,750
Invesco, Ltd., 5.625%, 4/17/2012	1,325,000	1,389,314
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2011 (1) (2) (12)	1,100,000	243,375
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012 (1)	1,350,000	1,433,426
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	987,087

		11,159,129
Electric - 1.7%
Alliant Energy Corp., 4.000%, 10/15/2014	1,200,000	1,268,738
FPL Group Capital, Inc., 5.625%, 9/1/2011 (1)	1,000,000	1,036,217

		2,304,955
Electronics - 0.8%
Agilent Technologies, Inc., 4.450%, 9/14/2012 (1)	1,000,000	1,049,033
Healthcare-Products - 1.6%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,250,974
Medtronic, Inc., 1.500%, 4/15/2011	850,000	854,250

		2,105,224
Home Furnishings - 0.9%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,228,309
Household Products/Wares - 0.3%
Fortune Brands, Inc., 4.875%, 12/1/2013 (1)	425,000	448,202
Insurance - 8.1%
Berkshire Hathaway Finance Corp., 4.000%, 4/15/2012 (1)	1,500,000	1,566,619
Berkshire Hathaway, Inc., 2.125%, 2/11/2013 (1)	2,000,000	2,041,958
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	477,000	502,569
Hartford Financial Services Group, Inc., 5.250%, 10/15/2011	1,250,000	1,290,476
HSB Capital I, 1.199%, 7/15/2027 (4)	2,430,000	1,928,205
MetLife, Inc., 2.375%, 2/6/2014 (1)	1,180,000	1,194,151
Metropolitan Life Global Funding I, 2.500%, 1/11/2013 (6) (7)	1,000,000	1,025,162
Prudential Financial, Inc., 2.750%, 1/14/2013 (1)	1,300,000	1,327,871

		10,877,011
Iron/Steel - 1.0%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,279,385
Media - 0.9%
Comcast Cable Holdings LLC, 9.800%, 2/1/2012	1,040,000	1,138,857
Mining - 0.9%
Anglo American Capital PLC, 2.150%, 9/27/2013 (6) (7)	1,250,000	1,266,844
Oil & Gas - 1.9%
EOG Resources, Inc., 2.500%, 2/1/2016	1,140,000	1,140,640
Nabors Industries, Inc., 0.940%, 5/15/2011 (1)	1,350,000	1,351,687

		2,492,327
Telecommunications - 1.7%
Cellco Partnership / Verizon Wireless Capital LLC, 5.250%, 2/1/2012	1,000,000	1,052,683
Vodafone Group PLC, 5.000%, 12/16/2013 (1)	1,125,000	1,232,714

		2,285,397

Transportation - 0.8%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,097,878

Total Corporate Bonds & Notes (identified cost $62,634,117)		62,798,184

Municipals - 2.8%

Illinois - 1.9%
State of Illinois, General Obligation, GO UT, 3.080%, 7/1/2012 A+/A1	1,000,000	1,012,940
State of Illinois, General Obligation, GO UT, 4.071%, 1/1/2014 A+/A1	1,525,000	1,572,199

		2,585,139
Wisconsin - 0.9%
City of Madison, General Obligation, GO UT, 2.300%, 10/1/2016 NR/Aaa	1,170,000	1,169,988

Total Municipals (identified cost $3,706,354)		3,755,127

Mutual Funds - 6.7%

Eaton Vance Institutional Senior Loan Fund, 3.960%	518,134	4,659,725
Fidelity Floating Rate High Income Fund, 3.410%	440,729	4,305,918

Total Mutual Funds (identified cost $8,882,636)		8,965,643

U.S. Government & U.S. Government Agency Obligations - 9.0%

Federal Home Loan Bank - 0.8%
0.550%, 10/25/2012	$1,100,000	1,097,342
Federal Home Loan Mortgage Corporation - 1.6%
5.500%, 8/20/2012 (1)	2,000,000	2,169,354
Federal National Mortgage Association - 1.1%
0.375%, 12/28/2012	1,500,000	1,493,004
U.S. Treasury Bonds & Notes - 5.5%
0.750%, 8/15/2013	1,925,000	1,931,919
3.000%, 9/30/2016	5,000,000	5,346,095

		7,278,014

Total U.S. Government & U.S. Government Agency Obligations (identified cost $11,904,119)		12,037,714

U.S. Government Agency-Mortgage Securities - 0.5%

Federal National Mortgage Association - 0.2%
7.000%, 12/1/2015	54,376	59,027
7.500%, 9/1/2015	83,190	91,359
9.500%, 12/1/2024	45,142	52,681
9.500%, 1/1/2025	18,214	21,256
9.500%, 1/1/2025	25,345	29,703
10.000%, 7/1/2020	33,023	38,253
11.000%, 12/1/2015	25	25

		292,304
Government National Mortgage Association - 0.3%
7.500%, 8/15/2037	301,343	340,292
9.000%, 12/15/2019	34,568	40,008

		380,300

Total U.S. Government Agency-Mortgage Securities (identified cost $615,453)		672,604

Short-Term Investments - 16.4%

Collateral Pool Investment for Securities on Loan - 14.4%
(See Note 2 of the Schedule of Investments)		19,196,873

Repurchase Agreement - 2.0%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $2,644,903 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $2,698,110 (at amortized cost)	2,644,887	2,644,887

Total Short-Term Investments (identified cost $21,841,760)		21,841,760

Total Investments - 113.8% (identified cost $151,166,635)		152,027,171
Other Assets and Liabilities - (13.8)%		(18,411,015)

Total Net Assets - 100.0%		$133,616,156

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description/Credit Ratings (8)	Principal Amount	Value
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 3.2%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.857%, 7/25/2037 (4)	$1,888,761	$1,839,476
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.671%, 10/15/2054 (4) (6) (7)	1,500,000	1,498,500
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.331%, 5/25/2036 (4)	1,836,453	1,640,838
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.363%, 5/25/2037 (4)	646,611	634,164

Total Collateralized Mortgage Obligations (identified cost $5,795,788)		5,612,978

Commercial Mortgage Securities - 7.6%

Private Sponsor - 7.6%
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.353%, 12/15/2020 (4) (6) (7)	1,634,773	1,587,422
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.323%, 2/15/2022 (4) (6) (7)	1,257,676	1,177,668
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	2,551,680
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.628%, 7/15/2019 (4) (6) (7)	3,324,820	2,999,802
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.553%, 6/15/2022 (4) (6) (7)	5,202,503	4,944,802

Total Commercial Mortgage Securities (identified cost $14,161,884)		13,261,374

Corporate Bonds & Notes - 36.9%

Banks - 10.4%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (1) (6) (7)	1,500,000	1,525,572
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6) (7)	2,000,000	2,037,142
BB&T Corp., 3.850%, 7/27/2012	2,000,000	2,087,146
Credit Suisse/New York, 3.450%, 7/2/2012	2,000,000	2,077,976
Goldman Sachs Group, Inc., 6.000%, 6/15/2020	1,500,000	1,610,996
Morgan Stanley, 4.000%, 7/24/2015 (1)	1,520,000	1,544,297
Nordea Bank AB, 1.750%, 10/4/2013 (1) (6) (7)	3,000,000	3,007,593
Rabobank Nederland NV, 3.200%, 3/11/2015 (6) (7)	1,200,000	1,244,275
Royal Bank of Canada, 1.125%, 1/15/2014 (1)	1,500,000	1,498,485
Santander U.S. Debt SA Unipersonal, 1.089%, 3/30/2012 (1) (4) (6) (7)	1,500,000	1,481,982

		18,115,464
Building Materials - 1.9%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	3,308,505
Diversified Financial Services - 4.1%
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	2,000,000	2,284,830
American Honda Finance Corp., 2.500%, 9/21/2015 (6) (7)	2,000,000	2,022,596
General Electric Capital Corp., 4.375%, 9/16/2020 (1)	2,000,000	1,959,054
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (2) (12)	4,000,000	885,000

		7,151,480
Healthcare-Products - 1.2%
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,084,956
Insurance - 7.4%
Berkshire Hathaway, Inc., 0.716%, 2/11/2013 (4)	2,000,000	2,012,458
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	1,500,000	1,573,993
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	2,000,000	2,107,206
HSB Capital I, 1.199%, 7/15/2027 (4)	4,000,000	3,174,000
Metropolitan Life Global Funding I, 0.689%, 7/13/2011 (4) (6) (7)	1,500,000	1,502,213
Progressive Corp., 6.700%, 6/15/2037 (4)	1,300,000	1,350,527

Prudential Financial, Inc., 3.875%, 1/14/2015 (1)	1,100,000	1,156,452

		12,876,849
Iron/Steel - 1.2%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,132,308
Media - 4.3%
Comcast Corp., 4.950%, 6/15/2016 (1)	2,000,000	2,208,404
NBC Universal, Inc., 5.150%, 4/30/2020 (6) (7)	2,000,000	2,139,116
NBC Universal, Inc., 4.375%, 4/1/2021 (6) (7)	1,300,000	1,307,461
Time Warner, Inc., 4.700%, 1/15/2021	1,650,000	1,736,831

		7,391,812
Mining - 1.5%
Anglo American Capital PLC, 9.375%, 4/8/2019	2,000,000	2,674,848
Oil & Gas - 2.0%
ENI SpA, 4.150%, 10/1/2020 (1) (6) (7)	2,000,000	2,025,714
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (1) (6) (7)	1,500,000	1,429,080

		3,454,794
Pipelines - 1.3%
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015 (1)	2,000,000	2,229,460
Real Estate Investment Trusts - 0.7%
ProLogis, 6.250%, 3/15/2017	1,200,000	1,271,485
Software - 0.9%
Microsoft Corp., 3.000%, 10/1/2020	1,500,000	1,471,721

Total Corporate Bonds & Notes (identified cost $65,069,479)		64,163,682

Municipals - 1.2%

Illinois - 1.2%
State of Illinois, General Obligation, GO UT, 6.200%, 7/1/2021 A+/A1	2,000,000	2,061,520

Total Municipals (identified cost $1,999,429)		2,061,520

U.S. Government & U.S. Government Agency Obligations - 47.2%

U.S. Treasury Bonds & Notes - 47.2%
0.375%, 9/30/2012 (1)	5,000,000	4,994,730
0.750%, 9/15/2013 (1)	5,000,000	5,014,455
1.125%, 6/15/2013 (1)	5,000,000	5,069,530
1.250%, 10/31/2015	5,000,000	4,957,030
1.375%, 11/15/2012 (1)	20,000,000	20,353,920
1.500%, 12/31/2013 (1)	7,000,000	7,162,421
1.875%, 9/30/2017 (1)	10,000,000	9,853,910
1.875%, 10/31/2017 (1)	10,000,000	9,839,850
2.625%, 8/15/2020 (1)	10,000,000	9,889,060
2.625%, 11/15/2020 (1)	5,000,000	4,927,345

Total U.S. Government & U.S. Government Agency Obligations (identified cost $81,870,034)		82,062,251

U.S. Government Agency-Mortgage Securities - 12.0%

Federal National Mortgage Association - 12.0%
4.000%, 12/1/2040 (5)	10,000,000	10,157,810
5.000%, 12/1/2035 (5)	10,000,000	10,604,690
Total U.S. Government Agency-Mortgage Securities (identified cost $20,987,500)		20,762,500

Short-Term Investments - 53.3%

Collateral Pool Investment for Securities on Loan - 49.9%
(See Note 2 of the Schedule of Investments)		86,626,374

Repurchase Agreement - 3.4%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $5,972,700 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $6,092,968 (at amortized cost)	5,972,664	5,972,664

Total Short-Term Investments (identified cost $92,599,038)		92,599,038

Total Investments - 161.4% (identified cost $282,483,152)		280,523,343
Other Assets and Liabilities - (61.4)%		(106,709,622)

Total Net Assets - 100.0%		$173,813,721

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of November 30, 2010

(Unaudited)

Description/Credit Rating (8)	Shares or Principal Amount	Value
Municipals - 91.4%

Alabama - 0.7%
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.375%, 10/1/2017 NR/A1	$200,000	$212,788
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.500%, 10/1/2018 NR/A1	210,000	222,785
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.750%, 10/1/2019 NR/A1; Call 10/1/2018	220,000	233,413
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.000%, 10/1/2020 NR/A1; Call 10/1/2018	230,000	245,316
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2021 NR/A1; Call 10/1/2018	140,000	150,388
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.375%, 10/1/2022 NR/A1; Call 10/1/2018	105,000	112,717
Baldwin County Board of Education, School District, Revenue Bonds, AMBAC, 5.000%, 7/1/2018 A+/Aa3; Call 7/1/2017	350,000	388,409
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AA+/Aa3; Call 1/1/2011	300,000	299,439
Huntsville Public Building Authority, Facilities, Revenue Bonds, NATL-RE, 5.000%, 10/1/2020 AA+/Aa1; Call 4/1/2017	1,000,000	1,086,210
Odenville Utilities Board, Water, Revenue Bonds, AMBAC, 3.800%, 8/1/2017 NR/WR; Call 8/1/2015	185,000	192,698

		3,144,163
Alaska - 0.3%
Alaska International Airports System, Airport, Revenue Bonds, NATL-RE, 5.000%, 10/1/2026 A/Aa3; Call 10/1/2016	1,000,000	1,030,490
Alaska Student Loan Corp., Student Loan, Revenue Bonds, Guaranteed Student Loans, 5.000%, 6/1/2018 AAA/NR; Call 6/1/2015 (9)	270,000	281,345

		1,311,835
Arizona - 4.0%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2020 A+/NR; Call 1/1/2017	900,000	957,087
Arizona School Facilities Board, General, Certificate of Participation, 5.750%, 9/1/2019 A+/A1; Call 9/1/2018	690,000	767,749
Arizona State University, Higher Education, Revenue Bonds, 6.250%, 7/1/2028 AA-/A1; Call 7/1/2018	500,000	566,960
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2022 A-/A2; Call 7/1/2020	205,000	215,504
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2023 A-/A2; Call 7/1/2020	265,000	277,519
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2024 A-/A2; Call 7/1/2020	80,000	83,082
City of Goodyear, Utilities, Revenue Bonds, 5.125%, 7/1/2025 A-/A2; Call 7/1/2020	345,000	359,435
City of Sedona, General, Revenue Bonds, NATL-RE, 5.000%, 7/1/2012 A/Baa1	250,000	263,027
Gila County Unified School District No. 10-Payson, School District, GO UT, 5.000%, 7/1/2019 NR/Aa3; Call 7/1/2018 (4)	500,000	557,630
Gila County Unified School District No. 10-Payson, School District, GO UT, 5.000%, 7/1/2020 NR/Aa3; Call 7/1/2018 (4)	600,000	658,596
Glendale Industrial Development Authority, Development, Revenue Bonds, 5.000%, 5/15/2035 A-/NR; Call 5/15/2020	500,000	478,240
Maricopa County Elementary School District No. 28-Kyrene Elementary, School District, GO UT, MBIA, 5.000%, 7/1/2013 NR/Aa1	125,000	137,221
Maricopa County Elementary School District No. 8-Osborn, School District, GO UT, 6.000%, 7/1/2024 A/NR; Call 7/1/2016	300,000	329,619
Maricopa County Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 7/1/2016 A/A2; Call 1/1/2011	90,000	90,139
Maricopa County Industrial Development Authority, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call 9/1/2016 (4) (9)	10,948	11,020
Phoenix Civic Improvement Corp., Airport, Revenue Bonds, 5.000%, 7/1/2020 AA-/Aa3; Call 7/1/2018	600,000	658,182
Phoenix Civic Improvement Corp., District, General, Revenue Bonds, MBIA, 0.000%, 7/1/2013 AA/Aa3	1,145,000	990,574

Phoenix Civic Improvement Corp., General, Revenue Bonds, NATL-RE FGIC, 0.000%, 7/1/2013 AA/Aa3	320,000	289,165
Phoenix Civic Improvement Corp., Water, Revenue Bonds, MBIA, 5.250%, 7/1/2016 AAA/Aa2	135,000	158,201
Pima County Industrial Development Authority, Development, Revenue Bonds, 5.250%, 7/1/2031 AA/Aa3; Call 7/1/2019	1,700,000	1,728,101
Pima County Industrial Development Authority, Education, Revenue Bonds, 6.375%, 7/1/2028 NR/Baa3; Call 7/1/2018	320,000	315,824
Pinal County Elementary School District No. 4 Casa Grande Elementary, School District, GO UT, NATL-RE, 4.000%, 7/1/2016 NR/A1	215,000	228,691
Rio Nuevo Multipurpose Facilities District, General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/15/2015 AA+/Aa3	1,075,000	1,173,803
Scottsdale Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 9/1/2018 A-/A3	250,000	267,870
Scottsdale Industrial Development Authority, Medical, Revenue Bonds, 5.250%, 9/1/2030 A-/A3; Call 9/1/2013	435,000	437,058
State of Arizona, General, Certificate of Participation, AGM, 5.250%, 10/1/2024 AA+/Aa3; Call 10/1/2019	2,000,000	2,127,640
University Medical Center Corp., Medical, Revenue Bonds, 6.250%, 7/1/2029 BBB+/Baa1; Call 7/1/2019	160,000	169,006
University Medical Center Corp., Medical, Revenue Bonds, GO, 5.250%, 7/1/2014 BBB+/Baa1	500,000	530,035
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2023 A+/A1; Call 7/1/2017	1,950,000	2,044,497
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2025 A+/A1; Call 7/1/2017	1,000,000	1,035,650

		17,907,125
Arkansas - 0.4%
Conway Health Facilities Board, Medical, Revenue Bonds, 5.000%, 8/1/2018 BBB+/NR	885,000	935,675
County of Pulaski, Medical, Revenue Bonds, AGM, 4.000%, 3/1/2022 AA+/Aa3; Call 3/1/2020	1,000,000	976,030

		1,911,705
California - 6.3%
ABC Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2021 A+/Baa1	500,000	525,175
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.500%, 10/1/2015 NR/WR	350,000	362,730
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 5.750%, 2/1/2039 A/A1; Call 2/1/2015	600,000	621,912
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 6.250%, 2/1/2039 A/A1; Call 2/1/2015	450,000	476,573
California Pollution Control Financing Authority, Pollution, Revenue Bonds, FGIC, 4.750%, 12/1/2023 BBB+/A3; Call 6/1/2017 (9)	630,000	618,622
California Statewide Communities Development Authority, Medical, Revenue Bonds, 5.000%, 8/15/2021 A+/A1; Call 8/15/2016	80,000	82,229
Cawelo Water District, General, Certificate of Participation, CIFG, 4.125%, 5/1/2020 NR/WR; Call 5/1/2017	500,000	477,220
Cayucos Elementary School District, School District, GO UT, XLCA, 0.000%, 8/1/2016 A+/WR; Call 8/1/2015	110,000	88,641
Cayucos Elementary School District, School District, GO UT, XLCA, 0.000%, 8/1/2017 A+/WR; Call 8/1/2015	155,000	116,673
Chabot-Las Positas Community College District, General Obligation, GO UT, AMBAC, 5.000%, 8/1/2031 AA-/Aa1; Call 8/1/2016	1,645,000	1,667,553
City & County of San Francisco, General Obligation, GO UT, 4.625%, 6/15/2030 AA/Aa2; Call 6/15/2015	350,000	350,490
Delhi Unified School District, School District, GO UT, AMBAC, 0.000%, 8/1/2019 NR/WR	645,000	407,601
El Rancho Unified School District, School District, GO UT, AMBAC, 0.000%, 11/1/2017 NR/A1	245,000	182,341
Fontana Unified School District, School District, GO UT, 0.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,447,620
Fresno Unified School District, School District, GO UT, MBIA, 5.300%, 2/1/2014 A+/Baa1	290,000	315,630
Fresno Unified School District, School District, GO UT, MBIA, 5.800%, 2/1/2014 A+/Baa1	125,000	137,939
Fresno Unified School District, School District, GO UT, MBIA, 6.000%, 8/1/2026 A+/Baa1	1,400,000	1,514,450
Hueneme Elementary School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2015 A/WR	205,000	185,295
Hueneme Elementary School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2017 A/WR	210,000	159,524
Imperial Community College District, General Obligation, GO UT, Assured Guaranty Corp., 0.000%, 8/1/2028 AA+/NR	330,000	166,247
Jurupa Community Services District, Facilities, Certificate of Participation, 5.000%, 9/1/2029 AA-/NR; Call 9/1/2020	375,000	380,171
Lake Tahoe Unified School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2016 A+/Aa3	575,000	474,300

Lake Tahoe Unified School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2017 A+/Aa3	650,000	506,837
Lakeside Union School District/San Diego County, School District, GO UT, Assured Guaranty Corp., 0.000%, 9/1/2027 AA+/NR	295,000	110,342
Los Angeles Community College District, General Obligation, GO UT, NATL-RE FGIC, 5.000%, 8/1/2032 AA/Aa1; Call 8/1/2017	475,000	480,600
Los Angeles Unified School District, School District, GO UT, 5.000%, 7/1/2024 AA-/Aa2; Call 7/1/2019	225,000	237,348
Los Angeles Unified School District, School District, GO UT, 5.200%, 7/1/2029 AA-/Aa2; Call 7/1/2019	480,000	498,139
Murrieta Valley Unified School District Public Financing Authority, School District, GO UT, NATL-RE FGIC, 0.000%, 9/1/2020 A+/Aa2	500,000	311,370
Oxnard School District, School District, GO UT, MBIA, 5.750%, 8/1/2022 A+/Baa1; Call 2/1/2022	100,000	109,671
Pajaro Valley Unified School District, School District, GO UT, AGM, 0.000%, 8/1/2027 AA+/Aa2	2,220,000	821,067
Pajaro Valley Unified School District, School District, GO UT, AGM, 0.000%, 8/1/2028 AA+/Aa2	2,750,000	941,847
Palo Alto Unified School District, School District, GO UT, 0.000%, 8/1/2017 AAA/Aa1	490,000	394,269
Pioneer Union Elementary School District, General, Certificate of Participation, NATL-RE, 5.000%, 8/1/2021 A+/Baa1; Call 8/1/2016	315,000	342,878
Pleasant Valley School District-Ventura County, School District, GO UT, MBIA, 5.850%, 2/1/2020 A+/Baa1	50,000	55,455
Pomona Unified School District, School District, GO UT, MBIA, 6.550%, 8/1/2029 A/Baa1	200,000	224,746
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2014 NR/A1	230,000	246,714
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2015 NR/A1	310,000	333,625
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2026 AA/NR	135,000	53,895
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2027 AA/NR	365,000	133,908
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2029 AA/NR	335,000	106,044
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2031 AA/NR	470,000	129,175
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2033 AA/NR	575,000	137,632
Santa Monica Community College District, General Obligation, GO UT, NATL-RE, 0.000%, 8/1/2017 AA/Aa1; Call 8/1/2015	775,000	583,327
Semitropic Improvement District, Water, Revenue Bonds, XLCA, 4.250%, 12/1/2022 AA/WR; Call 12/1/2016	50,000	48,535
Semitropic Improvement District, Water, Revenue Bonds, XLCA, 5.500%, 12/1/2022 AA/WR; Call 12/1/2014	655,000	711,834
Sierra View Local Health Care District, Medical, Revenue Bonds, 3.800%, 7/1/2017 NR/NR	370,000	366,592
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.700%, 7/1/2016 NR/NR	250,000	260,440
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.875%, 7/1/2018 NR/NR; Call 7/1/2017	650,000	660,393
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2022 NR/NR; Call 7/1/2017	1,000,000	1,025,090
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2023 NR/NR; Call 7/1/2017	250,000	254,158
Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call 1/1/2011	400,000	400,644
Tahoe Forest Hospital District, General Obligation, GO UT, 5.500%, 8/1/2027 NR/Aa3; Call 8/1/2018	1,345,000	1,419,661
Tahoe Forest Hospital District, General Obligation, GO UT, 5.500%, 8/1/2035 NR/Aa3; Call 8/1/2018	1,000,000	1,032,710
Twin Rivers Unified School District, School District, GO UT, 0.000%, 4/1/2014 A+/SP-1+/NR	1,100,000	994,917
University of California, Higher Education, Revenue Bonds, AGM, 5.000%, 5/15/2018 AA+/Aa1; Call 5/15/2013	250,000	272,618
Vallejo City Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2013 A/Baa1	100,000	102,525
Vallejo City Unified School District, School District, GO UT, MBIA, 5.400%, 2/1/2015 A/Baa1	275,000	285,761
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2017 A/Baa1	60,000	63,284
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2018 A/Baa1	50,000	52,158
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2018 A/Baa1	350,000	364,844
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2025 A/Baa1	725,000	707,107
Walnut Creek Elementary School District Contra Costa County, School District, GO UT, 0.000%, 9/1/2022 AA/NR	1,160,000	639,148
Walnut Creek Elementary School District Contra Costa County, School District, GO UT, 0.000%, 9/1/2023 AA/NR	1,560,000	800,935

Yosemite Community College District, General Obligation, GO UT, 0.000%, 8/1/2031 AA-/Aa2	1,400,000	362,348

		28,343,527
Colorado — 3.3%
Arapahoe County Water & Wastewater Public Improvement District, General Obligation, GO UT, NATL-RE, 5.750%, 12/1/2016 A/Baa1; Call 12/1/2012	155,000	168,119
City & County of Denver, Airport, Revenue Bonds, XLCA, 5.000%, 11/15/2023 A+/A1; Call 11/15/2015	1,390,000	1,456,915
City of Colorado Springs, Utilities, Revenue Bonds, 4.625%, 11/15/2033 AA/Aa2; Call 11/15/2019	150,000	150,926
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.000%, 4/1/2021 NR/Baa2; Call 4/1/2011	225,000	225,270
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.250%, 3/1/2040 A/NR; Call 3/1/2020	2,000,000	2,149,360
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 7.400%, 12/1/2038 A/NR; Call 12/1/2018	500,000	576,505
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, XLCA, 5.250%, 6/1/2024 A/Baa3; Call 6/1/2014	750,000	756,660
Colorado Health Facilities Authority, Medical, Revenue Bonds, 5.125%, 11/15/2020 AA-/Aa3; Call 11/15/2016 (4)	555,000	588,966
Colorado Health Facilities Authority, Medical, Revenue Bonds, 5.125%, 11/15/2022 AA-/Aa3; Call 11/15/2016 (4)	225,000	235,130
Colorado Health Facilities Authority, Medical, Revenue Bonds, RADIAN, 5.000%, 5/15/2014 BBB/NR	570,000	588,189
Colorado Higher Education, General, Certificate of Participation, 5.500%, 11/1/2027 NR/Aa2; Call 11/1/2018	55,000	68,066
Colorado Higher Education, General, Certificate of Participation, 5.500%, 11/1/2027 AA-e/Aa2; Call 11/1/2018	145,000	154,854
County of Boulder, Medical, Revenue Bonds, RADIAN, 5.300%, 12/1/2010 BBB-/Baa2	125,000	125,000
County of Pueblo, Pollution, Revenue Bonds, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call 1/1/2011	750,000	750,487
Denver Health & Hospital Authority, Medical, Revenue Bonds, 5.500%, 12/1/2019 BBB/NR	1,195,000	1,252,850
Denver Urban Renewal Authority, General, Tax Allocation, 5.000%, 12/1/2025 NR/Aa3; Call 12/1/2015	1,350,000	1,397,587
Dove Valley Metropolitan District, Development, GO UT, AGM, 5.000%, 11/1/2025 AA+/Aa3; Call 11/1/2015	2,000,000	2,082,880
Fronterra Village Metropolitan District, Development, GO, CIFG, 4.250%, 12/1/2017 NR/WR; Call 12/1/2016	125,000	114,800
Moffat County School District No. Re001 Craig, School District, GO UT, AGM, 5.250%, 12/1/2027 NR/Aa2; Call 12/1/2017	500,000	541,930
Public Authority for Colorado Energy, General, Revenue Bonds, 5.750%, 11/15/2018 A/A2	735,000	775,704
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2014 NR/WR; Call 12/1/2013	150,000	157,871
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2016 NR/WR; Call 12/1/2013	250,000	258,772
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2017 NR/WR; Call 12/1/2013	50,000	51,327
Southlands Metropolitan District No. 1, Development, GO, RADIAN, 4.750%, 12/1/2027 NR/WR; Call 12/1/2017	100,000	83,056
Tower Metropolitan District, Development, GO UT, RADIAN, 4.000%, 12/1/2020 NR/WR; Call 12/1/2015	100,000	87,600

		14,798,824
Connecticut - 0.2%
Connecticut Housing Finance Authority, Housing, Revenue Bonds, 5.550%, 11/15/2027 AAA/Aaa; Call 5/15/2018 (9)	195,000	199,286
State of Connecticut, General, Revenue Bonds, 4.250%, 2/1/2015 AA/Aa3	750,000	828,728

		1,028,014
Delaware - 0.1%
Delaware State Housing Authority, Single Family Housing, Revenue Bonds, 5.000%, 1/1/2026 NR/Aa1; Call 7/1/2019 (9)	340,000	347,120
District of Columbia - 0.1%
District of Columbia, General Obligation, GO UT, AGM, 5.000%, 6/1/2022 AA+/Aa2; Call 12/1/2017	250,000	268,750
Florida - 8.6%
Alachua County Health Facilities Authority, Medical, Revenue Bonds, 6.500%, 12/1/2019 A/A2; Call 12/1/2018	75,000	83,963
Citizens Property Insurance Corp., General, Revenue Bonds, 5.000%, 6/1/2016 A+/A2	700,000	733,866
Citizens Property Insurance Corp., General, Revenue Bonds, AGM, 5.000%, 6/1/2017 AA+/Aa3	1,000,000	1,049,120

Citizens Property Insurance Corp., General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 6/1/2016 AA+/Aa3	400,000	427,896
Citizens Property Insurance Corp., General, Revenue Bonds, GO, 5.000%, 6/1/2011 A+/A2	600,000	612,138
City of Cape Coral, Water, Revenue Bonds, AMBAC, 3.700%, 10/1/2013 BBB+/A1	200,000	208,904
City of Gainesville, General, Revenue Bonds, AMBAC, 5.500%, 8/1/2017 NR/A2	1,000,000	1,109,090
City of Gulf Breeze, Facilities, Revenue Bonds, 3.000%, 12/1/2012 NR/NR; Call 5/1/2011 (4) (5)	4,485,000	4,472,935
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2023 A+/Aa3; Call 12/1/2020	2,000,000	2,097,840
City of Gulf Breeze, General, Revenue Bonds, FGIC, 6.050%, 12/1/2013 NR/NR/WR; Call 1/1/2011 (4)	1,475,000	1,480,752
City of Lake City, Utilities, Revenue Bonds, AGM, 4.125%, 7/1/2028 AA+/Aa3; Call 7/1/2020	425,000	394,489
City of Sunrise, Utilities, Revenue Bonds, AMBAC, 5.500%, 10/1/2015 AA-/WR	125,000	140,331
City of Tampa, General, Revenue Bonds, AMBAC, 0.000%, 4/1/2017 NR/Aa3	240,000	190,190
County of Brevard, General Obligation, GO, AMBAC, 5.000%, 7/1/2015 NR/WR	500,000	517,960
County of Brevard, General Obligation, GO, AMBAC, 5.000%, 7/1/2016 NR/WR	1,275,000	1,315,609
County of Miami-Dade, Airport, Revenue Bonds, Assured Guaranty Corp., 5.000%, 10/1/2029 AA+/Aa3; Call 10/1/2019	400,000	402,240
County of Miami-Dade, Airport, Revenue Bonds, Assured Guaranty Corp., 5.500%, 10/1/2024 AA+/Aa3; Call 10/1/2018 (9)	1,500,000	1,545,045
County of Miami-Dade, General Obligation, GO UT, NATL-RE, 5.125%, 10/1/2021 A/Aa2; Call 1/1/2011	300,000	300,909
County of Miami-Dade, Transportation, Revenue Bonds, 5.500%, 10/1/2026 A-/A2; Call 10/1/2020	2,500,000	2,637,675
County of Miami-Dade, Utilities, Revenue Bonds, 5.000%, 10/1/2028 A+/Aa2; Call 10/1/2020	2,000,000	2,106,220
County of Miami-Dade, Water, Revenue Bonds, BHAC, 6.000%, 10/1/2023 AA+/Aa1; Call 10/1/2018	1,000,000	1,171,320
County of Polk, General, Revenue Bonds, NATL-RE, 5.000%, 12/1/2016 A+/Baa1	625,000	681,650
Emerald Coast Utilities Authority, Water, Revenue Bonds, NATL-RE FGIC, 5.250%, 1/1/2026 A/WR; Call 1/1/2016	1,000,000	1,025,910
Florida Housing Finance Corp., Housing, Revenue Bonds, GNMA/FHLMC/FNMA, 5.000%, 7/1/2028 NR/Aaa; Call 1/1/2020	1,000,000	1,091,670
Florida Housing Finance Corp., Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.250%, 7/1/2028 AA+/Aa1; Call 1/1/2018	840,000	861,865
Florida Housing Finance Corp., Single Family Housing, Revenue Bonds, 5.000%, 7/1/2034 AA+/Aa1; Call 7/1/2012 (9)	200,000	200,818
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2013 AA-/Aa3	500,000	533,720
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2014 AA-/Aa3	600,000	648,882
Florida Municipal Power Agency, Power, Revenue Bonds, 5.500%, 10/1/2019 NR/A1	250,000	283,413
Florida State Board of Education, Education, Revenue Bonds, MBIA, 5.000%, 7/1/2019 AAA/A1; Call 7/1/2012	2,000,000	2,159,120
Florida State Department of Transportation, Transportation, Revenue Bonds, FSA, 4.750%, 7/1/2022 AA+/Aa3; Call 7/1/2014	1,500,000	1,564,935
Fort Pierce, General, Revenue Bonds, Assured Guaranty Corp., 5.875%, 9/1/2028 AA+/Aa3; Call 9/1/2018	500,000	536,050
Greater Orlando Aviation Authority, Airport, Revenue Bonds, FSA, 5.000%, 10/1/2019 AA+/Aa3; Call 10/1/2017 (9)	200,000	212,820
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 6.100%, 11/15/2013 AA-/Aa3 (4)	750,000	841,238
Hillsborough County Aviation Authority, Airport, Revenue Bonds, NATL-RE, 5.000%, 10/1/2015 A+/Aa3	200,000	222,696
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, 5.650%, 5/15/2018 BBB/Baa1 (4)	500,000	553,670
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, AMBAC, 5.000%, 3/15/2012 BBB/Baa1 (4)	875,000	906,474
Miami Health Facilities Authority, Medical, Revenue Bonds, 4.500%, 11/15/2014 A/A1; Call 11/15/2013	570,000	610,282
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 10/1/2035 A/A2; Call 10/1/2018	300,000	288,315
Polk County Housing Finance Authority, Multi-Family Housing, Revenue Bonds, GNMA, 5.000%, 9/1/2029 NR/Aaa; Call 8/1/2020	150,000	153,804
Port St. Lucie Community Redevelopment Agency, General, Tax Allocation, NATL-RE, 4.000%, 1/1/2015 A+/Baa1; Call 1/1/2014	200,000	210,104
Port St. Lucie, General, Certificate of Participation, Assured Guaranty Corp., 6.250%, 9/1/2027 AA+/Aa3; Call 9/1/2018	500,000	542,685
Putnam County Development Authority, Power, Revenue Bonds, AMBAC, 5.350%, 5/1/2018 A-/A3 (4)	445,000	465,457
St. Johns County School Board, General, Certificate of Participation, NATL-RE, 5.000%, 7/1/2018 A+/A1; Call 7/1/2016	150,000	159,509

Sunrise Excise Tax & Special Assessment, General, Revenue Bonds, NATL-RE, 0.000%, 10/1/2019 A/Baa1	480,000	311,726
Sunrise Excise Tax & Special Assessment, Utilities, Revenue Bonds, AMBAC, 5.500%, 10/1/2018 AA-/WR	575,000	686,337

		38,751,642
Georgia - 2.9%
City of Atlanta, Airport, Revenue Bonds, 5.000%, 1/1/2018 NR/A1	600,000	655,974
City of Atlanta, Water, Revenue Bonds, NATL-RE FGIC, 5.500%, 11/1/2022 A/A1	1,000,000	1,103,880
DeKalb County Hospital Authority, Medical, Revenue Bonds, 6.000%, 9/1/2030 NR/NR; Call 9/1/2020	500,000	502,875
East Point Building Authority, Water, Revenue Bonds, XLCA, 4.500%, 2/1/2025 NR/WR; Call 2/1/2016	500,000	418,525
East Point Building Authority, Water, Revenue Bonds, XLCA, 5.000%, 2/1/2017 NR/WR	575,000	574,356
Gainesville & Hall County Hospital Authority, Medical, Revenue Bonds, 4.000%, 2/15/2020 A-/NR	805,000	769,057
Gainesville & Hall County Hospital Authority, Medical, Revenue Bonds, CNTY GTD, 4.750%, 2/15/2030 A+/NR; Call 2/15/2020	2,000,000	1,891,360
Georgia Higher Education Facilities Authority, Education, Revenue Bonds, Assured Guaranty Corp., 5.000%, 6/15/2038 AA+/Aa3; Call 6/15/2020	200,000	196,474
Main Street Natural Gas, Inc., General, Revenue Bonds, 5.250%, 9/15/2018 A/A2	250,000	258,365
Medical Center Hospital Authority, Medical, Revenue Bonds, AGC, 6.500%, 8/1/2038 AA+/NR; Call 8/1/2018	250,000	269,318
Medical Center Hospital Authority, Medical, Revenue Bonds, AGM, 4.125%, 8/1/2024 AA+/Aa3; Call 8/1/2020	250,000	235,615
Medical Center Hospital Authority, Medical, Revenue Bonds, AGM, 4.250%, 8/1/2025 AA+/Aa3; Call 8/1/2020	1,220,000	1,158,512
Medical Center Hospital Authority, Medical, Revenue Bonds, AGM, 4.750%, 8/1/2032 AA+/Aa3; Call 8/1/2020	250,000	237,333
Municipal Electric Authority of Georgia, Power, Revenue Bonds, 4.375%, 11/1/2029 A/A1; Call 11/1/2020	430,000	408,461
Municipal Electric Authority of Georgia, Power, Revenue Bonds, 5.750%, 1/1/2019 A/A2; Call 7/1/2018	1,215,000	1,401,660
Richmond County Hospital Authority, General, Revenue Bonds, 5.250%, 1/1/2029 A+/A1; Call 1/1/2019	1,150,000	1,129,024
Richmond County Hospital Authority, General, Revenue Bonds, 5.375%, 1/1/2029 A+/A1; Call 1/1/2019	940,000	930,844
South Georgia Governmental Services Authority, Development, Revenue Bonds, MBIA, 5.000%, 1/1/2020 A/WR; Call 1/1/2014	300,000	315,789
Spalding County, Water, Revenue Bonds, 6.125%, 9/1/2028 NR/Aa3; Call 9/1/2018	500,000	556,395

		13,013,817
Hawaii - 0.3%
City & County of Honolulu, Water, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/1/2024 AA/Aa2; Call 7/1/2015	1,000,000	1,064,220
Hawaii State Department of Budget & Finance, Power, Revenue Bonds, NATL-RE, 4.950%, 4/1/2012 A/Baa1	450,000	468,140

		1,532,360
Idaho - 1.1%
Boise-Kuna Irrigation District, Power, Revenue Bonds, 5.875%, 6/1/2022 NR/A3; Call 6/1/2018	200,000	216,538
Boise-Kuna Irrigation District, Power, Revenue Bonds, 7.375%, 6/1/2034 NR/A3; Call 6/1/2018	340,000	377,624
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.150%, 7/1/2022 NR/Aa3; Call 1/1/2013 (9)	515,000	519,821
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.150%, 7/1/2023 NR/Aa3; Call 7/1/2012 (9)	190,000	190,935
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.500%, 1/1/2021 NR/Aa3; Call 7/1/2011 (9)	155,000	155,640
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.500%, 7/1/2021 NR/Aa3; Call 1/1/2012 (9)	90,000	90,536
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.550%, 7/1/2021 NR/Aa3; Call 1/1/2012 (9)	280,000	287,834
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.600%, 7/1/2021 NR/Aa3; Call 1/1/2012 (9)	265,000	267,300
University of Idaho, Higher Education, Revenue Bonds, 5.250%, 4/1/2021 A+/Aa3 (4) (5)	2,500,000	2,701,325

		4,807,553
Illinois - 10.1%
Bryant, Development, Revenue Bonds, 5.900%, 8/1/2023 BBB+/Baa1; Call 1/1/2011	680,000	682,026

Chicago Public Building Commission Building, Facilities, Revenue Bonds, AMBAC, 5.000%, 3/1/2017 A/A1	115,000	125,133
Chicago Transit Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 5.250%, 6/1/2022 AA+/Aa3; Call 6/1/2018	1,500,000	1,593,435
City of Chicago, Airport, Revenue Bonds, NATL-RE, 5.250%, 1/1/2024 A/A1; Call 1/1/2016	2,025,000	2,106,223
City of Chicago, General Obligation, GO UT, NATL-RE, 0.000%, 1/1/2020 A+/Aa3; Call 1/1/2016	1,000,000	1,090,460
City of Quincy, Medical, Revenue Bonds, 5.000%, 11/15/2012 A-/A3	185,000	191,704
City of Springfield, Power, Revenue Bonds, NATL-RE, 5.000%, 3/1/2022 AA-/Aa3; Call 3/1/2017	3,500,000	3,683,610
Cook County Community High School District No. 219-Niles Township, School District, GO UT, FSA, 5.000%, 12/1/2025 AA+/Aa2; Call 12/1/2017	2,605,000	2,746,321
Cook County Community High School District No. 219-Niles Township, School District, GO UT, NATL-RE, 0.000%, 12/1/2020 NR/Baa1	35,000	22,151
Cook County School District No. 123-Oak Lawn, School District, GO UT, NATL-RE, 0.000%, 12/1/2019 A/A1	1,440,000	955,714
Cook County School District No. 130 Blue Island, School District, GO, XLCA, 4.250%, 6/1/2013 NR/WR	500,000	522,885
Cook County School District No. 159 Matteson-Richton Park, School District, GO UT, FSA, 0.000%, 12/1/2016 NR/Aa3	300,000	242,805
County of St. Clair, General Obligation, GO UT, 5.250%, 10/1/2027 AA/Aa2; Call 10/1/2019	900,000	964,935
Des Plaines Valley Public Library District, Facilities, GO UT, 5.500%, 1/1/2030 AA-/NR; Call 1/1/2020	2,000,000	2,149,160
Du Page County School District No. 12 Roselle, School District, GO UT, NATL-RE, 5.000%, 1/1/2016 NR/Baa1	440,000	484,638
Illinois Finance Authority, General, Revenue Bonds, 5.250%, 3/1/2019 A+/A1	250,000	277,680
Illinois Finance Authority, Medical, Revenue Bonds, 5.250%, 11/15/2022 A/A3; Call 11/15/2017	250,000	253,332
Illinois Finance Authority, Medical, Revenue Bonds, 5.750%, 11/15/2033 A/A3; Call 11/15/2017	960,000	939,619
Illinois Finance Authority, Medical, Revenue Bonds, 7.125%, 11/15/2037 A/A3; Call 5/15/2019	530,000	568,685
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 6.250%, 2/1/2033 A+/A2; Call 2/1/2018	75,000	77,927
Illinois Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 5.250%, 8/15/2019 AA+/NR	250,000	268,007
Illinois Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.125%, 11/15/2018 A/A2; Call 1/1/2011	250,000	250,065
Illinois Finance Authority, Utilities, Revenue Bonds, BHAC, 4.875%, 11/1/2018 AAA/Aaa; Call 11/1/2013 (4) (9)	2,255,000	2,242,485
Illinois Municipal Electric Agency, Power, Revenue Bonds, MBIA, 5.250%, 2/1/2019 A+/A1; Call 2/1/2017	1,000,000	1,089,820
Illinois Municipal Electric Agency, Power, Revenue Bonds, NATL-RE FGIC, 5.250%, 2/1/2024 A+/A1; Call 2/1/2017	1,000,000	1,049,780
Kendall, Kane & Will Counties High School District No. 18, School District, GO UT, FSA, 5.250%, 10/1/2016 NR/Aa2; Call 10/1/2014	925,000	1,042,873
La Salle & Grundy Counties Township High School District No. 160 Seneca, School District, GO, 5.500%, 2/1/2030 A+/NR; Call 2/10/2011	1,000,000	1,006,820
Lake County Community Consolidated School District No. 46-Grayslake, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2018 AA+/WR	275,000	201,471
Lake County Community High School District No. 117 Antioch, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2019 NR/WR	100,000	64,190
Lake County Community Unit School District No. 116 Round Lake, School District, GO UT, XLCA, 4.500%, 1/15/2018 NR/A1; Call 1/15/2015	500,000	513,010
Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2026 NR/WR	525,000	166,913
Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2028 NR/WR	335,000	89,639
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2013 NR/WR	200,000	184,374
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2021 NR/WR	300,000	156,063
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2023 NR/WR	100,000	44,282
McHenry & Kane Counties Community Consolidated School District 158, School District, GO UT, NATL-RE, 0.000%, 1/1/2015 NR/Baa1	100,000	86,737
McHenry & Kane Counties Community Consolidated School District 158, School District, GO UT, NATL-RE, 0.000%, 1/1/2017 NR/Baa1	210,000	164,191
Northern Illinois Municipal Power Agency, Power, Revenue Bonds, NATL-RE, 5.000%, 1/1/2020 NR/A2; Call 1/1/2018	1,500,000	1,597,335
Rock Island County Metropolitan Airport Authority, General Obligation, GO UT, Assured Guaranty Corp., 5.000%, 12/1/2019 AA+/Aa3 (9)	1,040,000	1,053,530

Rock Island County Metropolitan Airport Authority, General Obligation, GO UT, Assured Guaranty Corp., 5.000%, 12/1/2020 AA+/Aa3 (9)	1,095,000	1,089,043
Rock Island County Metropolitan Airport Authority, General Obligation, GO UT, Assured Guaranty Corp., 5.000%, 12/1/2021 AA+/Aa3 (9)	815,000	796,809
Sangamon Logan & Menard Counties Community Unit School District No. 15, School District, GO UT, FSA, 0.000%, 1/1/2016 NR/Aa3	650,000	555,165
Southern Illinois University, Higher Education, Revenue Bonds, NATL-RE, 0.000%, 4/1/2022 A/A2	100,000	55,967
St. Louis Regional Airport Authority, Airport, GO, 6.000%, 12/1/2024 A/NR; Call 12/1/2018 (9)	745,000	771,269
Stephenson County School District No. 145 Freeport, School District, GO, AMBAC, 0.000%, 1/1/2018 NR/A1	90,000	75,014
Stephenson County School District No. 145 Freeport, School District, GO, AMBAC, 0.000%, 1/1/2018 NR/A1	425,000	330,382
Stephenson-Jo Daviess Counties Community Unit School District No. 200, School District, GO UT, NATL-RE, 0.000%, 2/1/2016 NR/Baa1	535,000	415,882
University of Illinois, Higher Education, Revenue Bonds, AMBAC, 5.250%, 4/1/2013 AA-/Aa2	1,060,000	1,144,493
Village of Bolingbrook, General Obligation, GO UT, AGM, 5.000%, 1/1/2025 NR/Aa3; Call 1/1/2020	1,425,000	1,461,537
Village of Elwood, General Obligation, GO UT, RADIAN, 0.000%, 3/1/2026 A/WR; Call 3/1/2016	1,000,000	367,330
Village of Franklin Park, General Obligation, GO UT, AMBAC, 5.000%, 7/1/2016 NR/WR; Call 1/1/2014	1,065,000	1,080,719
Village of Hoffman Estates, General Obligation, GO UT, 5.250%, 12/1/2025 AA+/Aa1; Call 12/1/2018	175,000	192,479
Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2014 NR/WR	545,000	486,996
Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2015 NR/WR	345,000	292,964
Village of Maywood, General Obligation, GO UT, XLCA, 5.000%, 1/1/2021 NR/A1; Call 1/1/2015	385,000	397,293
Village of Melrose Park, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 12/15/2015 NR/WR	155,000	123,468
Village of Melrose Park, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 12/15/2019 NR/WR	40,000	25,854
Village of South Chicago Heights, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 11/1/2016 A/WR	505,000	413,272
Will County Community School District No. 161 Summit Hill, School District, GO UT, NATL-RE FGIC, 0.000%, 1/1/2017 NR/WR	750,000	570,907
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2021 A+/WR	200,000	117,682
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2022 A+/WR	250,000	137,863
Will County Community Unit School District No. 209-U Wilmington, School District, GO UT, NATL-RE, 5.750%, 1/1/2023 NR/Aa3; Call 1/1/2016	1,025,000	1,113,519
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2015 NR/WR	50,000	41,696
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2017 NR/WR	870,000	648,298
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2020 NR/WR	815,000	504,346
Will County Unit School District No. 200-U Beecher, School District, GO UT, AMBAC, 5.000%, 11/1/2018 NR/A1; Call 11/1/2015	740,000	786,576
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, General Obligation, GO UT, 5.750%, 6/1/2023 AA/NR; Call 6/1/2018	315,000	356,709
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, General Obligation, GO UT, 5.750%, 6/1/2028 AA/NR; Call 6/1/2018	275,000	301,609

		45,605,169
Indiana - 4.4%
Anderson School Building Corp., School District, Revenue Bonds, AMBAC, 5.000%, 7/15/2026 AA+/NR; Call 1/15/2016	680,000	699,108
Brownsburg Redevelopment Authority, General, Tax Allocation, 2.000%, 8/1/2012 AA-/NR	95,000	96,120
Carmel Redevelopment Authority, General, Revenue Bonds, 5.000%, 7/1/2023 AA-/Aa2; Call 7/1/2020	350,000	376,170
Carmel Redevelopment Authority, General, Revenue Bonds, NATL-RE, 5.000%, 7/1/2021 AA-/Aa2; Call 7/1/2016	200,000	211,338
City of Greenwood, Utilities, Revenue Bonds, 4.000%, 10/1/2017 BBB+/NR	225,000	222,343
City of Greenwood, Utilities, Revenue Bonds, 4.000%, 10/1/2018 BBB+/NR	25,000	24,505
City of Greenwood, Utilities, Revenue Bonds, 4.250%, 10/1/2020 BBB+/NR; Call 10/1/2018	820,000	800,000
City of Greenwood, Utilities, Revenue Bonds, 4.300%, 10/1/2022 BBB+/NR; Call 10/1/2018	875,000	848,881
City of Greenwood, Utilities, Revenue Bonds, 4.625%, 10/1/2024 BBB+/NR; Call 10/1/2018	520,000	503,693

County of St. Joseph, Nursing Homes, Revenue Bonds, 3.280%, 9/1/2017 A-/A-2/NR; Call 12/1/2010 (4)	80,000	80,000
Decatur County Hospital Association, General Obligation, Revenue Bonds, AMBAC, 5.000%, 7/15/2015 A+/WR; Call 1/15/2012	220,000	224,572
Dyer Redevelopment Authority Economic Development Lease Rent, General Obligation, Revenue Bonds, CIFG, 5.250%, 7/15/2021 A+/WR; Call 7/15/2015	400,000	419,836
Dyer Redevelopment Authority, General Obligation, Revenue Bonds, CIFG, 5.250%, 7/15/2023 A+/WR; Call 7/15/2015	1,225,000	1,271,121
East Chicago Multi School Building Corp., School District, Revenue Bonds, State Aid Withholding, 6.000%, 7/15/2016 AA+/NR	670,000	793,695
Fishers Redevelopment District, General, Revenue Bonds, 5.125%, 7/15/2026 AA/NR; Call 1/15/2020	1,875,000	1,909,762
Fishers Redevelopment District, General, Revenue Bonds, 5.250%, 7/15/2023 AA/NR; Call 1/15/2020	1,605,000	1,691,670
Hendricks County Redevelopment District, Development, Tax Allocation, 6.000%, 1/1/2022 NR/Baa2; Call 1/1/2016	780,000	811,372
Indiana Development Finance Authority, Pollution, Revenue Bonds, 4.700%, 10/1/2015 BBB/NR; Call 10/1/2015 (4) (9)	550,000	585,090
Indiana Finance Authority, Education, Revenue Bonds, 6.000%, 10/1/2021 BBB-/NR; Call 10/1/2019	500,000	515,840
Indiana Finance Authority, Pollution, Revenue Bonds, AMBAC, 4.550%, 12/1/2024 BBB/A3; Call 12/1/2016	1,650,000	1,616,538
Indiana Finance Authority, Transportation, Revenue Bonds, AMBAC, 0.000%, 6/1/2018 AA+/Aa1	175,000	135,727
Indiana Municipal Power Agency, Power, Revenue Bonds, 5.250%, 1/1/2024 A+/A1; Call 1/1/2019	500,000	534,220
Indianapolis Airport Authority, Airport, Revenue Bonds, 4.000%, 1/1/2020 A/A1	255,000	256,928
Indianapolis Airport Authority, Airport, Revenue Bonds, 4.000%, 1/1/2021 A/A1; Call 1/1/2020	150,000	149,013
Lake County Public Library District, General Obligation, GO UT, AMBAC, 4.500%, 8/1/2017 A/WR; Call 2/1/2014	1,000,000	1,062,590
Merrillville Multi-School Building Corp., School District, Revenue Bonds, NATL-RE, 0.000%, 1/15/2015 A/Baa1	750,000	631,282
Merrillville Multi-School Building Corp., School District, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/15/2024 A/WR; Call 7/15/2015	425,000	440,198
North Central Campus School Building Corp., School District, Revenue Bonds, AGM, 5.250%, 7/15/2022 AA+/Aa3; Call 7/15/2018	1,000,000	1,086,120
North Gibson Multi-School Building Corp., School District, Revenue Bonds, 5.000%, 7/15/2026 AA+/NR; Call 1/15/2020	1,000,000	1,064,710
Porter County Jail Building Corp., General Obligation, Revenue Bonds, AGM, 5.500%, 7/10/2021 AA+/Aa3	200,000	222,780
Rush County Elementary School Building Corp., School District, Revenue Bonds, State Aid Withholding, 5.250%, 7/15/2021 AA+/NR; Call 1/15/2019	565,000	625,059

		19,910,281
Iowa - 0.7%
Cedar Rapids Community School District, Education, Revenue Bonds, 5.000%, 7/1/2030 A/NR; Call 7/1/2019	1,650,000	1,657,937
Iowa Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038 AAA/Aaa; Call 1/1/2019	1,410,000	1,543,583

		3,201,520
Kansas - 0.9%
City of Salina, Medical, Revenue Bonds, 5.000%, 10/1/2018 NR/A1; Call 4/1/2016	350,000	373,545
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA, 5.250%, 11/1/2028 AA+/Aa2; Call 11/1/2018	350,000	374,507
Kansas Development Finance Authority, Medical, Revenue Bonds, 5.750%, 11/15/2034 AA-/Aa3; Call 11/15/2014	600,000	646,488
Miami County Unified School District No. 416, School District, GO UT, NATL-RE, 5.000%, 9/1/2019 A/Baa1; Call 9/1/2016	1,240,000	1,347,396
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call 6/1/2013 (9)	735,000	760,159
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.750%, 12/1/2037 NR/Aaa; Call 12/1/2015 (9)	190,000	192,246
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call 12/1/2014 (9)	550,000	567,231

		4,261,572
Kentucky - 0.7%
Kentucky Economic Development Finance Authority, Pollution, Revenue Bonds, 2.250%, 4/1/2031 BBBe/NR (4)	1,500,000	1,500,000

Kentucky Housing Corp., Housing, Revenue Bonds, 5.125%, 7/1/2025 AAA/Aaa; Call 1/1/2020 (9)	500,000	495,675
Kentucky Housing Corp., Single Family Housing, Revenue Bonds, FHA, 5.750%, 7/1/2039 AAA/Aaa; Call 1/1/2019	915,000	955,900
Kentucky State Property & Buildings Commission, Facilities, Revenue Bonds, MBIA, 5.000%, 8/1/2018 A+/Aa2	205,000	233,319

		3,184,894
Louisiana - 1.0%
City of New Orleans, General Obligation, GO UT, AMBAC, 0.000%, 9/1/2015 NR/A3	25,000	20,364
Louisiana Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027 NR/Aaa; Call 6/1/2020	1,250,000	1,319,413
Louisiana Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call 6/1/2018	1,415,000	1,522,526
Louisiana Public Facilities Authority, Development, Revenue Bonds, 7.000%, 12/1/2011 BBB/Baa2; Call 12/1/2011 (4)	500,000	524,290
Louisiana Public Facilities Authority, Facilities, Revenue Bonds, 2.875%, 11/1/2015 BBB+/A3e	1,000,000	997,490
State of Louisiana, General Obligation, GO UT, CIFG, 5.000%, 7/15/2017 AA-/Aa2; Call 7/15/2016	250,000	284,945

		4,669,028
Maryland - 0.1%
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 6.000%, 3/1/2041 NR/Aa2; Call 3/1/2016 (9)	150,000	160,070
Maryland Health & Higher Educational Facilities Authority, Medical, Revenue Bonds, 4.500%, 5/15/2032 A+/Aa3; Call 5/15/2020	400,000	387,676

		547,746
Massachusetts - 2.0%
Massachusetts Educational Financing Authority, Education, Revenue Bonds, 4.750%, 1/1/2016 AA/NR	500,000	540,915
Massachusetts Educational Financing Authority, Education, Revenue Bonds, 5.000%, 1/1/2017 AA/NR	650,000	708,143
Massachusetts Educational Financing Authority, Education, Revenue Bonds, 5.250%, 1/1/2019 AA/NR	1,000,000	1,096,740
Massachusetts Educational Financing Authority, Student Loan, Revenue Bonds, 4.000%, 1/1/2016 AA/NR	700,000	732,732
Massachusetts Educational Financing Authority, Student Loan, Revenue Bonds, 5.100%, 1/1/2018 AA/NR (9)	310,000	317,945
Massachusetts Health & Educational Facilities Authority, Higher Education, Revenue Bonds, 5.000%, 10/1/2020 A+/A2; Call 10/1/2017	500,000	541,700
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 7/1/2024 AA/Aa2; Call 7/1/2019	3,105,000	3,250,376
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, MBIA, 0.333%, 7/1/2018 A/A3; Call 12/7/2010 (4)	1,875,000	1,706,250
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 0.333%, 7/1/2017 A/A3; Call 12/1/2010 (4)	35,000	31,850

		8,926,651
Michigan - 5.0%
Allen Park Brownfield Redevelopment Authority, General Obligation, GO, AMBAC, 4.250%, 5/1/2016 BBB/WR	300,000	302,154
Battle Creek School District, School District, GO UT, AGM Q-SBLF, 5.250%, 5/1/2021 AA+/Aa2; Call 5/1/2017	1,125,000	1,219,669
Bay City School District, School District, GO UT, AGM Q-SBLF, 5.000%, 5/1/2025 AA+/Aa2; Call 5/1/2016	1,000,000	1,037,350
Berrien Springs Public Schools, School District, GO UT, NATL-RE, 4.250%, 5/1/2016 NR/Baa1; Call 5/1/2015	560,000	583,761
City of Detroit, General Obligation, GO UT, AGM, 5.000%, 4/1/2017 AA+/Aa3; Call 1/1/2011	50,000	50,142
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2016 A/Aa3 (4)	725,000	804,453
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.250%, 7/1/2022 A/Aa3; Call 7/1/2017 (4)	1,100,000	1,161,215
City of Warren, General Obligation, GO, NATL-RE, 4.200%, 10/1/2018 AA/Baa1; Call 10/1/2015	250,000	258,825
Cook & Thorburn Drain District, General Obligation, GO, 3.700%, 5/1/2021 AA+/NR; Call 5/1/2019	245,000	248,004
County of Ottawa, General Obligation, GO, NATL-RE, 5.000%, 8/1/2023 NR/Aaa; Call 8/1/2017	1,030,000	1,106,477
Detroit City School District, School District, GO UT, AMBAC Q-SBLF, 6.500%, 5/1/2011 NR/Aa3	200,000	203,828

East Grand Rapids Public School District, School District, GO UT, AGM Q-SBLF, 5.000%, 5/1/2019 AA+/Aa2; Call 5/1/2014	2,155,000	2,304,535
Ferndale Public Schools, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call 5/1/2014	485,000	504,070
Jackson County Hospital Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 4.500%, 6/1/2026 AA+/NR; Call 6/1/2020	1,180,000	1,064,419
Michigan Finance Authority, Education, Revenue Bonds, 3.000%, 6/1/2012 A-/NR	2,340,000	2,367,027
Michigan Public Educational Facilities Authority, Education, Revenue Bonds, 5.250%, 6/1/2015 BBB-/NR	250,000	252,787
Michigan Public Educational Facilities Authority, Education, Revenue Bonds, 6.000%, 6/1/2020 BBB-/NR	380,000	380,270
Michigan Public Power Agency, Power, Revenue Bonds, NATL-RE, 5.250%, 1/1/2014 AA/A1	150,000	165,045
Michigan Public Power Agency, Power, Revenue Bonds, NATL-RE, 5.250%, 1/1/2017 AA/A1	375,000	422,884
Michigan Strategic Fund, Pollution, Revenue Bonds, 2.800%, 12/1/2013 BBB/A-2/NR (4)	1,000,000	1,017,880
Pontiac, School District, GO, CIFG, 5.000%, 5/1/2017 A+/NR; Call 5/1/2016	300,000	316,998
Southgate Community School District, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call 5/1/2015	1,000,000	1,048,280
State of Michigan, Transportation, Revenue Bonds, FSA, 5.250%, 9/15/2021 AA+/Aa3; Call 9/15/2017	2,000,000	2,181,840
Warren Consolidated School District, School District, GO UT, FSA, 5.000%, 5/1/2015 AA+/Aa2	325,000	368,020
Wayland Union School District, School District, GO UT, AGM Q-SBLF, 5.250%, 5/1/2019 AA+/Aa2; Call 5/1/2018	400,000	442,584
Wayne State University, Higher Education, Revenue Bonds, AGM, 5.000%, 11/15/2025 AA+/Aa2; Call 11/15/2018	515,000	537,284
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 4.500%, 10/1/2014 A/Baa1 (9)	600,000	626,766
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 A/Baa1 (9)	600,000	633,282
Zeeland Public Schools, School District, GO UT, NATL-RE, 5.250%, 5/1/2020 A+/Aa3; Call 5/1/2014 (5)	300,000	319,713
Zeeland Public Schools, School District, GO UT, NATL-RE, 5.250%, 5/1/2021 A+/Aa3; Call 5/1/2014	650,000	684,755

		22,614,317
Minnesota - 0.8%
City of Minneapolis, Medical, Revenue Bonds, Assured Guaranty Corp., 6.500%, 11/15/2038 AA+/Aa3; Call 11/15/2018	950,000	1,029,553
City of Northfield, Medical, Revenue Bonds, 5.500%, 11/1/2015 BBB-/NR	900,000	958,797
City of Rochester, Medical, Revenue Bonds, 5.000%, 11/15/2038 AA-/Aa2; Call 5/15/2020	1,000,000	1,022,650
Minneapolis & St. Paul Housing & Redevelopment Authority, Medical, Revenue Bonds, 5.250%, 8/15/2025 A+/NR; Call 8/15/2020	275,000	285,568
Minnesota Higher Education Facilities Authority, Higher Education, Revenue Bonds, 4.750%, 10/1/2035 NR/A3; Call 10/1/2019	350,000	331,891

		3,628,459
Mississippi - 0.8%
Mississippi Home Corp., Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.125%, 12/1/2025 NR/Aaa; Call 6/1/2020 (5)	2,000,000	1,950,800
Mississippi Home Corp., Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call 6/1/2018	635,000	694,671
Rankin County School District, School District, GO UT, FSA, 5.000%, 10/1/2014 AA+/Aa3	730,000	818,031

		3,463,502
Missouri - 4.6%
Cass County, Medical, Revenue Bonds, 5.000%, 5/1/2015 NR/NR	450,000	465,440
City of Branson, General, Revenue Bonds, 4.250%, 1/1/2021 A/NR; Call 1/1/2016	1,180,000	1,165,675
City of Des Peres, General Obligation, GO UT, AMBAC, 5.250%, 2/1/2018 NR/WR; Call 2/1/2015	380,000	420,884
City of North Kansas City, Medical, Revenue Bonds, AMBAC, 4.750%, 11/15/2016 NR/WR; Call 1/1/2011	125,000	125,061
City of Sikeston, Utilities, Revenue Bonds, NATL-RE, 6.000%, 6/1/2015 A/Baa1	900,000	960,786
City of St. Louis, Airport, Revenue Bonds, AGM, 5.000%, 7/1/2020 AA+/Aa3; Call 7/1/2017	1,885,000	2,055,574
City of St. Louis, Airport, Revenue Bonds, NATL-RE, 4.000%, 7/1/2014 A/Baa1	75,000	75,421
Jackson County, General, Revenue Bonds, AMBAC, 5.000%, 12/1/2018 A+/Aa3; Call 12/1/2016	1,000,000	1,099,190
Kansas City Industrial Development Authority, Development, Revenue Bonds, 4.000%, 9/1/2014 NR/NR	1,115,000	1,128,101
Missouri Development Finance Board, General, Revenue Bonds, 6.000%, 4/1/2027 A/NR; Call 4/1/2013	650,000	663,488
Missouri Development Finance Board, General, Revenue Bonds, 6.750%, 4/1/2029 A/NR; Call 10/1/2013	200,000	210,018
Missouri Highway & Transportation Commission, Transportation, Revenue Bonds, 5.250%, 5/1/2021 AAA/Aa1; Call 5/1/2017	500,000	568,905

Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, 5.000%, 11/1/2027 AAA/NR; Call 11/1/2019	1,085,000	1,184,071
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA, 6.660%, 3/1/2034 AAA/NR; Call 3/1/2012 (9)	3,250,000	3,345,712
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/COLL, 5.200%, 9/1/2031 AAA/NR; Call 3/1/2019	245,000	253,105
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call 9/1/2017 (9)	165,000	175,839
Missouri State Environmental Improvement & Energy Resources Authority, Water, Revenue Bonds, 5.750%, 1/1/2029 NR/Aaa; Call 1/1/2019	750,000	865,545
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 2/15/2015 BBB+/NR	1,785,000	1,755,851
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.250%, 2/15/2016 BBB+/NR	390,000	381,393
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.500%, 2/15/2017 BBB+/NR	1,430,000	1,391,018
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.750%, 2/15/2018 BBB+/NR	1,000,000	968,610
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AGM, 5.000%, 11/15/2015 AA+/Aa3	750,000	830,512
Springfield Public Building Corp., Airport, Revenue Bonds, AMBAC, 5.000%, 7/1/2014 NR/Aa2 (9)	225,000	242,372
St. Louis Municipal Finance Corp., Facilities, Revenue Bonds, Assured Guaranty Corp., 0.000%, 7/15/2021 AA+/Aa3	800,000	462,912

		20,795,483
Montana - 1.2%
City of Billings, Airport, Revenue Bonds, 4.000%, 7/1/2024 NR/Baa2; Call 7/1/2020	100,000	99,790
City of Billings, Airport, Revenue Bonds, 4.000%, 7/1/2025 NR/Baa2; Call 7/1/2020	185,000	183,581
City of Billings, Airport, Revenue Bonds, 4.125%, 7/1/2017 NR/Baa2 (9)	500,000	501,275
City of Billings, Airport, Revenue Bonds, 4.500%, 7/1/2016 NR/Baa2 (9)	400,000	413,132
City of Billings, Airport, Revenue Bonds, 4.500%, 7/1/2018 NR/Baa2 (9)	400,000	401,516
County of Yellowstone, Medical, Revenue Bonds, 5.250%, 9/1/2034 AA/NR; Call 9/1/2017	1,400,000	1,496,488
Montana Facility Finance Authority, Medical, Revenue Bonds, 4.250%, 1/1/2022 AA/Aa3; Call 1/1/2020	500,000	506,000
Montana Facility Finance Authority, Medical, Revenue Bonds, 4.500%, 7/1/2030 NR/Aa3; Call 7/1/2020	600,000	593,052
Montana Facility Finance Authority, Medical, Revenue Bonds, 5.000%, 1/1/2035 AA/Aa3; Call 1/1/2020	500,000	495,830
Montana Facility Finance Authority, Medical, Revenue Bonds, 5.000%, 7/1/2036 NR/Aa3; Call 7/1/2020	850,000	828,410

		5,519,074
Nebraska - 0.2%
City of O’Neill, Medical, Revenue Bonds, 6.250%, 9/1/2012 NR/NR	130,000	132,661
Lancaster County Hospital Authority No. 1, Medical, Revenue Bonds, 5.500%, 1/1/2030 NR/NR; Call 1/1/2020	1,000,000	1,009,910

		1,142,571
Nevada - 1.6%
City of Henderson, General Obligation, GO, NATL-RE, 5.000%, 6/1/2023 AA+/Aa1; Call 6/1/2015	500,000	518,925
Clark County School District, School District, GO, AMBAC, 5.000%, 6/15/2019 AA/Aa1; Call 6/15/2017	1,600,000	1,779,520
County of Washoe, Transportation, Revenue Bonds, 5.500%, 2/1/2028 A+/A1; Call 2/1/2019	1,000,000	1,048,800
Las Vegas Valley Water District, General Obligation, GO, AGM, 5.000%, 6/1/2028 AA+/Aa1; Call 6/1/2016	2,565,000	2,599,396
Nevada Housing Division, Single Family Housing, Revenue Bonds, 5.400%, 4/1/2031 AAA/Aaa; Call 1/1/2011 (9)	305,000	322,547
Nevada Housing Division, Single Family Housing, Revenue Bonds, FHA-Insured Mortgage, 5.550%, 4/1/2031 AAA/Aaa; Call 1/1/2011 (9)	400,000	400,556
Reno-Sparks Indian Colony, General, Revenue Bonds, 4.250%, 6/1/2014 NR/NR	515,000	515,165

		7,184,909
New Hampshire - 0.5%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.875%, 10/1/2016 A/A3; Call 1/1/2011	600,000	601,866
New Hampshire Housing Finance Authority, Single Family Housing, Revenue Bonds, 4.500%, 1/1/2029 NR/Aa3; Call 7/1/2020	1,500,000	1,597,830

		2,199,696

New Jersey - 0.3%
Essex County Improvement Authority, General, Revenue Bonds, AMBAC, 5.250%, 12/15/2018 NR/Aa2	150,000	172,431
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 5.000%, 10/1/2033 AA/Aa2; Call 4/1/2013 (9)	85,000	84,969
New Jersey Transportation Trust Fund Authority, Transportation, Revenue Bonds, FSA, 5.500%, 12/15/2017 AA+/Aa3	1,000,000	1,167,110

		1,424,510
New Mexico - 1.3%
City of Farmington, Pollution, Revenue Bonds, 4.700%, 9/1/2024 BBB-e/Baa2; Call 11/1/2020	2,000,000	1,883,760
New Mexico Mortgage Finance Authority, Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039 AAA/NR; Call 3/1/2019	985,000	1,088,287
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, 5.950%, 3/1/2032 AAA/NR; Call 1/1/2011 (9)	220,000	223,982
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.400%, 1/1/2027 AAA/NR; Call 1/1/2016 (9)	1,430,000	1,410,552
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.700%, 7/1/2027 AAA/NR; Call 1/1/2016 (9)	465,000	479,322
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039 AAA/NR; Call 3/1/2019	710,000	785,977

		5,871,880
New York - 0.6%
County of Monroe, General Obligation, GO UT, MBIA, 6.000%, 3/1/2015 A/A3	225,000	259,261
Metropolitan Transportation Authority, General, Revenue Bonds, NATL-RE, 5.000%, 11/15/2024 AA/Baa1; Call 11/15/2016	100,000	107,049
Metropolitan Transportation Authority, Transportation, Revenue Bonds, 5.000%, 11/15/2016 A/A2	1,250,000	1,419,538
Monroe County Airport Authority, Airport, Revenue Bonds, NATL-RE, 5.250%, 1/1/2014 A/Baa1 (9)	100,000	103,994
New York City Transitional Finance Authority, General, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/15/2024 AA-/Aa3; Call 1/15/2017	425,000	454,261
New York Liberty Development Corp., Development, Revenue Bonds, 5.000%, 10/1/2015 A/A1	250,000	273,365

		2,617,468
North Carolina - 2.7%
Board of Governors of the University of North Carolina, Higher Education, Revenue Bonds, AMBAC, 5.375%, 4/1/2017 NR/WR; Call 10/1/2012	75,000	77,721
City of Charlotte, Airport, Revenue Bonds, 4.750%, 7/1/2029 A+/A1; Call 7/1/2020	280,000	280,846
City of Charlotte, Airport, Revenue Bonds, 5.000%, 7/1/2020 A+/A1 (9)	500,000	520,445
City of Charlotte, Airport, Revenue Bonds, 5.000%, 7/1/2022 A+/A1; Call 7/1/2020 (9)	150,000	152,161
City of Charlotte, Airport, Revenue Bonds, 5.000%, 7/1/2022 A+/A1; Call 7/1/2020	1,500,000	1,633,275
City of Charlotte, Airport, Revenue Bonds, 5.375%, 7/1/2028 A+/A1; Call 7/1/2020 (9)	960,000	960,307
City of Greensboro, General, Certificate of Participation, 5.250%, 4/1/2031 AA+/Aa2; Call 4/1/2020	1,000,000	1,042,620
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 4.200%, 1/1/2019 A-/Baa1	1,710,000	1,787,429
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 6.000%, 1/1/2022 A-/Baa1	100,000	116,003
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, AMBAC, 5.000%, 1/1/2016 A-/WR	500,000	557,735
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, Assured Guaranty Corp., 6.000%, 1/1/2019 AA+/Aa3	500,000	561,740
North Carolina Housing Finance Agency, Single Family Housing, Revenue Bonds, 4.650%, 7/1/2021 AA/Aa2; Call 7/1/2016 (4) (9)	2,000,000	2,009,780
North Carolina Medical Care Commission, Medical, Revenue Bonds, 4.250%, 10/1/2025 AA/Aa3; Call 10/1/2019	200,000	196,320
Raleigh Durham Airport Authority, Airport, Revenue Bonds, 4.250%, 5/1/2030 NR/Aa3; Call 5/1/2020	1,600,000	1,496,256
Raleigh Durham Airport Authority, Airport, Revenue Bonds, 5.000%, 5/1/2036 NR/Aa3; Call 5/1/2020	1,000,000	1,011,940

		12,404,578
North Dakota - 1.3%
City of Fargo, Medical, Revenue Bonds, FSA, 5.750%, 6/1/2012 AA+/Aa3; Call 6/1/2011	2,940,000	2,975,015
North Dakota State Housing Finance Agency, Single Family Housing, Revenue Bonds, 5.250%, 1/1/2029 NR/Aa3; Call 7/1/2019	2,490,000	2,720,823

		5,695,838

Ohio - 1.2%
City of Cleveland, General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 10/1/2017 AA+/Aa3	425,000	484,143
County of Hamilton, Medical, Revenue Bonds, NATL-RE, 5.250%, 5/15/2011 A/Baa1	1,670,000	1,675,244
County of Hamilton, Medical, Revenue Bonds, NATL-RE FGIC, 5.250%, 5/15/2015 A/WR; Call 5/15/2014	200,000	213,760
Girard City School District, School District, GO UT, AGM, 5.750%, 12/1/2019 NR/Aa3	415,000	464,090
Hilliard School District, School District, GO UT, 0.000%, 12/1/2019 AA/Aa2	235,000	172,307
Mahoning County Career & Technical Center Board, General, Certificate of Participation, 6.250%, 12/1/2036 AA-/NR; Call 12/1/2011	1,250,000	1,321,987
Richland County, General Obligation, GO, Assured Guaranty Corp., 6.000%, 12/1/2028 NR/Aa3; Call 12/1/2018	250,000	277,070
Westerville City School District, School District, GO UT, XLCA, 5.000%, 12/1/2025 AA-/Aa2	625,000	682,400

		5,291,001
Oklahoma - 0.9%
Cleveland County Justice Authority, General, Revenue Bonds, 5.750%, 3/1/2029 A/NR; Call 3/1/2015	650,000	678,411
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.500%, 9/1/2024 NR/Aaa; Call 3/1/2020	1,750,000	1,829,800
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call 9/1/2018	445,000	493,870
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029 NR/Aaa; Call 3/1/2019	175,000	187,441
Oklahoma Water Resource Board, Water, Revenue Bonds, 5.250%, 4/1/2018 AAA/Aaa; Call 10/1/2013	900,000	999,432

		4,188,954
Oregon - 0.3%
Medford Hospital Facilities Authority, Medical, Revenue Bonds, AGM, 5.500%, 8/15/2028 AA+/NR; Call 8/15/2020	1,000,000	1,076,200
Metropolitan Wastewater Management Commission, Water, Revenue Bonds, NATL-RE FGIC, 5.000%, 11/1/2025 AA-/Aa2; Call 11/1/2016	400,000	418,500

		1,494,700
Pennsylvania - 1.7%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 5.000%, 6/15/2018 A+/Aa3; Call 6/15/2014	150,000	156,351
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR	500,000	500,290
Delaware County Industrial Development Authority, Education, Revenue Bonds, 5.000%, 8/15/2020 NR/NR	1,500,000	1,446,255
Harrisburg Authority, Pollution, Revenue Bonds, AGM, 5.000%, 12/1/2013 AA+/Aa3 (4)	1,025,000	1,022,745
Harrisburg Authority, Pollution, Revenue Bonds, AGM MUN GOVT GTD, 5.250%, 12/1/2033 AA+/Aa3 (4) (5)	2,000,000	2,020,000
North Versailles Township Industrial Development Authority, General, Tax Allocation, XLCA, 4.200%, 12/1/2026 A+/WR; Call 12/1/2012	605,000	539,842
Pennsylvania Industrial Development Authority, Development, Revenue Bonds, AMBAC, 5.500%, 7/1/2014 A-/A1; Call 7/1/2012	1,925,000	2,054,302

		7,739,785
Puerto Rico - 0.7%
Commonwealth of Puerto Rico, General Obligation, GO UT, FSA, 5.250%, 7/1/2030 AA+/Aa3; Call 1/1/2020	800,000	817,552
Government Development Bank for Puerto Rico, Development, Revenue Bonds, 5.250%, 8/1/2018 BBB/NR; Call 8/1/2011	150,000	150,647
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2010 BBB/A3	350,000	350,000
Puerto Rico Electric Power Authority, Power, Revenue Bonds, 5.250%, 7/1/2028 BBB+/A3e; Call 7/1/2020	400,000	407,824
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 4.950%, 7/1/2026 AA+/Aa3; Call 7/1/2020	1,300,000	1,322,776
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, NATL-RE-IBC, 5.500%, 7/1/2013 A/A2	250,000	270,167

		3,318,966
Rhode Island - 0.4%
Rhode Island Housing & Mortgage Finance Corp., Single Family Housing, Revenue Bonds, 5.400%, 10/1/2047 AA+/Aa2; Call 4/1/2017 (9)	1,000,000	952,450
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, 3.950%, 12/1/2017 A+/NR	250,000	252,743

Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, 4.200%, 12/1/2018 A+/NR; Call 12/1/2017	600,000	606,894

		1,812,087
South Carolina - 2.0%
City of Rock Hill, Utilities, Revenue Bonds, Assured Guaranty Corp., 4.250%, 1/1/2029 AA+/Aa3; Call 1/1/2020	55,000	52,263
City of Spartanburg, Water, Revenue Bonds, AGM, 5.000%, 6/1/2020 AA+/Aa3; Call 6/1/2017	1,690,000	1,833,058
County of Florence, Medical, Revenue Bonds, 5.000%, 11/1/2025 A+/NR; Call 11/1/2020	2,000,000	2,035,900
Laurens County Water & Sewer Commission, Water, Revenue Bonds, AMBAC, 3.800%, 3/1/2016 NR/WR; Call 3/1/2013	725,000	725,123
South Carolina State Housing Finance & Development Authority, Housing, Revenue Bonds, 5.000%, 1/1/2028 NR/Aaa; Call 7/1/2019	500,000	546,045
South Carolina State Housing Finance & Development Authority, Single Family Housing, Revenue Bonds, AGM, 5.500%, 7/1/2037 NR/Aa2; Call 7/1/2016 (9)	1,890,000	1,973,330
South Carolina State Housing Finance & Development Authority, Single Family Housing, Revenue Bonds, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call 1/1/2015 (9)	270,000	277,371
South Carolina State Public Service Authority, Power, Revenue Bonds, 5.500%, 1/1/2038 AA-/Aa2; Call 1/1/2019	1,000,000	1,077,590
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, AMBAC, 5.250%, 10/1/2020 NR/A1	250,000	283,878
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, XLCA, 5.000%, 10/1/2022 NR/A1; Call 10/1/2016	150,000	159,404

		8,963,962
South Dakota - 0.6%
South Dakota Health & Educational Facilities Authority, Higher Education, Revenue Bonds, AMBAC, 5.000%, 8/1/2022 NR/WR; Call 8/1/2017	980,000	1,059,968
South Dakota Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 11/1/2024 AA-/A1; Call 11/1/2019	1,000,000	1,026,720
South Dakota Housing Development Authority, Single Family Housing, Revenue Bonds, 4.900%, 5/1/2022 AAA/Aa1; Call 11/1/2016 (9)	735,000	747,414

		2,834,102
Tennessee - 1.5%
Blount County Public Building Authority, Facilities, Revenue Bonds, 2.410%, 6/1/2032 NR/Aa1; Call 12/1/2010 (4)	2,000,000	2,000,000
Metropolitan Nashville Airport Authority, Airport, Revenue Bonds, 5.000%, 7/1/2017 A/A2	435,000	493,516
Tennessee Housing Development Agency, Development, Revenue Bonds, 5.000%, 1/1/2027 NR/Aa2; Call 7/1/2019	1,000,000	1,083,280
Tennessee Housing Development Agency, Single Family Housing, Revenue Bonds, GO OF AGY, 3.750%, 1/1/2025 AA+/Aa1; Call 1/1/2020 (9)	2,750,000	2,734,600
Tennessee Housing Development Agency, Single Family Housing, Revenue Bonds, GO OF AGY, 4.500%, 7/1/2025 AA+/Aa1; Call 1/1/2020 (9)	500,000	489,515

		6,800,911
Texas - 5.9%
Alamo Community College District, General Obligation, GO, AGM-CR FGIC, 5.000%, 8/15/2021 AA+/Aaa; Call 8/15/2017	200,000	221,928
Bexar County Health Facilities Development Corp., Medical, Revenue Bonds, 5.450%, 7/1/2019 BBB/NR	100,000	100,950
Brazos River Authority, Development, Revenue Bonds, FGIC, 4.250%, 12/1/2017 BBB+/A3; Call 6/1/2014 (4)	290,000	291,589
Brazos River Authority, Power, Revenue Bonds, FGIC, 4.250%, 3/1/2014 BBB+/A3; Call 3/1/2014 (4)	885,000	890,761
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 4.000%, 4/1/2011 NR/WR/WR	400,000	402,100
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 4.000%, 4/1/2012 NR/WR/WR	345,000	350,799
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 5.000%, 4/1/2019 NR/WR/WR	1,000,000	1,031,540
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 5.250%, 4/1/2021 NR/WR/WR; Call 4/1/2020	400,000	411,260
Central Texas Regional Mobility Authority, Transportation, Revenue Bonds, 0.000%, 1/1/2025 BBB-/Baa3	1,000,000	412,510
Central Texas Regional Mobility Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2025 BBB-/Baa3; Call 1/1/2020	2,850,000	2,933,049
City of Conroe, General Obligation, GO, MBIA, 5.500%, 3/1/2022 AA-/Aa2; Call 3/1/2017	100,000	111,422
City of Dallas, General Obligation, GO, 4.750%, 2/15/2025 AA+/Aa1; Call 2/15/2015	1,000,000	1,032,190

City of El Paso, General Obligation, GO, NATL-RE FGIC, 5.000%, 8/15/2020 AA/Aa2; Call 8/15/2015	135,000	146,009
City of Galveston, General Obligation, GO, 4.250%, 5/1/2014 BBB/Aa3	290,000	302,815
City of Keller, General Obligation, GO, NATL-RE, 5.000%, 2/15/2022 AA/Aa3; Call 2/15/2014	250,000	263,105
City of San Antonio, Power, Revenue Bonds, 5.000%, 2/1/2019 AA/Aa1; Call 2/1/2015	1,900,000	2,113,579
Dallas County Cities Municipal Utility District, General Obligation, Revenue Bonds, 3.500%, 8/1/2023 AA/NR; Call 8/1/2020	1,425,000	1,342,621
Dallas County Cities Municipal Utility District, General Obligation, Revenue Bonds, 3.600%, 8/1/2025 AA/NR; Call 8/1/2020	1,595,000	1,469,442
Dallas County Cities Municipal Utility District, General Obligation, Revenue Bonds, 4.000%, 8/1/2026 AA/NR; Call 8/1/2020	1,015,000	982,764
Dallas County Cities Municipal Utility District, General Obligation, Revenue Bonds, 4.000%, 8/1/2027 AA/NR; Call 8/1/2020	940,000	884,343
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, FSA, 5.500%, 11/1/2018 AA+/Aa3; Call 11/1/2013 (9)	100,000	106,917
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 5.875%, 11/1/2017 A+/A1; Call 11/1/2011 (9)	115,000	119,001
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, XLCA, 6.125%, 11/1/2018 A+/A1; Call 1/1/2011 (9)	805,000	807,351
Forney Independent School District, School District, GO UT, PSF, 6.000%, 8/15/2037 AAA/NR; Call 8/15/2018	390,000	435,478
Harris County Municipal Utility District No. 290, General Obligation, GO UT, AGC, 5.750%, 9/1/2026 AA+/NR; Call 9/1/2017	265,000	293,313
Harris County Municipal Utility District No. 341, General Obligation, GO UT, FSA, 5.500%, 12/1/2024 AA+/Aa3; Call 12/1/2017	325,000	356,148
Harris County Municipal Utility District No. 374, General Obligation, GO UT, AGC, 5.650%, 9/1/2026 AA+/NR; Call 9/1/2015	325,000	352,618
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.375%, 8/15/2015 BBB/NR	200,000	201,214
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.750%, 8/15/2016 BBB/NR	180,000	182,410
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2017 BBB/NR	150,000	154,024
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2018 BBB/NR	150,000	152,192
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.125%, 8/15/2019 BBB/NR	100,000	101,288
Little Elm Independent School District, School District, GO UT, PSF, 5.000%, 8/15/2020 AAA/NR; Call 8/15/2016	1,145,000	1,278,095
Lower Colorado River Authority, Power, Revenue Bonds, BHAC, 5.250%, 5/15/2028 AA+/Aa1; Call 5/15/2018	550,000	587,691
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 5.250%, 2/15/2027 BBB/Baa2; Call 2/15/2017	190,000	176,649
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2038 BBB+/A3; Call 1/1/2018	150,000	150,251
North Texas Tollway Authority, Transportation, Revenue Bonds, 6.125%, 1/1/2031 BBB+/A3; Call 1/1/2016	250,000	258,840
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 5.750%, 1/1/2038 AA+/Aa3; Call 1/1/2019	1,500,000	1,524,120
Port of Houston Authority, General Obligation, GO UT, MBIA, 5.100%, 10/1/2026 AAA/Aaa; Call 10/1/2011 (9)	250,000	251,492
Port of Houston Authority, General Obligation, GO UT, NATL-RE, 5.000%, 10/1/2024 AAA/Baa1; Call 10/1/2016 (9)	1,300,000	1,335,594
Potter County Industrial Development Corp., Development, Revenue Bonds, AMBAC, 5.750%, 9/1/2016 A-/Baa1; Call 1/1/2011	235,000	235,775
Texas Department of Housing & Community Affairs, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.000%, 7/1/2016 AAA/Aaa; Call 7/1/2011 (9)	80,000	80,418
Texas State University Systems, Higher Education, Revenue Bonds, 5.250%, 3/15/2023 AA-/Aa2; Call 3/15/2018	1,000,000	1,119,100
Texoma Area Solid Waste Authority, Utilities, Revenue Bonds, 4.000%, 2/15/2018 A+/NR	250,000	258,367
University of Houston, Higher Education, Revenue Bonds, AMBAC, 5.000%, 2/15/2022 AA-/Aa2; Call 2/15/2015	500,000	535,490
Weatherford Independent School District, School District, GO UT, PSF, 0.000%, 2/15/2027 AAA/Aaa; Call 2/15/2011	315,000	125,083

		26,873,695
Utah — 0.5%
City of Herriman, General, Special Assessment, 5.750%, 11/1/2027 A/NR; Call 5/1/2013	350,000	364,585
Grand County School District, School District, GO UT, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call 7/1/2018	500,000	547,680

Utah Associated Municipal Power Systems, Power, Revenue Bonds, AGM, 5.250%, 4/1/2015 AA+/Aa3; Call 4/1/2013	100,000	108,186
Utah Water Finance Agency, Water, Revenue Bonds, AMBAC, 5.250%, 7/1/2014 NR/WR; Call 7/1/2012	1,000,000	1,042,260

		2,062,711
Virgin Islands - 0.3%
Virgin Islands Public Finance Authority, General, Revenue Bonds, 5.000%, 10/1/2017 BBB-/Baa2	1,440,000	1,558,282
Virginia - 0.9%
Greater Richmond Convention Center Authority, Facilities, Revenue Bonds, NATL-RE, 5.000%, 6/15/2021 A/A2; Call 6/15/2015	550,000	570,278
Louisa Industrial Development Authority, Pollution, Revenue Bonds, 5.375%, 12/2/2013 A-/NR (4)	400,000	436,276
Roanoke Economic Development Authority, Medical, Revenue Bonds, AGM, 4.000%, 7/1/2025 AA+/Aa3; Call 7/1/2020	500,000	456,565
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 4.850%, 7/1/2011 NR/Aaa (4)	1,500,000	1,514,190
Virginia Small Business Financing Authority, Medical, Revenue Bonds, 4.250%, 11/1/2021 AA/Aa2; Call 5/1/2020	1,000,000	1,035,300

		4,012,609
Washington - 1.7%
Grays Harbor County Public Utility District No. 1, Utilities, Revenue Bonds, AGM, 5.250%, 7/1/2019 AA+/Aa3; Call 7/1/2015	425,000	462,005
King County Housing Authority, Multi-Family Housing, Revenue Bonds, 5.200%, 5/1/2028 AAA/NR; Call 11/1/2018	460,000	475,796
King County Housing Authority, Multi-Family Housing, Revenue Bonds, 5.500%, 12/1/2028 AAA/NR; Call 12/1/2018	500,000	514,980
Port of Bellingham, General, Revenue Bonds, 5.250%, 12/1/2022 NR/A2; Call 12/1/2020	1,060,000	1,135,769
State of Washington, General, Certificate of Participation, 4.000%, 7/1/2018 NR/Aa2	600,000	636,624
Washington Health Care Facilities Authority, Medical, Revenue Bonds, FHA-Insured Mortgage, 6.250%, 8/1/2028 A+/NR; Call 8/1/2018	400,000	437,320
Washington Higher Education Facilities Authority, Higher Education, Revenue Bonds, 5.000%, 4/1/2029 NR/A3; Call 4/1/2019	1,950,000	1,926,814
Washington State Housing Finance Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 4.850%, 6/1/2028 NR/Aaa; Call 6/1/2020 (9)	2,000,000	1,920,220

		7,509,528
West Virginia - 0.1%
West Virginia State Hospital Finance Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 6/1/2018 A+/A2; Call 6/1/2016	600,000	635,400
Wisconsin - 3.5%
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2015 NR/A1 (9)	255,000	278,246
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2019 NR/A1; Call 12/1/2016 (9)	495,000	515,260
Ladysmith-Hawkins School District, School District, GO UT, NATL-RE FGIC, 5.500%, 4/1/2020 NR/WR; Call 4/1/2016	1,105,000	1,136,725
Monroe Redevelopment Authority, Medical, Revenue Bonds, 5.500%, 2/15/2029 NR/A3; Call 2/15/2019	1,150,000	1,117,708
Osceola School District, School District, GO UT, NATL-RE FGIC, 5.125%, 5/1/2016 NR/Aa3; Call 11/1/2011	65,000	66,752
State of Wisconsin, General Obligation, GO UT, 5.250%, 5/1/2023 AA/Aa2; Call 5/1/2018	105,000	117,191
State of Wisconsin, General, Revenue Bonds,, 5.250%, 5/1/2020 AA-/Aa3; Call 5/1/2019	1,000,000	1,145,340
Village of Darien, Water, Revenue Bonds, 4.550%, 10/1/2015 NR/NR; Call 10/1/2013	100,000	103,563
West Allis West Milwaukee School District, School District, GO UT, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	62,251
Wisconsin Center District, General, Revenue Bonds, FSA, 0.000%, 12/15/2028 AA+/Aa3	35,000	13,651
Wisconsin Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 12/1/2017 A+/A1; Call 12/1/2014	775,000	813,269
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 4/15/2016 NR/A3	1,000,000	1,060,210
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 6/1/2019 NR/A2	1,220,000	1,281,122
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 7/1/2019 A-/A3 (5)	990,000	1,024,868
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 8/15/2019 NR/A3	250,000	254,573

Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.250%, 12/1/2020 A+/A1; Call 12/1/2018	1,295,000	1,379,292
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.375%, 8/15/2024 AA-/Aa3; Call 2/15/2020	1,625,000	1,757,762
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, FSA, 5.000%, 8/1/2018 AA+/Aa3; Call 4/24/2018	70,000	75,835
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, MBIA, 5.250%, 8/15/2017 NR/A3; Call 12/27/2010	700,000	702,338
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, NATL-RE, 5.750%, 2/15/2027 A/Baa1; Call 1/1/2011	1,000,000	1,002,850
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, RADIAN, 6.250%, 2/15/2029 BBB+/NR; Call 1/1/2011	550,000	550,451
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 5.400%, 9/15/2014 NR/NR; Call 9/15/2011	340,000	340,486
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 6.400%, 9/15/2015 NR/NR; Call 12/15/2011	850,000	851,649

		15,651,392
Wyoming - 0.1%
Wyoming Community Development Authority, Single Family Housing, Revenue Bonds, 4.650%, 6/1/2016 AA+/Aa1 (9)	160,000	163,973
Wyoming Community Development Authority, Single Family Housing, Revenue Bonds, 5.125%, 12/1/2018 AA+/Aa1; Call 6/1/2018 (9)	80,000	82,637

		246,610

Total Municipals (identified cost $406,543,065)		413,030,276
Short-Term Investments - 9.4%
Mutual Funds - 8.6%
Marshall Tax-Free Money Market Fund, Class I, 0.314% (13)	38,997,128	38,997,128
Short-Term Municipals - 0.8%
Iowa - 0.4%
Iowa Higher Education Loan Authority, Student Loan, Revenue Notes, 5.000%, 5/20/2011 NR/NR	2,000,000	1,999,540
Michigan - 0.3%
Michigan Municipal Bond Authority, General, Revenue Notes, 5.000%, 3/21/2011 SP-1/NR	1,200,000	1,210,128
West Virginia - 0.1%
City of Beckley, Higher Education, Revenue Notes, 3.500%, 12/17/2010 NR/MIG3	400,000	399,992

Total Short-Term Municipals		3,609,660

Total Short-Term Investments (identified cost $42,597,471)		42,606,788

Total Investments - 100.8% (identified cost $449,140,536)		455,637,064
Other Assets and Liabilities - (0.8)%		(3,508,567)

Total Net Assets - 100.0%		$452,128,497

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 0.6%

Federal Home Loan Mortgage Corporation - 0.1%
0.513%, 8/25/2031, (Series T-32) (4)	$571,805	$556,112
Other Financial - 0.5%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.493%, 4/25/2037 (4) (6) (7)	2,581,572	1,697,691

Total Asset-Backed Securities (identified cost $3,153,376)		2,253,803

Collateralized Mortgage Obligations - 9.0%

Federal Home Loan Mortgage Corporation - 2.3%
0.603%, 6/15/2025, (Series 2993) (4)	4,754,219	4,730,799
5.000%, 10/15/2029, (Series 2745)	1,920,764	1,935,698
5.000%, 10/15/2031, (Series 2543)	542,096	549,462
5.000%, 5/15/2033, (Series 2791)	1,041,650	1,124,337

		8,340,296

Federal National Mortgage Association - 2.9%
0.503%, 1/25/2031, (Series 2001-25) (4)	625,032	625,183
4.000%, 10/25/2032, (Series 2003-28)	191,629	203,402
5.000%, 10/25/2016, (Series 2003-16)	3,427,740	3,484,208
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,977,406

		10,290,199

Private Sponsor - 3.8%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.857%, 7/25/2037 (4)	4,721,903	4,598,690
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.671%, 10/15/2054 (4) (6) (7)	2,500,000	2,497,500
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	2,487,387	2,552,959
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.353%, 3/25/2037 (4)	4,151,085	4,047,910

		13,697,059

Total Collateralized Mortgage Obligations (identified cost $31,541,573)		32,327,554

Commercial Mortgage Securities - 4.9%

Private Sponsor - 4.9%
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.353%, 12/15/2020 (4) (6) (7)	3,566,777	3,463,465
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.353%, 10/15/2021 (4) (6) (7)	580,602	567,963
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.323%, 2/15/2022 (4) (6) (7)	3,353,803	3,140,448
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	2,551,680
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.628%, 7/15/2019 (4) (6) (7)	2,493,615	2,249,852
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.553%, 6/15/2022 (4) (6) (7)	5,945,718	5,651,202

Total Commercial Mortgage Securities (identified cost $18,309,323)		17,624,610

Corporate Bonds & Notes - 2.6%

Building Materials - 0.8%
CRH America, Inc., 4.125%, 1/15/2016 (5)	3,000,000	2,993,970

Diversified Financial Services - 1.1%
Bear Stearns Cos., Inc., 0.477%, 2/1/2012 (4)	4,000,000	3,999,100
Insurance - 0.7%
HSB Capital I, 1.199%, 7/15/2027 (4)	3,000,000	2,380,500

Total Corporate Bonds & Notes (identified cost $9,962,920)		9,373,570

U.S. Government & U.S. Government Agency Obligations - 23.1%

U.S. Treasury Bonds & Notes - 23.1%
0.750%, 9/15/2013	15,000,000	15,043,365
1.125%, 6/15/2013	15,000,000	15,208,590
1.250%, 10/31/2015 (1)	10,000,000	9,914,060
1.500%, 12/31/2013	13,000,000	13,301,639
1.875%, 9/30/2017 (1)	20,000,000	19,707,820
1.875%, 10/31/2017 (1)	10,000,000	9,839,850

Total U.S. Government & U.S. Government Agency Obligations (identified cost $82,873,779)		83,015,324

U.S. Government Agency-Mortgage Securities - 83.3%

Federal Home Loan Mortgage Corporation - 9.1%
4.500%, 12/15/2040 (5)	25,000,000	25,964,850
5.000%, 8/1/2014	1,038,450	1,102,898
5.000%, 10/1/2033	1,453,413	1,545,049
5.500%, 11/1/2018	1,657,926	1,799,662
5.500%, 10/1/2021	1,498,537	1,625,711
6.500%, 9/1/2016	75,600	82,643
7.500%, 9/1/2013	29,927	32,062
7.500%, 4/1/2024	154,369	176,824
7.500%, 4/1/2027	78,520	90,754
8.000%, 8/1/2030	91,202	106,743
8.500%, 9/1/2024	81,318	96,490
9.000%, 6/1/2019	97,162	108,625
9.500%, 2/1/2025	57,239	64,604

		32,796,915
Federal National Mortgage Association - 71.8%
3.500%, 12/1/2040 (5)	15,000,000	14,751,570
4.000%, 11/1/2040 (5)	5,000,000	5,085,675
4.000%, 12/1/2040 (5)	25,000,000	25,394,525
5.000%, 5/1/2018	1,284,964	1,380,560
5.000%, 5/1/2020	1,773,356	1,899,745
5.000%, 7/1/2033 (5)	4,718,263	5,028,276
5.000%, 7/1/2035	2,547,198	2,709,786
5.000%, 12/1/2035 (5)	10,000,000	10,604,690
5.000%, 12/1/2036	17,505,111	18,589,640
5.500%, 8/1/2021	6,344,435	6,901,686
5.500%, 1/1/2023	1,214,568	1,329,181
5.500%, 10/1/2024	1,519,364	1,659,700
5.500%, 12/1/2035 (5)	40,000,000	43,000,000
5.500%, 8/1/2036	1,392,687	1,500,779
5.500%, 11/1/2036 (1)	11,381,110	12,264,443
5.500%, 12/1/2036 (1)	7,662,136	8,256,825
5.500%, 1/1/2037	797,738	859,653
5.500%, 7/1/2037 (1)	33,050,100	35,563,593
5.500%, 8/1/2037 (1)	5,162,239	5,554,833
5.500%, 8/1/2037 (1)	8,325,429	8,958,587
6.000%, 9/1/2013	234,416	246,410
6.000%, 10/1/2016	264,062	288,744
6.000%, 9/1/2021	2,035,993	2,231,385
6.000%, 2/1/2037	1,693,896	1,848,712
6.000%, 2/1/2037	2,014,072	2,198,153
6.000%, 4/1/2037	574,874	626,338
6.000%, 12/14/2039 (5)	30,000,000	32,648,460
6.500%, 9/1/2016	175,998	192,643

6.500%, 9/1/2016	364,473	398,942
6.500%, 8/1/2030	1,934,443	2,186,443
6.500%, 12/1/2031	126,904	143,436
6.500%, 11/1/2037	1,227,370	1,359,835
7.000%, 3/1/2029	215,114	245,356
7.000%, 7/1/2029	561,758	640,733
7.000%, 2/1/2030	475,000	541,778
7.500%, 10/1/2030	83,476	96,064
8.000%, 10/1/2028	744,872	876,348
8.000%, 4/1/2030	147,112	173,624

		258,237,151
Government National Mortgage Association - 2.4%
5.000%, 4/15/2034	1,269,865	1,367,288
5.500%, 9/15/2033	2,626,699	2,871,822
6.000%, 12/20/2033	3,019,574	3,343,339
6.500%, 9/15/2032	449,595	513,170
7.000%, 6/15/2029	148,817	171,774
7.000%, 8/15/2031	123,364	142,603
9.500%, 10/15/2024	50,500	58,994

		8,468,990

Total U.S. Government Agency-Mortgage Securities (identified cost $288,515,802)		299,503,056

Short-Term Investments - 46.1%

Collateral Pool Investment for Securities on Loan - 23.4%
(See Note 2 of the Schedule of Investments)		84,380,828

Repurchase Agreement - 22.7%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $81,556,201 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $83,187,814 (at amortized cost)	81,555,702	81,555,702

Total Short-Term Investments (identified cost $165,936,530)		165,936,530

Total Investments - 169.6% (identified cost $600,293,303)		610,034,447
Other Assets and Liabilities - (69.6)%		(250,447,333)

Total Net Assets - 100.0%		$359,587,114

Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 8.4%

Automobiles - 8.4%
Capital One Prime Auto Receivables Trust, Class A4, (Series 2007-2), 5.060%, 6/15/2014	$849,708	$866,776
Ford Credit Auto Owner Trust, Class A3A, (Series 2007-B), 5.150%, 11/15/2011	167,205	167,837
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-A), 3.960%, 4/15/2012	155,968	157,407
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	529,648	534,407
Honda Auto Receivables Owner Trust, Class A4, (Series 2008-1), 4.880%, 9/18/2014	1,000,000	1,024,314
Hyundai Auto Receivables Trust, Class A3, (Series 2008-A), 4.930%, 12/17/2012	588,901	601,103
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,182,112	1,214,483
USAA Auto Owner Trust, Class A3, (Series 2008-3), 4.280%, 10/15/2012	587,053	592,240
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	990,361	1,002,227

Total Asset-Backed Securities (identified cost $6,185,106)		6,160,794

Corporate Bonds & Notes - 82.1%

Advertising - 0.7%
Omnicom Group, Inc., 4.450%, 8/15/2020 (1)	500,000	507,252
Aerospace/Defense - 0.5%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	350,000	378,000
Agriculture - 3.0%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	434,482
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019 (1)	250,000	299,446
Lorillard Tobacco Co., 8.125%, 5/1/2040 (1)	1,000,000	1,058,204
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	417,241

		2,209,373
Auto Manufacturers - 1.4%
Daimler Finance North America LLC, 7.750%, 1/18/2011	1,000,000	1,008,654
Banks - 8.1%
Bank of America Corp., 3.700%, 9/1/2015 (1)	1,000,000	988,340
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,088,426
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	350,500
HSBC Bank USA NA, 4.875%, 8/24/2020	250,000	253,920
JPMorgan Chase & Co., 0.417%, 12/21/2011 (4)	1,000,000	1,000,623
JPMorgan Chase & Co., 0.938%, 2/26/2013 (4)	750,000	752,689
Morgan Stanley, 5.500%, 1/26/2020 (1)	1,000,000	1,009,297
National Agricultural Cooperative Federation, 4.250%, 1/28/2016 (6) (7)	500,000	503,591

		5,947,386
Beverages - 0.7%
PepsiCo, Inc., 0.319%, 7/15/2011 (4)	500,000	500,184
Biotechnology - 0.7%
Celgene Corp., 5.700%, 10/15/2040	500,000	501,737
Chemicals - 0.4%
Dow Chemical Co., 8.550%, 5/15/2019 (1)	250,000	316,178
Computers - 1.4%
Hewlett-Packard Co., 0.418%, 9/13/2012 (1) (4)	1,000,000	1,001,506
Diversified Financial Services - 8.9%
American Express Credit Corp., 0.434%, 12/2/2010 (4)	1,000,000	1,000,000
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (1) (6) (7)	350,000	365,221
Caterpillar Financial Services Corp., 1.039%, 6/24/2011 (4)	650,000	653,004
General Electric Capital Corp., 6.875%, 1/10/2039	150,000	167,158
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6) (7)	300,000	300,182

Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6) (7)	750,000	800,214
Hyundai Capital America, 3.750%, 4/6/2016 (6) (7)	500,000	501,232
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (6) (7)	500,000	489,446
Jefferies Group, Inc., 6.875%, 4/15/2021 (1)	500,000	534,905
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	408,297
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	275,075
Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (6) (7)	1,000,000	1,008,853

		6,503,587
Electric - 3.2%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6) (7)	350,000	342,184
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	291,316
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1) (6) (7)	1,000,000	1,041,080
Nisource Finance Corp., 6.125%, 3/1/2022	350,000	392,658
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	305,863

		2,373,101
Environmental Control - 0.4%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	312,811
Food - 2.5%
Corn Products International, Inc., 6.625%, 4/15/2037	750,000	803,814
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,053,073

		1,856,887
Forest Products & Paper - 0.4%
International Paper Co., 8.700%, 6/15/2038	250,000	312,644
Healthcare-Products - 2.1%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	750,000	810,887
Boston Scientific Corp., 7.000%, 11/15/2035	350,000	359,400
Hospira, Inc., 6.400%, 5/15/2015	300,000	347,814

		1,518,101
Healthcare-Services - 2.7%
DaVita, Inc., 6.375%, 11/1/2018	500,000	496,875
Humana, Inc., 8.150%, 6/15/2038	850,000	971,472
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	150,000	168,686
UnitedHealth Group, Inc., 1.586%, 2/7/2011 (4)	350,000	350,867

		1,987,900
Home Furnishings - 0.5%
Whirlpool Corp., 8.600%, 5/1/2014 (1)	300,000	352,815
Insurance - 7.2%
Aflac, Inc., 6.450%, 8/15/2040	500,000	508,176
Aflac, Inc., 6.900%, 12/17/2039	295,000	316,118
Aflac, Inc., 8.500%, 5/15/2019	300,000	378,291
American Financial Group, Inc., 9.875%, 6/15/2019 (1)	250,000	305,206
AON Corp., 6.250%, 9/30/2040 (1)	500,000	510,042
Berkshire Hathaway Finance Corp., 0.414%, 1/13/2012 (4)	500,000	500,668
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	500,000	524,664
Lincoln National Corp., 7.000%, 6/15/2040	500,000	537,818
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	385,918
MetLife, Inc., 1.536%, 8/6/2013 (4)	1,250,000	1,271,101

		5,238,002
Internet - 1.4%
Expedia, Inc., 5.950%, 8/15/2020 (6) (7)	1,000,000	1,017,500
Iron/Steel - 1.4%
ArcelorMittal, 7.000%, 10/15/2039 (1)	1,000,000	1,014,978
Lodging - 1.8%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	500,000	522,033
Wyndham Worldwide Corp., 7.375%, 3/1/2020 (1)	750,000	821,427

		1,343,460
Media - 4.0%
CBS Corp., 8.875%, 5/15/2019	250,000	321,786
DirecTV Holdings LLC, 6.000%, 8/15/2040 (1)	500,000	497,954

DirecTV Holdings LLC, 6.375%, 6/15/2015	1,000,000	1,040,000
NBC Universal, Inc., 6.400%, 4/30/2040 (6) (7)	500,000	535,040
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	223,952
Viacom, Inc., 6.125%, 10/5/2017 (1)	250,000	291,079

		2,909,811
Mining - 2.5%
Alcoa, Inc., 6.150%, 8/15/2020	1,000,000	1,035,689
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	367,429
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	137,219
Vale Overseas, Ltd., 6.875%, 11/21/2036	250,000	278,019

		1,818,356
Miscellaneous Manufacturing - 0.2%
Tyco Electronics Group SA, 6.550%, 10/1/2017	130,000	149,459
Multi-National - 0.3%
Corp Andina de Fomento, 3.750%, 1/15/2016	250,000	252,395
Oil & Gas - 8.9%
Anadarko Petroleum Corp., 6.450%, 9/15/2036 (1)	1,000,000	972,364
Chesapeake Energy Corp., 6.625%, 8/15/2020 (1)	1,000,000	1,012,500
Hess Corp., 8.125%, 2/15/2019	300,000	390,285
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	318,518
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,065,000
Rowan Cos., Inc., 5.000%, 9/1/2017 (1)	1,000,000	1,035,558
Talisman Energy, Inc., 7.750%, 6/1/2019	300,000	380,594
Valero Energy Corp., 6.125%, 2/1/2020 (1)	500,000	541,843
Valero Energy Corp., 6.625%, 6/15/2037	500,000	498,126
Valero Energy Corp., 9.375%, 3/15/2019 (1)	250,000	316,739

		6,531,527
Oil & Gas Services - 1.4%
Weatherford International, Ltd., 6.750%, 9/15/2040 (1)	500,000	523,447
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	322,690
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	140,416

		986,553
Packaging & Containers - 2.4%
Ball Corp., 6.625%, 3/15/2018	750,000	766,875
Ball Corp., 7.125%, 9/1/2016	350,000	380,625
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	589,756

		1,737,256
Pharmaceuticals - 1.7%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (6) (7)	250,000	253,125
Express Scripts, Inc., 6.250%, 6/15/2014	250,000	284,391
McKesson Corp., 7.500%, 2/15/2019	350,000	440,619
Teva Pharmaceutical Finance III LLC, 0.691%, 12/19/2011 (4)	250,000	251,094

		1,229,229
Pipelines - 2.5%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040 (1)	750,000	776,129
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	315,414
Enterprise Products Operating LLC, 6.450%, 9/1/2040	500,000	538,654
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	193,906

		1,824,103
Retail - 2.4%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	400,000	448,794
JC Penney Corp., Inc., 6.375%, 10/15/2036	350,000	320,250
JC Penney Corp., Inc., 7.125%, 11/15/2023	200,000	209,000
Kohl’s Corp., 6.875%, 12/15/2037	150,000	177,535
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	306,984
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	315,078

		1,777,641
Semiconductors - 0.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	112,689

Telecommunications - 4.8%
Frontier Communications Corp., 8.125%, 10/1/2018	750,000	828,750
Frontier Communications Corp., 9.000%, 8/15/2031 (1)	1,000,000	1,052,500
Qtel International Finance, Ltd., 3.375%, 10/14/2016 (6) (7)	500,000	482,955
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	1,000,000	1,010,520
TELUS Corp., 8.000%, 6/1/2011 (1)	137,000	141,518

		3,516,243
Toys/Games/Hobbies - 1.0%
Mattel, Inc., 6.200%, 10/1/2040	750,000	732,489
Transportation - 0.4%
FedEx Corp., 8.000%, 1/15/2019	250,000	318,411

Total Corporate Bonds & Notes (identified cost $55,780,474)		60,098,218

Short-Term Investments - 32.6%

Collateral Pool Investment for Securities on Loan - 24.2%
(See Note 2 of the Schedule of Investments)		17,718,669
Mutual Funds - 2.9%
Marshall Prime Money Market Fund, Class I, 0.225% (13)	2,112,750	2,112,750
U.S. Treasury Bills - 5.5%
0.120%, 12/9/2010 (11)	$1,000,000	999,980
0.130%, 1/13/2011 (11)	1,000,000	999,848
0.150%, 2/10/2011 (11)	2,000,000	1,999,410

		3,999,238

Total Short-Term Investments (identified cost $23,830,661)		23,830,657

Total Investments - 123.1% (identified cost $85,796,241)		90,089,669
Other Assets and Liabilities - (23.1)%		(16,887,648)

Total Net Assets - 100.0%		$73,202,021

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description/Credit Ratings (8)	Principal Amount	Value
Collateralized Mortgage Obligations - 2.9%

Federal National Mortgage Association - 0.9%
5.500%, 8/25/2034, (Series 2005-123)	$3,000,000	$3,316,482
Private Sponsor - 2.0%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.857%, 7/25/2037 (4)	2,833,142	2,759,214
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.671%, 10/15/2054 (4) (6) (7)	3,000,000	2,997,000
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.331%, 5/25/2036 (4)	787,051	703,216
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.363%, 5/25/2037 (4)	323,305	317,082
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.913%, 4/25/2036 (4)	720,914	672,913

		7,449,425

Total Collateralized Mortgage Obligations (identified cost $10,489,430)		10,765,907

Commercial Mortgage Securities - 3.6%

Private Sponsor - 3.6%
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.353%, 12/15/2020 (4) (6) (7)	2,377,851	2,308,977
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.323%, 2/15/2022 (4) (6) (7)	2,515,352	2,355,336
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	2,551,680
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.628%, 7/15/2019 (4) (6) (7)	2,493,615	2,249,852
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.553%, 6/15/2022 (4) (6) (7)	3,716,073	3,532,001

Total Commercial Mortgage Securities (identified cost $13,656,559)		12,997,846

Corporate Bonds & Notes - 31.1%

Advertising - 0.6%
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,352,018
Banks - 9.3%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (1) (6) (7)	1,500,000	1,525,572
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6) (7)	3,000,000	3,055,713
Banco Santander Chile, 2.875%, 11/13/2012 (6) (7)	2,000,000	2,003,892
Bank of America Corp., 5.625%, 7/1/2020 (1)	2,000,000	2,014,334
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,211,412
BB&T Corp., 3.850%, 7/27/2012	3,000,000	3,130,719
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,116,964
Goldman Sachs Group, Inc., 6.000%, 6/15/2020 (1)	2,500,000	2,684,992
Morgan Stanley, 4.000%, 7/24/2015 (1)	2,525,000	2,565,362
Nordea Bank AB, 1.750%, 10/4/2013 (6) (7)	4,000,000	4,010,124
Rabobank Nederland NV, 3.200%, 3/11/2015 (6) (7)	1,800,000	1,866,413
Royal Bank of Canada, 1.125%, 1/15/2014	3,500,000	3,496,465
Santander U.S. Debt SA Unipersonal, 1.089%, 3/30/2012 (4) (6) (7)	2,500,000	2,469,970

		34,151,932
Building Materials - 2.1%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	3,308,505
CRH America, Inc., 5.750%, 1/15/2021 (5)	4,500,000	4,497,480

		7,805,985
Computers - 1.1%
Hewlett-Packard Co., 3.750%, 12/1/2020 (5)	4,000,000	4,021,572

Diversified Financial Services - 3.9%
American Honda Finance Corp., 2.500%, 9/21/2015 (1) (6) (7)	3,000,000	3,033,894
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	2,000,000	2,284,830
General Electric Capital Corp., 4.375%, 9/16/2020 (1)	3,000,000	2,938,581
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,061,762
Jefferies Group, Inc., 3.875%, 11/9/2015 (1)	4,000,000	3,961,060

		14,280,127

Electric - 1.0%
Entergy Corp., 3.625%, 9/15/2015	3,500,000	3,543,942
Healthcare-Products - 1.5%
Boston Scientific Corp., 6.000%, 1/15/2020	2,000,000	2,162,366
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,303,900

		5,466,266
Home Furnishings - 0.6%
Whirlpool Corp., 8.000%, 5/1/2012	2,000,000	2,169,432
Insurance - 3.1%
Berkshire Hathaway, Inc., 0.716%, 2/11/2013 (4)	2,000,000	2,012,458
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	1,500,000	1,573,994
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	2,000,000	2,107,206
Metropolitan Life Global Funding I, 0.689%, 7/13/2011 (4) (6) (7)	2,500,000	2,503,687
Progressive Corp., 6.700%, 6/15/2037 (4)	2,000,000	2,077,734
Prudential Financial, Inc., 6.200%, 11/15/2040	1,000,000	1,026,925

		11,302,004
Internet - 0.6%
Symantec Corp., 2.750%, 9/15/2015	2,000,000	1,999,510
Iron/Steel - 0.6%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,132,308
Media - 0.9%
NBC Universal, Inc., 5.150%, 4/30/2020 (1) (6) (7)	1,000,000	1,069,558
NBC Universal, Inc., 6.400%, 4/30/2040 (1) (6) (7)	2,000,000	2,140,160

		3,209,718
Oil & Gas - 2.9%
ENI SpA, 4.150%, 10/1/2020 (1) (6) (7)	3,000,000	3,038,571
EOG Resources, Inc., 4.100%, 2/1/2021	4,000,000	4,009,724
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (1) (6) (7)	2,500,000	2,381,800
Reliance Holdings USA, Inc., 6.250%, 10/19/2040 (1) (6) (7)	1,000,000	976,789

		10,406,884
Real Estate Investment Trusts - 0.5%
ProLogis, 6.250%, 3/15/2017	1,800,000	1,907,228
Retail - 0.3%
Home Depot, Inc., 5.400%, 9/15/2040 (1)	1,000,000	991,847
Semiconductors - 0.5%
Broadcom Corp., 1.500%, 11/1/2013 (6) (7)	1,000,000	1,000,375
Broadcom Corp., 2.375%, 11/1/2015 (6) (7)	1,000,000	997,688

		1,998,063
Software - 0.9%
Microsoft Corp., 3.000%, 10/1/2020	3,500,000	3,434,015
Telecommunications - 0.1%
Harris Corporation, 6.150%, 12/15/2040	500,000	497,270
Toys/Games/Hobbies - 0.6%
Hasbro, Inc., 6.350%, 3/15/2040	2,000,000	2,030,540

Total Corporate Bonds & Notes (identified cost $109,910,241)		113,700,661

Municipals - 1.5%

Georgia - 0.5%
Municipal Electric Authority of Georgia, Power, Revenue Bonds, 6.655%, 4/1/2057 A+/A2e	2,000,000	1,956,640
Illinois - 0.9%
State of Illinois, General Obligation, GO UT, 6.200%, 7/1/2021 A+/A1	3,000,000	3,092,280
Ohio - 0.1%
Olentangy Local School District, School District, GO UT, 6.190%, 12/1/2036 AA+/Aa1; Call 12/1/2019	400,000	405,500

Total Municipals (identified cost $5,399,143)		5,454,420

U.S. Government & U.S. Government Agency Obligations - 37.0%

U.S. Treasury Bonds & Notes - 37.0%
0.375%, 9/30/2012	15,000,000	14,984,190
0.750%, 9/15/2013 (1)	15,000,000	15,043,365
1.125%, 6/15/2013 (1)	15,000,000	15,208,590
1.250%, 10/31/2015	10,000,000	9,914,060
1.375%, 11/15/2012	15,000,000	15,265,440
1.500%, 12/31/2013 (1)	10,000,000	10,232,030
1.875%, 9/30/2017	15,000,000	14,780,865
1.875%, 10/31/2017 (1)	20,000,000	19,679,700
2.625%, 11/15/2020 (1)	15,000,000	14,782,035
4.250%, 11/15/2040 (1)	5,000,000	5,127,345

Total U.S. Government & U.S. Government Agency Obligations (identified cost $134,402,601)		135,017,620

U.S. Government Agency-Mortgage Securities - 31.4%

Federal Home Loan Mortgage Corporation - 4.9%
4.500%, 12/15/2040 (5)	15,000,000	15,578,910
6.000%, 1/1/2038	2,285,078	2,479,289

		18,058,199
Federal National Mortgage Association - 26.5%
3.500%, 12/1/2040 (5)	10,000,000	9,834,380
4.000%, 12/1/2040 (5)	20,000,000	20,315,620
5.000%, 7/1/2022	3,322,165	3,538,508
5.000%, 12/1/2035 (5)	5,000,000	5,302,345
5.000%, 1/1/2037 (1)	4,490,622	4,768,839
5.500%, 12/1/2035 (5)	30,000,000	32,250,000
5.500%, 5/1/2037 (1)	7,485,244	8,054,504
5.500%, 7/1/2038	1,069,132	1,150,273
6.000%, 12/14/2039 (5)	10,000,000	10,882,820
6.500%, 11/1/2037	613,685	679,918

		96,777,207

Total U.S. Government Agency-Mortgage Securities (identified cost $113,690,168)		114,835,406

Short-Term Investments - 49.8%

Collateral Pool Investment for Securities on Loan - 29.3%
(See Note 2 of the Schedule of Investments)		107,092,345

Repurchase Agreement - 20.5%
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $74,889,924 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2022, with a market value of $76,387,881 (at amortized cost)	74,889,467	74,889,467

Total Short-Term Investments (identified cost $181,981,812)		181,981,812

Total Investments - 157.3% (identified cost $569,529,954)		574,753,672
Other Assets and Liabilities - (57.3)%		(209,357,921)

Total Net Assets - 100.0%		$365,395,751

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 6.5%

Automobiles - 6.5%
Capital One Prime Auto Receivables Trust, Class A4, (Series 2007-2), 5.060%, 6/15/2014	$637,281	$650,082
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	529,648	534,408
Honda Auto Receivables Owner Trust, Class A3, (Series 2008-1), 4.470%, 1/18/2012	493,495	495,531
Honda Auto Receivables Owner Trust, Class A4, (Series 2008-1), 4.880%, 9/18/2014	1,000,000	1,024,314
Nissan Auto Receivables Owner Trust, Class A3, (Series 2008-B), 4.460%, 4/16/2012	315,562	318,602
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,182,112	1,214,483
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	858,313	868,597

Total Asset-Backed Securities (identified cost $5,128,200)		5,106,017

Commercial Mortgage Securities - 2.3%

Private Sponsor - 2.3%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (4)	500,000	542,382
CS First Boston Mortgage Securities Corp., Class A2, (Series 2005-C5), 5.100%, 8/15/2038 (4)	322,662	323,674
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	964,818	964,566

Total Commercial Mortgage Securities (identified cost $1,550,536)		1,830,622

Corporate Bonds & Notes - 62.0%

Aerospace/Defense - 0.7%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	500,000	540,000
Agriculture - 3.5%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	362,069
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019 (1)	500,000	598,892
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,058,204
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	774,875

		2,794,040
Banks - 3.7%
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,088,426
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	817,834
JPMorgan Chase & Co., 0.938%, 2/26/2013 (4)	500,000	501,793
National Agricultural Cooperative Federation, 4.250%, 1/28/2016 (6) (7)	500,000	503,591

		2,911,644
Biotechnology - 0.6%
Celgene Corp., 5.700%, 10/15/2040	500,000	501,737
Chemicals - 0.9%
Dow Chemical Co., 9.400%, 5/15/2039 (1)	500,000	706,038
Diversified Financial Services - 6.7%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (1) (6) (7)	400,000	417,395
Caterpillar Financial Services Corp., 1.039%, 6/24/2011 (4)	250,000	251,156
General Electric Capital Corp., 6.875%, 1/10/2039	250,000	278,597
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6) (7)	500,000	500,304
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6) (7)	600,000	640,171
Hyundai Capital America, 3.750%, 4/6/2016 (6) (7)	500,000	501,232
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (6) (7)	500,000	489,446
Jefferies Group, Inc., 6.875%, 4/15/2021	500,000	534,904
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	408,297
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	275,075

Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (6) (7)	1,000,000	1,008,853

		5,305,430
Electric - 2.6%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6) (7)	250,000	244,418
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	291,316
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1) (6) (7)	1,000,000	1,041,080
Nisource Finance Corp., 6.125%, 3/1/2022	150,000	168,282
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	305,862

		2,050,958
Environmental Control - 0.4%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	312,811
Food - 2.0%
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	535,876
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,053,073

		1,588,949
Forest Products & Paper - 0.4%
International Paper Co., 8.700%, 6/15/2038	250,000	312,644
Healthcare-Products - 1.8%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	500,000	540,592
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	256,715
Hospira, Inc., 6.400%, 5/15/2015 (1)	500,000	579,689

		1,376,996
Healthcare-Services - 2.3%
DaVita, Inc., 6.375%, 11/1/2018	500,000	496,875
Humana, Inc., 8.150%, 6/15/2038	500,000	571,454
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	250,000	281,143
UnitedHealth Group, Inc., 1.586%, 2/7/2011 (4)	450,000	451,115

		1,800,587
Home Furnishings - 1.0%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	823,235
Insurance - 4.4%
Aflac, Inc., 8.500%, 5/15/2019	700,000	882,678
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	305,206
AON Corp., 6.250%, 9/30/2040 (1)	750,000	765,064
Lincoln National Corp., 7.000%, 6/15/2040	500,000	537,818
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	450,238
MetLife, Inc., 1.536%, 8/6/2013 (4)	500,000	508,440

		3,449,444
Internet - 1.3%
Expedia, Inc., 5.950%, 8/15/2020 (6) (7)	1,000,000	1,017,500
Iron/Steel - 1.3%
ArcelorMittal, 7.000%, 10/15/2039 (1)	1,000,000	1,014,978
Lodging - 1.2%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	400,000	417,626
Wyndham Worldwide Corp., 7.375%, 3/1/2020 (1)	500,000	547,618

		965,244
Media - 2.8%
CBS Corp., 8.875%, 5/15/2019	500,000	643,572
DirecTV Holdings LLC, 6.000%, 8/15/2040 (1)	500,000	497,954
DirecTV Holdings LLC, 6.375%, 6/15/2015	500,000	520,000
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	279,941
Viacom, Inc., 6.125%, 10/5/2017 (1)	250,000	291,079

		2,232,546
Mining - 2.7%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,035,689
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (1)	350,000	428,668
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	548,876

Vale Overseas, Ltd., 6.875%, 11/10/2039	125,000	139,588

		2,152,821
Oil & Gas - 8.1%
Anadarko Petroleum Corp., 6.450%, 9/15/2036 (1)	500,000	486,182
Chesapeake Energy Corp., 6.625%, 8/15/2020 (1)	1,000,000	1,012,500
Ecopetrol SA, 7.625%, 7/23/2019	500,000	598,750
Hess Corp., 8.125%, 2/15/2019	250,000	325,237
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	318,518
Nexen, Inc., 7.500%, 7/30/2039	250,000	300,632
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,070,000
Rowan Cos., Inc., 5.000%, 9/1/2017 (1)	500,000	517,779
Talisman Energy, Inc., 7.750%, 6/1/2019	700,000	888,053
Valero Energy Corp., 6.125%, 2/1/2020 (1)	500,000	541,843
Valero Energy Corp., 9.375%, 3/15/2019 (1)	250,000	316,739

		6,376,233
Oil & Gas Services - 1.1%
Weatherford International, Ltd., 6.750%, 9/15/2040 (1)	500,000	523,447
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	322,690

		846,137
Packaging & Containers - 2.0%
Ball Corp., 6.625%, 3/15/2018	500,000	511,250
Ball Corp., 7.125%, 9/1/2016	150,000	163,125
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	884,634

		1,559,009
Pharmaceuticals - 1.9%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (6) (7)	250,000	253,125
Express Scripts, Inc., 6.250%, 6/15/2014	500,000	568,782
McKesson Corp., 7.500%, 2/15/2019	350,000	440,619
Teva Pharmaceutical Finance III LLC, 0.691%, 12/19/2011 (4)	250,000	251,094

		1,513,620
Pipelines - 1.8%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040 (1)	750,000	776,129
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	315,414
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	323,176

		1,414,719
Retail - 1.6%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	600,000	673,190
JC Penney Corp., Inc., 7.125%, 11/15/2023	300,000	313,500
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	306,985

		1,293,675
Semiconductors - 0.1%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	112,689
Sovereign - 0.7%
Korea Expressway Corp., 4.500%, 3/23/2015 (6) (7)	500,000	521,977
Telecommunications - 3.4%
Frontier Communications Corp., 8.125%, 10/1/2018	500,000	552,500
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	1,052,500
Qtel International Finance, Ltd., 3.375%, 10/14/2016 (6) (7)	500,000	482,954
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	500,000	505,260
TELUS Corp., 8.000%, 6/1/2011 (1)	55,000	56,814

		2,650,028
Toys/Games/Hobbies - 0.6%
Mattel, Inc., 6.200%, 10/1/2040	500,000	488,326
Transportation - 0.4%
FedEx Corp., 8.000%, 1/15/2019	250,000	318,411

Total Corporate Bonds & Notes (identified cost $44,000,751)		48,952,426

U.S. Government & U.S. Government Agency Obligations - 11.2%

U.S. Treasury Bonds & Notes - 11.2%
2.000%, 4/15/2012 (1)	1,076,450	1,110,510
2.125%, 1/15/2019 (1)	1,526,100	1,727,951
2.375%, 4/15/2011 (1)	1,650,750	1,666,355
3.500%, 1/15/2011	1,882,575	1,891,400
3.500%, 2/15/2018	500,000	544,414
3.500%, 2/15/2039	1,000,000	898,906
4.500%, 2/28/2011	1,000,000	1,010,703

Total U.S. Government & U.S. Government Agency Obligations (identified cost $8,739,989)		8,850,239

U.S. Government Agency-Mortgage Securities - 12.5%

Federal Home Loan Mortgage Corporation - 1.8%
5.000%, 2/1/2039	1,322,365	1,399,127
Federal National Mortgage Association - 1.7%
6.000%, 12/1/2038	599,652	653,146
6.500%, 10/1/2037	607,538	676,430

		1,329,576
Government National Mortgage Association - 9.0%
4.000%, 10/15/2040	1,497,608	1,538,675
4.000%, 12/15/2040 (5)	2,500,000	2,563,672
5.500%, 2/15/2039	864,721	940,958
6.000%, 10/15/2038	358,781	395,906
6.000%, 12/15/2038	996,190	1,099,273
6.000%, 1/15/2039	556,452	614,032

		7,152,516

Total U.S. Government Agency-Mortgage Securities (identified cost $9,586,611)		9,881,219

Short-Term Investments - 28.0%

Collateral Pool Investment for Securities on Loan - 20.3%
(See Note 2 of the Schedule of Investments)		15,998,555

Mutual Funds - 4.5%
Marshall Prime Money Market Fund, Class I, 0.225% (13)	3,589,592	3,589,592

U.S. Treasury Bills - 3.2%
0.120%, 12/9/2010 (11)	$1,000,000	999,980
0.160%, 1/6/2011 (11)	1,500,000	1,499,813

		2,499,793

Total Short-Term Investments (identified cost $22,087,888)		22,087,940

Total Investments - 122.5% (identified cost $91,093,975)		96,708,463
Other Assets and Liabilities - (22.5)%		(17,730,849)

Total Net Assets - 100.0%		$78,977,614

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 5.0%

Asset-Backed Securities - 5.0%
Straight - A Funding, 0.260%, 1/19/2011 (6) (7) (11)	$25,000,000	$24,991,153

Total Commercial Paper		24,991,153

Corporate Bonds & Notes - 2.6%

Diversified Financial Services - 2.6%
General Electric Capital Corp., FDIC-GTD, TLGP, 1.800%, 3/11/2011	12,590,000	12,644,098

Total Corporate Bonds & Notes		12,644,098

Municipals - 33.3%

California - 24.4%
California Housing Finance Agency, Single Family Housing, Revenue Bonds, FNMA, FHLMC, 0.250%, 2/1/2016 (4) (9)	19,925,000	19,925,000
California Statewide Communities Development Authority, Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 12/15/2037, Call 12/15/2010 (4) (9)	25,000,000	25,000,000
Puttable Floating Option Tax-Exempt Receipts, Multi-Family Housing, Revenue Bonds, FHLMC, 0.390%, 4/1/2044, Call 12/1/2018 (4)	5,000,000	5,000,000
San Francisco City & County Redevelopment Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.250%, 6/15/2034, Call 12/15/2010 (4) (9)	21,100,000	21,100,000
Santa Cruz Redevelopment Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.290%, 8/15/2035, Call 12/15/2010 (4) (9)	24,925,000	24,925,000
Southern California Home Financing Authority, Single Family Housing, Revenue Bonds, FNMA, FHLMC, 0.250%, 2/1/2034, Call 12/1/2010 (4) (9)	25,040,000	25,040,000

		120,990,000

Federal Home Loan Mortgage Corporation - 3.9%
Federal Home Loan Mortgage Corp., Multi-Family Housing, Revenue Bonds, 0.350%, 7/15/2050 (4) (9)	19,135,000	19,135,000

New York - 5.0%
New York State Housing Finance Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.370%, 5/15/2032, Call 12/1/2010 (4) (9)	25,000,000	25,000,000

Total Municipals		165,125,000

Repurchase Agreements - 36.1%
Agreement with Barclays Capital, Inc., 0.230%, dated 11/30/2010, to be repurchased at $50,000,319 on 12/1/2010, collateralized by a U.S. Government Treasury Obligation with a maturity of 10/31/2011, with a market value of $51,000,044	50,000,000	50,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 11/30/2010, to be repurchased at $10,000,278 on 12/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2033, with a market value of $10,200,001	10,000,000	10,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 11/30/2010, to be repurchased at $10,000,278 on 12/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2028, with a market value of $10,200,000	10,000,000	10,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.250%, dated 11/30/2010, to be repurchased at $100,000,694 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 12/1/2039, with a market value of $102,000,001	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp., 0.080%, dated 11/30/2010, to be repurchased at $9,194,854 on 12/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2013, with a market value of $9,383,000	9,194,833	9,194,833

Total Repurchase Agreements		179,194,833

U.S. Government & U.S. Government Agency Obligations - 23.0%

Federal Home Loan Bank - 12.1%
0.166%, 2/10/2012 (4)	20,000,000	19,992,533
0.259%, 10/13/2011 (4)	20,000,000	20,018,508
0.400%, 11/18/2011	10,000,000	10,000,000
0.400%, 11/18/2011	10,000,000	10,000,000

		60,011,041

Federal Home Loan Mortgage Corporation - 6.7%
0.230%, 4/12/2011 (11)	13,100,000	13,088,952
0.340%, 10/12/2012 (4)	20,000,000	20,000,000

		33,088,952

Federal National Mortgage Association - 4.2%
0.250%, 1/18/2011 (11)	6,000,000	5,998,000
0.283%, 9/17/2012 (4)	15,000,000	14,994,556

		20,992,556

Total U.S. Government & U.S. Government Agency Obligations		114,092,549

Total Investments - 100.0% (at amortized cost)		496,047,633
Other Assets and Liabilities - 0.0%		22,221

Total Net Assets - 100.0%		$496,069,854

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS –

As of November 30, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 101.9%

Alabama - 4.5%
Bessemer Governmental Utility Services Corp., Water, Revenue Bonds, 0.400%, 6/1/2015 (4)	$5,085,000	$5,085,000
Chatom Industrial Development Board, Pollution, Revenue Bonds, 0.830%, 12/1/2024, Call 12/1/2010 (4) (5)	8,000,000	8,000,000
Chatom Industrial Development Board, Utilities, Revenue Bonds, 0.830%, 11/15/2038, Call 5/16/2011 (4)	2,355,000	2,355,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.400%, 10/1/2032, Call 12/1/2010 (4)	1,584,000	1,584,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.400%, 10/1/2032, Call 12/1/2010 (4)	3,200,000	3,200,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.400%, 10/1/2032, Call 12/1/2010 (4)	1,465,000	1,465,000
JP Morgan Chase Putters/Drivers Trust, Higher Education, Revenue Bonds, 0.350%, 12/1/2029, Call 6/1/2016 (4) (6) (7)	4,845,000	4,845,000
Mobile Industrial Development Board, Pollution, Revenue Bonds, 1.000%, 8/16/2011 (4)	15,000,000	15,000,000

		41,534,000
Arizona - 5.0%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 0.400%, 2/1/2042, Call 12/1/2010 (4)	8,000,000	8,000,000
Greater Arizona Development Authority, Facilities, Revenue Bonds, 0.380%, 8/1/2015 (4)	2,675,000	2,675,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.440%, 2/1/2042, Call 2/1/2013 (4) (6) (7)	13,840,000	13,840,000
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 0.570%, 2/1/2042, Call 2/1/2013 (4)	21,705,000	21,705,000

		46,220,000
California - 6.6%
Abag Finance Authority for Nonprofit Corps., General, Revenue Bonds, 0.560%, 10/1/2029, Call 12/1/2010 (4)	10,430,000	10,430,000
City of Concord, Multi-Family Housing, Revenue Bonds, 0.330%, 7/15/2018 (4)	3,500,000	3,500,000
County of Riverside, General, Revenue Notes, 2.000%, 10/12/2011	7,000,000	7,077,922
Fontana Unified School District, School District, GO UT, 0.400%, 2/1/2016 (4)	3,765,000	3,765,000
JP Morgan Chase Putters/Drivers Trust, School District, GO UT, 0.450%, 8/1/2012 (4) (6) (7)	2,565,000	2,565,000
Los Angeles County Community Development Commission, Development, Certificate of Participation, 0.350%, 11/1/2015, Call 12/1/2010 (4)	5,200,000	5,200,000
Sacramento County Housing Authority, Multi-Family Housing, Revenue Bonds, 0.390%, 5/15/2031 (4)	7,500,000	7,500,000
State of California, General Obligation, GO UT, 0.370%, 3/1/2035, Call 3/1/2016 (4)	12,250,000	12,250,000
State of California, General Obligation, GO UT, 0.400%, 2/1/2015 (4)	4,995,000	4,995,000
Sweetwater Union High School District, School District, GO UT, 0.400%, 8/1/2013 (4)	3,620,000	3,620,000

		60,902,922
Colorado - 3.5%
Colorado Educational & Cultural Facilities Authority, Nursing Homes, Revenue Bonds, 0.280%, 12/1/2034, Call 12/1/2010 (4)	100,000	100,000
Colorado Health Facilities Authority, Nursing Homes, Revenue Bonds, 0.500%, 8/1/2034, Call 12/1/2010 (4)	3,735,000	3,735,000
Colorado Health Facilities Authority, Nursing Homes, Revenue Bonds, 0.500%, 8/1/2034, Call 12/1/2010 (4)	4,655,000	4,655,000
County of Pueblo, Medical, Revenue Bonds, 0.500%, 11/1/2028, Call 2/1/2011 (4)	700,000	700,000
JP Morgan Chase Putters/Drivers Trust, Single Family Housing, Revenue Bonds, 0.400%, 11/1/2016 (4) (6) (7)	2,750,000	2,750,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.570%, 12/1/2028 (4)	15,500,000	15,500,000
Southern Ute Tribe of Southern Ute Indian Reservation, General, Revenue Bonds, 0.350%, 4/1/2040, Call 12/1/2010 (4) (6) (7)	5,000,000	5,000,000

		32,440,000

Connecticut - 0.4%
Connecticut State Health & Educational Facility Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 0.400%, 1/1/2016 (4)	3,575,000	3,575,000
District of Columbia - 0.9%
District of Columbia, Development, Revenue Bonds, 0.330%, 11/1/2027, Call 12/1/2010 (4)	2,500,000	2,500,000
District of Columbia, Education, Revenue Bonds, 0.450%, 10/1/2023, Call 12/1/2010 (4)	4,005,000	4,005,000
District of Columbia, General, Revenue Bonds, 0.450%, 3/1/2026, Call 12/1/2010 (4)	2,060,000	2,060,000

		8,565,000
Florida - 4.1%
Broward County School Board, General, Certificate of Participation, 0.400%, 1/1/2016 (4)	4,995,000	4,995,000
Citizens Property Insurance Corp., General, Revenue Notes, 2.000%, 4/21/2011	12,500,000	12,534,322
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010 (4)	3,050,000	3,050,000
County of Brevard, Education, Revenue Bonds, 0.450%, 10/1/2019, Call 12/1/2010 (4)	2,240,000	2,240,000
JP Morgan Chase Putters/Drivers Trust, Water, Revenue Bonds, 0.400%, 11/1/2015 (4) (6) (7)	3,700,000	3,700,000
JP Morgan Chase Putters/Drivers Trust, Water, Revenue Bonds, 0.400%, 4/1/2018 (4) (6) (7)	3,000,000	3,000,000
Orange County Health Facilities Authority, Medical, Revenue Bonds, 0.750%, 11/15/2036, Call 12/1/2010 (4)	1,595,000	1,595,000
Orange County Industrial Development Authority, Education, Revenue Bonds, 0.450%, 10/1/2023, Call 12/1/2010 (4)	2,965,000	2,965,000
Palm Beach County School Board, General, Certificate of Participation, 0.350%, 8/1/2026, Call 8/1/2016 (4)	3,715,000	3,715,000

		37,794,322
Georgia - 1.4%
Bartow County Development Authority, Development, Revenue Bonds, 0.330%, 11/1/2030, Call 12/1/2010 (4)	7,000,000	7,000,000
Columbia County Development Authority, Education, Revenue Bonds, 0.400%, 8/1/2018, Call 12/1/2010 (4)	2,300,000	2,300,000
Rome-Floyd County Development Authority, Facilities, Revenue Bonds, 0.400%, 11/1/2011 (4)	3,500,000	3,500,000

		12,800,000
Hawaii - 0.2%
Hawaii State Department of Budget & Finance, Medical, Revenue Bonds, 0.390%, 5/1/2019, Call 12/1/2010 (4)	2,000,000	2,000,000
Illinois - 5.6%
Illinois Finance Authority, Medical, Revenue Bonds, 0.320%, 12/1/2037, Call 12/1/2010 (4)	145,000	145,000
Illinois Finance Authority, Medical, Revenue Bonds, 0.370%, 7/1/2029, Call 7/1/2012 (4)	5,850,000	5,850,000
Illinois Finance Authority, Medical, Revenue Bonds, 0.400%, 5/1/2038, Call 12/1/2010 (4)	7,240,000	7,240,000
JP Morgan Chase Putters/Drivers Trust, Transportation, Revenue Bonds, 0.400%, 6/1/2018 (4) (6) (7)	6,865,000	6,865,000
Phoenix Realty Special Account-U LP, Multi-Family Housing, Revenue Bonds, 0.450%, 4/1/2020, Call 12/1/2010 (4)	4,075,000	4,075,000
Regional Transportation Authority, General, Revenue Bonds, 0.320%, 7/1/2028 (4)	9,405,000	9,405,000
State of Illinois, General Obligation, GO UT, 3.000%, 4/15/2011	12,000,000	12,048,210
Upper Illinois River Valley Development Authority, Development, Revenue Bonds, 0.470%, 8/1/2033, Call 12/1/2010 (4)	6,335,000	6,335,000

		51,963,210
Indiana - 0.7%
City of South Bend, Development, Revenue Bonds, 0.310%, 4/1/2033, Call 12/2/2010 (4)	6,645,000	6,645,000
Iowa - 5.0%
Iowa Finance Authority, Development, Revenue Bonds, 0.370%, 6/1/2036, Call 12/1/2010 (4)	21,000,000	21,000,000
Iowa Finance Authority, Development, Revenue Bonds, 0.370%, 9/1/2036, Call 12/1/2010 (4)	19,000,000	19,000,000
Iowa Finance Authority, Nursing Homes, Revenue Bonds, 0.300%, 11/1/2042, Call 12/1/2010 (4)	5,745,000	5,745,000

		45,745,000
Kansas - 1.6%
City of Burlington, Pollution, Revenue Bonds, 0.600%, 1/20/2011	7,300,000	7,300,000
City of Burlington, Pollution, Revenue Bonds, 0.600%, 1/20/2011	7,695,000	7,695,000

		14,995,000
Kentucky - 3.2%
County of Mason, Pollution, Revenue Bonds, 1.090%, 10/15/2014, Call 12/1/2010 (4)	12,400,000	12,400,000
County of Mason, Pollution, Revenue Bonds, 1.090%, 10/15/2014, Call 12/1/2010 (4)	7,265,000	7,265,000
County of Simpson, Medical, Revenue Bonds, 0.360%, 6/1/2036, Call 12/1/2010 (4)	4,105,000	4,105,000
Hancock County, 0.400%, 7/1/2011 (4)	1,000,000	1,000,000

Hancock County, 0.400%, 7/1/2012 (4)	1,685,000	1,685,000
Hardin County Water District No. 1, Water, Revenue Bonds, 0.440%, 9/1/2022, Call 12/2/2010 (4)	3,410,000	3,410,000

		29,865,000
Louisiana - 4.4%
Lafayette Parish Industrial Development Board, Development, Revenue Bonds, 0.500%, 12/15/2014, Call 12/1/2010 (4)	1,540,000	1,540,000
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 0.400%, 1/1/2022 (4)	1,665,000	1,665,000
Parish of St. James, Development, Revenue Bonds, 0.330%, 11/1/2040, Call 12/1/2010 (4)	12,000,000	12,000,000
Parish of St. James, Development, Revenue Bonds, 0.350%, 11/1/2039, Call 12/1/2010 (4)	25,000,000	25,000,000

		40,205,000
Maryland - 3.0%
County of Washington, Nursing Homes, Revenue Bonds, 0.350%, 11/1/2032, Call 12/1/2010 (4)	11,570,000	11,570,000
Maryland Health & Higher Educational Facilities Authority, Medical, Revenue Bonds, 0.570%, 7/1/2036, Call 12/21/2010 (4)	16,000,000	16,000,000

		27,570,000
Massachusetts - 1.7%
BB&T Municipal Trust, General, 0.430%, 10/1/2028 (4) (6) (7)	8,300,000	8,300,000
Massachusetts Development Finance Agency, Nursing Homes, Revenue Bonds, 0.280%, 6/1/2034, Call 12/2/2010 (4) (5)	6,500,000	6,500,000
Massachusetts Industrial Finance Agency, Development, Revenue Bonds, 0.500%, 12/1/2019, Call 12/1/2010 (4)	1,000,000	1,000,000

		15,800,000
Michigan - 2.4%
Charter Township of Holland, General, Revenue Bonds, 0.450%, 10/1/2028, Call 12/1/2010 (4)	3,665,000	3,665,000
Michigan Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.340%, 3/1/2031, Call 12/1/2010 (4)	13,100,000	13,100,000
Michigan Strategic Fund, Nursing Homes, Revenue Bonds, 0.400%, 2/1/2032, Call 12/1/2010 (4)	5,565,000	5,565,000

		22,330,000
Minnesota - 2.2%
City of Bloomington, Development, Revenue Bonds, 0.310%, 12/1/2015 (4)	3,310,000	3,310,000
City of Bloomington, Development, Revenue Bonds, 0.310%, 12/1/2015, Call 12/1/2010 (4)	3,405,000	3,405,000
City of Owatonna, Nursing Homes, Revenue Bonds, 0.330%, 1/1/2030, Call 12/1/2010 (4)	3,290,000	3,290,000
City of Ramsey, Development, Revenue Bonds, 0.350%, 12/1/2023, Call 12/1/2010 (4)	3,315,000	3,315,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 0.570%, 1/1/2030 (4)	6,810,000	6,810,000

		20,130,000
Mississippi - 1.1%
Mississippi Business Finance Corp., Utilities, Revenue Bonds, 0.750%, 5/1/2011 (4)	10,000,000	10,000,000
Nebraska - 1.0%
Central Plains Energy Project, Power, Revenue Bonds, 0.350%, 12/1/2021 (4)	8,475,000	8,475,000
Nebraska Investment Finance Authority, Multi-Family Housing, Revenue Bonds, 0.420%, 9/1/2031, Call 12/1/2010 (4)	600,000	600,000

		9,075,000
New Hampshire - 0.9%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, 0.400%, 8/1/2011 (4)	8,690,000	8,690,000
New Jersey - 2.6%
JP Morgan Chase Putters/Drivers Trust, Transportation, Revenue Bonds, 0.400%, 12/15/2013 (4) (6) (7)	2,775,000	2,775,000
New Jersey Economic Development Authority, Nursing Homes, Revenue Bonds, 0.400%, 11/1/2040, Call 12/1/2010 (4)	9,575,000	9,575,000
New Jersey Economic Development Authority, Nursing Homes, Revenue Bonds, 0.400%, 11/1/2040, Call 12/1/2010 (4)	6,455,000	6,455,000
New Jersey Health Care Facilities Financing Authority, Medical, Revenue Bonds, 0.400%, 7/1/2038, Call 12/1/2010 (4)	4,805,000	4,805,000

		23,610,000
New York - 7.0%
City of New York, General Obligation, GO UT, 0.310%, 8/1/2024, Call 12/1/2010 (4)	4,570,000	4,570,000
County of Nassau, General Obligation, GO UT, 1.750%, 10/15/2011 (5)	10,000,000	10,052,500
Erie County Industrial Development Agency, Education, Revenue Bonds, 0.350%, 2/1/2038, Call 12/1/2010 (4)	21,855,000	21,855,000

Jefferson Central School District, School District, GO UT, 2.000%, 6/23/2011	8,485,000	8,531,913
New York City Industrial Development Agency, General, Revenue Bonds, 0.350%, 3/1/2030, Call 12/1/2010 (4)	4,500,000	4,500,000
New York State Thruway Authority, Transportation, Revenue Bonds, 0.330%, 1/1/2014 (4)	2,995,000	2,995,000
Onondaga County Industrial Development Agency, Development, Revenue Bonds, 0.350%, 12/1/2021, Call 12/2/2010 (4)	4,420,000	4,420,000
Utica Industrial Development Agency, Higher Education, Revenue Bonds, 0.520%, 7/15/2029, Call 12/1/2010 (4)	7,470,000	7,470,000

		64,394,413
North Carolina - 1.3%
BB&T Municipal Trust, General, Revenue Bonds, 0.350%, 6/1/2025 (4) (6) (7)	10,000,000	10,000,000
North Carolina Medical Care Commission, Nursing Homes, Revenue Bonds, 0.400%, 2/1/2022, Call 12/1/2010 (4)	2,200,000	2,200,000

		12,200,000
Ohio - 5.6%
City of Akron, General, Special Assessment, 2.500%, 9/30/2011	3,000,000	3,023,282
City of Lima, Medical, Revenue Bonds, 0.330%, 4/1/2037, Call 12/1/2010 (4)	9,650,000	9,650,000
County of Allen, Medical, Revenue Bonds, 0.270%, 10/1/2031, Call 12/1/2010 (4)	10,275,000	10,275,000
County of Lawrence, Development, Revenue Bonds, 0.400%, 11/1/2011 (4)	3,500,000	3,500,000
County of Warren, 0.490%, 9/1/2015 (4)	5,190,000	5,190,000
Ohio State Higher Educational Facility Commission, Medical, Revenue Bonds, 0.370%, 1/15/2046, Call 1/15/2017 (4)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.420%, 4/1/2026 (4)	8,300,000	8,300,000

		51,188,282
Oklahoma - 0.4%
Oklahoma Industries Authority, Education, Revenue Bonds, 0.500%, 8/1/2018, Call 12/1/2010 (4)	1,190,000	1,190,000
Tulsa Industrial Authority, General, Revenue Bonds, 0.500%, 11/1/2026, Call 12/1/2010 (4)	2,825,000	2,825,000

		4,015,000
Oregon - 0.9%
Oregon State Housing & Community Services Department, Housing, Revenue Bonds, 0.400%, 2/1/2042, Call 12/1/2010 (4)	7,945,000	7,945,000
Pennsylvania - 4.8%
Allegheny County Sanitation Authority, Water, Revenue Bonds, 5.500%, 12/1/2010	4,860,000	4,908,600
BB&T Municipal Trust, General, 0.310%, 12/1/2014, Call 12/1/2010 (4)	7,910,000	7,910,000
JP Morgan Chase Putters/Drivers Trust, General Obligation, Revenue Bonds, 0.400%, 6/1/2015 (4) (6) (7)	4,800,000	4,800,000
Philadelphia School District, School District, GO UT, 2.500%, 6/30/2011	15,000,000	15,107,779
Reading School District, School District, GO UT, 0.400%, 1/15/2014 (4)	6,260,000	6,260,000
Westmoreland County Industrial Development Authority, Nursing Homes, Revenue Bonds, 0.500%, 1/1/2036, Call 12/1/2010 (4)	5,465,000	5,465,000

		44,451,379
Puerto Rico - 1.4%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 1.000%, 3/1/2011 (4)	7,605,000	7,605,000
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Pollution, Revenue Bonds, 0.950%, 3/1/2011 (4)	5,770,000	5,770,000

		13,375,000
Rhode Island - 2.5%
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.600%, 3/1/2034, Call 12/1/2010 (4)	11,610,000	11,610,000
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.600%, 11/1/2036, Call 12/1/2010 (4)	11,290,000	11,290,000

		22,900,000
South Carolina - 3.4%
County of Berkeley, Pollution, Revenue Bonds, 0.380%, 7/1/2012, Call 12/1/2010 (4)	10,400,000	10,400,000
County of York, Pollution, Revenue Bonds, 0.750%, 9/15/2024 (4)	2,000,000	2,000,000
County of York, Pollution, Revenue Bonds, 0.750%, 9/15/2024 (4)	5,000,000	5,000,000
Patriots Energy Group, Utilities, Revenue Bonds, 0.370%, 6/1/2036, Call 12/2/2010 (4)	6,165,000	6,165,000
South Carolina Jobs-Economic Development Authority, Education, Revenue Bonds, 0.400%, 6/1/2030, Call 12/1/2010 (4)	3,860,000	3,860,000

South Carolina State Housing Finance & Development Authority, Multi-Family Housing, Revenue Bonds, 1.000%, 12/1/2010 (4)	2,005,000	2,005,000
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, 0.380%, 4/1/2012 (4)	2,090,000	2,090,000

		31,520,000
South Dakota - 1.5%
South Dakota Housing Development Authority, Housing, Revenue Bonds, 0.380%, 11/1/2048, Call 12/1/2010 (4)	6,625,000	6,625,000
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, 0.360%, 5/1/2048, Call 12/1/2010 (4)	7,280,000	7,280,000

		13,905,000
Tennessee - 2.3%
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 0.570%, 1/1/2030, Call 12/13/2010 (4)	3,480,000	3,480,000
Sevierville Public Building Authority, Facilities, Revenue Bonds, 0.300%, 6/1/2031, Call 12/1/2010 (4)	17,400,000	17,400,000

		20,880,000
Texas - 2.6%
Atascosa County Industrial Development Corp., Power, Revenue Bonds, 0.500%, 6/30/2020, Call 12/1/2010 (4)	11,000,000	11,000,000
Dallam County Industrial Development Corp., Pollution, Revenue Bonds, 0.700%, 5/1/2039, Call 12/1/2010 (4)	2,800,000	2,800,000
Dickinson Independent School District, School District, GO UT, 0.310%, 2/15/2028 (4)	7,200,000	7,200,000
Hays Memorial Health Facilities Development Corp., Medical, Revenue Bonds, 1.020%, 11/15/2014 (4)	400,000	400,000
JP Morgan Chase Putters/Drivers Trust, General Obligation, GO UT, 0.300%, 10/1/2029, Call 4/1/2015 (4) (6) (7)	2,165,000	2,165,000

		23,565,000
Utah - 0.6%
Utah Associated Municipal Power Systems, Power, Revenue Bonds, 0.400%, 4/1/2012 (4)	5,360,000	5,360,000
Virginia - 0.8%
Caroline County Industrial Development Authority, Utilities, Revenue Bonds, 0.320%, 12/1/2037, Call 12/2/2010 (4)	6,120,000	6,120,000
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 0.450%, 9/1/2019, Call 12/1/2010 (4)	1,305,000	1,305,000

		7,425,000
Washington - 0.5%
Washington State Housing Finance Commission, Education, Revenue Bonds, 0.400%, 7/1/2028, Call 12/1/2010 (4)	4,335,000	4,335,000
Wisconsin - 4.3%
Maple School District, School District, Revenue Notes, 1.000%, 11/1/2011	3,000,000	3,001,606
Reedsburg School District, School District, Revenue Notes, 1.000%, 10/21/2011	4,000,000	4,005,639
Sturgeon Bay School District, School District, Revenue Notes, 1.100%, 10/26/2011	2,000,000	2,002,494
Sun Prairie Area School District, Education, Revenue Notes, 1.000%, 10/24/2011	10,400,000	10,425,849
Waukesha Housing Authority, Multi-Family Housing, Revenue Bonds, 0.450%, 2/1/2026, Call 12/1/2010 (4)	5,390,000	5,390,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.310%, 12/1/2032, Call 12/1/2010 (4)	1,515,000	1,515,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.370%, 8/15/2034, Call 8/15/2016 (4)	2,200,000	2,200,000
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.500%, 5/1/2026, Call 12/1/2010 (4)	120,000	120,000
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Revenue Bonds, 0.450%, 5/1/2037, Call 12/1/2010 (4)	4,735,000	4,735,000
Wisconsin Municipalities Private School Finance Commission, Medical, Revenue Bonds, 0.400%, 10/1/2045, Call 12/1/2010 (4)	3,035,000	3,035,000
Wisconsin-Dells School District, School District, Revenue Notes, 1.000%, 10/28/2011	2,800,000	2,803,014

		39,233,602

Total Municipals		939,147,130

Mutual Funds - 0.7%
Federated Tax-Free Obligations Fund, Class I, 0.106%	5,858,320	5,858,320

Total Mutual Funds		5,858,320

Total Investments - 102.6% (at amortized cost)		945,005,450
Other Assets and Liabilities - (2.6)%		(23,524,982)

Total Net Assets - 100.0%		$921,480,468

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2010

(Unaudited)

Description	Principal Amount	Value
Certificates of Deposit - 14.1%

Banks - 12.7%
Dexia Credit Local NY, 1.689%, 4/18/2011 (4)	$150,000,000	$150,000,000
Natixis/New York, 0.440%, 1/7/2011 (4)	50,000,000	50,000,000
Royal Bank of Canada NY, 0.450%, 12/2/2011 (4)	100,000,000	100,000,000
Standard Chartered Bank New York, 0.756%, 8/12/2011 (4)	50,000,000	50,000,000
State Street Bank and Trust Co., 0.486%, 3/2/2011 (4)	100,000,000	100,000,000

		450,000,000
Foreign Banks - 1.4%
Barclays Bank PLC, 0.439%, 7/19/2011 (4)	50,000,000	50,000,000

Total Certificates of Deposit		500,000,000

Commercial Paper - 33.9%

Asset-Backed Securities - 6.5%
Concord Minutemen Capital Co., LLC, 0.470%, 3/4/2011 (6) (7) (11)	50,000,000	49,939,292
GovCo LLC, 0.280%, 2/8/2011 (6) (7) (11)	50,000,000	49,973,166
GovCo LLC, 0.620%, 1/24/2011 (6) (7) (11)	30,000,000	29,972,100
Lexington Parker Capital Co., LLC, 0.500%, 2/2/2011 (6) (7) (11)	100,000,000	99,912,500

		229,797,058
Automobiles - 8.4%
Ford Credit Auto Receivables Trust, 0.420%, 4/1/2011 (11)	75,000,000	74,894,125
Ford Credit Auto Receivables Trust, 0.480%, 3/1/2011 (11)	75,000,000	74,910,000
Toyota Motor Credit Corp., 0.320%, 2/4/2011 (11)	100,000,000	99,942,222
Toyota Motor Credit Corp., 0.330%, 1/20/2011 (11)	50,000,000	49,977,084

		299,723,431
Consumer Electronics - 2.5%
Panasonic Finance, Inc., 0.330%, 12/3/2010 (6) (7) (11)	33,000,000	32,999,395
Panasonic Finance, Inc., 0.350%, 2/3/2011 (6) (7) (11)	30,000,000	29,981,333
Panasonic Finance, Inc., 0.420%, 2/1/2011 (6) (7) (11)	25,000,000	24,981,917

		87,962,645
Foreign Banks - 10.2%
ANZ National Ltd., 0.388%, 7/25/2011 (4) (6) (7)	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.340%, 1/27/2011 (6) (7) (11)	50,000,000	49,973,084
Skandinaviska Enskilda Banken AB, 0.390%, 2/22/2011 (6) (7) (11)	100,000,000	99,910,083
Societe Generale North America, Inc., 0.240%, 12/1/2010 (11)	90,000,000	90,000,000
Societe Generale North America, Inc., 0.330%, 2/25/2011 (11)	50,000,000	49,960,583

		364,843,750
Insurance - 6.3%
Prudential Funding LLC, 0.320%, 2/23/2011 (11)	50,000,000	49,962,667
Prudential Funding LLC, 0.500%, 2/17/2011 (11)	25,000,000	24,972,917
Prudential Funding LLC, 0.500%, 2/18/2011 (11)	25,000,000	24,972,569
Prudential PLC, 0.380%, 3/25/2011 (6) (7) (11)	75,000,000	74,909,750
Prudential PLC, 0.470%, 1/24/2011 (6) (7) (11)	50,000,000	49,964,750

		224,782,653

Total Commercial Paper		1,207,109,537

Corporate Bonds & Notes - 2.0%

Banks - 2.0%
Citigroup, Inc., 6.500%, 1/18/2011	72,095,000	72,649,927

Total Corporate Bonds & Notes		72,649,927

Funding Agreements - 3.2%

Insurance - 3.2%
Metropolitan Life Insurance Co., 0.487%, 2/1/2011 (4) (6) (10)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 0.497%, 3/1/2011 (4) (6) (10)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals - 15.1%

California - 2.5%
California Statewide Communities Development Authority, Multi-Family Housing, Revenue Bonds, 0.300%, 4/1/2042, Call 12/1/2010 (4) (9)	32,000,000	32,000,000
State of California, General Obligation, GO UT, 0.280%, 7/1/2023, Call 12/1/2010 (4)	33,425,000	33,425,000
State of California, School District, GO UT, 0.240%, 5/1/2034, Call 12/1/2010 (4)	21,725,000	21,725,000

		87,150,000
Connecticut - 2.3%
Connecticut Housing Finance Authority, Housing, Revenue Bonds, 0.380%, 11/15/2038, Call 12/2/2010 (4)	56,125,000	56,125,000
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, GO, 0.330%, 5/15/2031, Call 12/1/2010 (4) (9)	27,330,000	27,330,000

		83,455,000
District of Columbia - 0.8%
Metropolitan Washington Airports Authority, Airport, Revenue Bonds, 0.300%, 10/1/2039, Call 12/1/2010 (4)	28,855,000	28,855,000
Florida - 2.2%
Broward County Housing Finance Authority, Multi-Family Housing, Revenue Bonds, 0.500%, 6/1/2046 (4) (9)	43,995,000	43,995,000
Florida Municipal Power Agency, Power, Revenue Bonds, 0.280%, 10/1/2035, Call 12/1/2010 (4)	33,050,000	33,050,000

		77,045,000
Iowa - 0.7%
Iowa Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 0.290%, 1/1/2039, Call 12/1/2010 (4) (9)	24,825,000	24,825,000
Maine - 0.6%
City of Portland, General Obligation, GO UT, 0.350%, 6/1/2026, Call 12/1/2010 (4)	20,100,000	20,100,000
New Jersey - 0.7%
JP Morgan Chase Putters/Drivers Trust, General, Revenue Bonds, 0.350%, 4/1/2015 (4) (6) (7)	24,995,000	24,995,000
New York - 4.2%
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.270%, 5/15/2034, Call 12/15/2010 (4) (9)	44,500,000	44,500,000
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.270%, 6/15/2034, Call 12/1/2010 (4) (9)	49,000,000	49,000,000
New York State Housing Finance Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.270%, 11/15/2038, Call 12/1/2010 (4) (9)	56,100,000	56,100,000

		149,600,000
North Carolina - 0.6%
North Carolina Medical Care Commission, Medical, Revenue Bonds, 0.330%, 7/1/2034, Call 12/1/2010 (4)	21,000,000	21,000,000
Wisconsin - 0.5%
Wisconsin Housing & Economic Development Authority, Single Family Housing, Revenue Bonds, 0.380%, 3/1/2036, Call 12/1/2010 (4)	18,395,000	18,395,000

Total Municipals		535,420,000

Notes-Variable - 6.9%

Diversified Financial Services - 1.3%
General Electric Capital Corp., 0.737%, 2/1/2011 (4)	46,514,000	46,542,055
Foreign Banks - 5.6%
Rabobank Nederland NV, 0.354%, 12/16/2011 (4) (6) (7)	50,000,000	50,000,000

Svenska Handelsbanken AB, 0.390%, 7/1/2011 (4) (6) (7)	150,000,000	150,000,000

		200,000,000

Total Notes-Variable		246,542,055

Repurchase Agreements - 23.5%
Agreement with Deutsche Bank Alex Brown, Inc., 0.240%, dated 11/30/2010, to be repurchased at $400,002,667 on 12/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 7/17/2015, with a market value of $408,000,874	400,000,000	400,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.330%, dated 11/30/2010, to be repurchased at $75,000,688 on 12/1/2010, collateralized by Corporate Bonds with various maturities to 6/1/2040, with a market value of $78,000,001	75,000,000	75,000,000
Agreement with Fixed Income Clearing Corp., 0.080%, dated 11/30/2010, to be repurchased at $96,518,639 on 12/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 9/30/2011, with a market value of $98,452,900	96,518,424	96,518,424
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 11/30/2010, to be repurchased at $114,000,697 on 12/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2022, with a market value of $116,280,068	114,000,000	114,000,000
Agreement with Morgan Stanley & Co., Inc., 0.330%, dated 11/30/2010, to be repurchased at $150,001,375 on 12/1/2010, collateralized by Commercial Paper with various maturities to 3/14/2011, with a market value of $157,500,001	150,000,000	150,000,000

Total Repurchase Agreements		835,518,424

Trust Demand Notes - 4.0%

Broker/Dealers - 4.0%
JP Morgan Securities, Inc., 0.480%, 12/1/2010 (4)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations - 0.6%

Federal Home Loan Bank - 0.6% 0.500%, 12/30/2011	20,500,000	20,500,000

Total U.S. Government & U.S. Government Agency Obligations		20,500,000

Total Investments - 103.3% (at amortized cost)		3,675,739,943
Other Assets and Liabilities - (3.3)%		(118,004,868)

Total Net Assets - 100.0%		$3,557,735,075

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2010.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2010.

(5)	Purchased on a when-issued or delayed delivery basis.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At November 30, 2010, these securities amounted to:

Fund	Amount	% of Total Net Assets
Emerging Markets Equity Fund	$1,662,959	2.45%
Ultra Short-Tax Free Fund	2,277,057	0.63
Short-Term Income Fund	18,453,468	13.81
Short-Intermediate Bond Fund	36,322,974	20.90
Government Income Fund	19,268,121	5.36
Corporate Income Fund	7,640,623	10.44
Aggregate Bond Fund	49,909,408	13.66
Core Plus Bond Fund	7,622,046	9.65
Government Money Market Fund	24,991,153	5.04
Tax-Free Money Market Fund	70,605,000	7.66
Prime Money Market Fund	1,007,512,370	28.32

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.

(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.

(9)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 8.74%, 32.28% and 7.56%, respectively, as calculated based upon total portfolio market value.

(10)	Securities have redemption features that may delay redemption beyond seven days.

(11)	Each issue shows the rate of the discount at the time of purchase.

(12)	Issue is in default or bankruptcy.

(13)	Denotes an investment in an affiliated entity. An affiliated entity is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Marshall Fund. Transactions during the period with entities which are affiliates as of November 30, 2010 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Ultra Short Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.314%	$8,142,745	$92,579,483	$73,423,527	$18,540	$27,298,701
Intermediate Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.314%	28,468,389	79,812,152	69,283,413	25,942	38,997,128
Corporate Income Fund Marshall Prime Money Market Fund, Class I, 0.225%	1,964,977	13,994,764	13,846,991	1,570	2,112,750
Core Plus Bond Fund Marshall Prime Money Market Fund, Class I, 0.225%	3,662,916	13,640,985	13,714,309	1,951	3,589,592

The following acronyms are used throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agriculture Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	National Rural Utilities Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note

FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
NR	-	Not Rated
NVDR	-	Non-Voting Depository Receipt
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
WR	-	Withdrawn Rating
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2010 are as follows:

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$176,060,157		$30,857,234	$(4,981,750)	$25,875,484
Large-Cap Growth Fund	200,296,322		25,549,988	(2,068,514)	23,481,474
Large-Cap Focus Fund	33,226,585		3,987,995	(178,293)	3,809,702
Mid-Cap Value Fund	282,170,222		47,634,967	(9,497,796)	38,137,171
Mid-Cap Growth Fund	289,504,075		62,035,704	(2,628,886)	59,406,818
Small-Cap Growth Fund	371,919,260		93,777,026	(15,748,288)	78,028,738
International Stock Fund	60,637,751		8,941,252	(2,906,111)	6,035,141
Emerging Markets Equity Fund	48,515,801		20,721,850	(1,310,787)	19,411,063
Ultra Short Tax-Free Fund	373,490,645		708,955	(353,070)	355,885
Short-Term Income Fund	151,145,434		3,029,056	(2,147,319)	881,737
Short-Intermediate Bond Fund	282,502,111		3,802,274	(5,781,042)	(1,978,768)
Intermediate Tax-Free Fund	449,363,107		9,772,711	(3,498,754)	6,273,957
Government Income Fund	600,256,615		13,816,095	(4,038,263)	9,777,832
Corporate Income Fund	85,796,241		4,401,541	(108,113)	4,293,428
Aggregate Bond Fund	569,649,910		7,381,019	(2,277,256)	5,103,763
Core Plus Bond Fund	91,093,975		5,724,007	(109,519)	5,614,488
Government Money Market Fund	496,069,854	*	—	—	—
Tax-Free Money Market Fund	945,005,450	*	—	—	—
Prime Money Market Fund	3,675,739,943	*	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of November 30, 2010 (1):

Description	Value
Barclays Bank, PLC, 0.439%, 3/7/2011	$25,003,950
Blackrock Liquidity TempCash Money Market Fund, 0.195%	120,347,964
Blackrock Liquidity TempFund Money Market Fund, 0.175%	22,132,733
Citigroup, Inc., 0.374%, 5/18/2011	16,542,246
Deutsche Bank, 0.460%, 10/18/2011	24,995,625
Dreyfus Cash Management Plus, Inc., Money Market Fund, 0.184%	144,798,773
Dreyfus Institutional Cash Advantage Money Market Fund, 0.206%	116,000,000
FCAR Owner Trust I, 0.480%, 3/1/2011 (2)	24,944,333
Fidelity Institutional Money Market Fund, 0.231%	146,500,000
Metlife Insurance FA, 0.497%, 2/28/2011	20,000,000
Standard Chartered Bank, 0.756%, 8/12/2011	24,998,225
State Street Bank & Trust Co., 0.486%, 3/2/2011	24,999,550
Westpac Banking Corp., 0.590%, 6/10/2011	25,000,000

Total	$736,263,399

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$15,954,890	$16,453,705
Large-Cap Growth Fund	33,694,587	34,748,019
Large-Cap Focus Fund	5,530,719	5,703,632
Mid-Cap Value Fund	57,276,935	59,067,647
Mid-Cap Growth Fund	103,337,327	106,568,077
Small-Cap Growth Fund	173,995,268	179,435,077
International Stock Fund	3,174,355	3,273,598
Short-Term Income Fund	18,614,895	19,196,873
Short-Intermediate Bond Fund	84,000,183	86,626,374
Government Income Fund	81,822,711	84,380,828
Corporate Income Fund	17,181,505	17,718,669
Aggregate Bond Fund	103,845,701	107,092,345
Core Plus Bond Fund	15,513,536	15,998,555

Total	$713,942,612	$736,263,399

(1)	The collateral pool is managed by the fixed income group within M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”). Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2010.
(2)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common &

preferred stocks, options & futures contracts, and mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, and securities valued y an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$182,270,006	$—	$—	$182,270,006
Purchased Call Options	397,371	—	—	397,371
Purchased Put Options	60,008	—	—	60,008
Short-Term Investments	—	2,754,551	—	2,754,551
Total	$182,727,385	$2,754,551	$—	$185,481,936
Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$180,074,128	$—	$—	$180,074,128
Short-Term Investments	—	8,955,649	—	8,955,649
Total	$180,074,128	$8,955,649	$—	$189,029,777
Large-Cap Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$33,003,033	$—	$—	$33,003,033
Short-Term Investments	—	4,033,254	—	4,033,254
Total	$33,003,033	$4,033,254	$—	$37,036,287
Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$250,947,387	$—	$—	$250,947,387
Short-Term Investments	—	10,292,359	—	10,292,359
Total	$250,947,387	$10,292,359	$—	$261,239,746
Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$235,965,536	$—	$—	$235,965,536
Short-Term Investments	—	6,377,280	—	6,377,280
Total	$235,965,536	$6,377,280	$—	$242,342,816
Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$436,648,448	$—	$—	$436,648,448
Short-Term Investments	—	13,299,550	—	13,299,550
Total	$436,648,448	$13,299,550	$—	$449,947,998
International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks**
Australia	$—	$2,042,148	$—	$2,042,148
Austria	—	577,129	—	577,129
Belgium	—	130,914	—	130,914
Bermuda	—	509,957	—	509,957
Brazil	674,203	—	—	674,203
Canada	1,672,393	—	—	1,672,393
Cayman Islands	—	10,137	—	10,137
China	—	458,687	—	458,687
Cyprus	—	234,010	—	234,010
Denmark	—	172,407	—	172,407
Finland	—	250,825	—	250,825
France	—	5,348,472	—	5,348,472
Germany	—	6,534,581	—	6,534,581
Greece	—	33,903	—	33,903
Hong Kong	—	1,796,411	—	1,796,411
India	—	1,498,987	—	1,498,987
Indonesia	—	164,072	—	164,072
Ireland	319,008	—	—	319,008
Israel	208,066	—	—	208,066
Italy	—	660,569	—	660,569
Japan	—	12,960,635	—	12,960,635
Jersey	—	586,932	—	586,932
Luxembourg	—	164,224	—	164,224
Malaysia	—	110,723	—	110,723
Mexico	214,830	—	—	214,830
Netherlands	1,795,447	1,037,092	—	2,832,539
New Zealand	—	384,587	—	384,587
Norway	—	2,538,653	—	2,538,653
Poland	—	310,913	—	310,913
Portugal	—	280,007	—	280,007
Russia	—	360,298	—	360,298
Singapore	—	2,635,854	—	2,635,854
South Africa	—	332,768	—	332,768
South Korea	—	1,088,642	—	1,088,642
Spain	—	1,032,076	—	1,032,076
Sweden	—	2,270,207	—	2,270,207
Switzerland	—	2,409,021	—	2,409,021
Taiwan	353,116	460,851	—	813,967
Turkey	—	299,603	—	299,603
United Kingdom	241,740	8,218,700	—	8,460,440
United States	—	429,041	—	429,041
Preferred Stocks**	—	541,873	—	541,873
Rights	5,130	—	—	5,130
Short-Term Investments	—	2,294,822	—	2,294,822
Total	$5,483,933	$61,170,731	$—	66,654,664
Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks**
Bermuda	$637,948	$616,127	$—	$1,254,075
Brazil	8,829,386	—	—	8,829,386
Cayman Islands	317,625	—	—	317,625
Chile	690,235	—	—	690,235
China	1,956,020	6,287,347	—	8,243,367
Colombia	332,255	—	—	332,255
Czech Republic	—	872,833	—	872,833
Eqypt	—	1,061,922	—	1,061,922
Hong Kong	1,868,652	622,073	—	2,490,725
India	687,762	4,245,012	—	4,932,774
Indonesia	—	308,315	—	308,315
Israel	—	728,559	—	728,559
Mexico	3,904,299	—	—	3,904,299
Poland	—	598,546	—	598,546
Portugal	—	496,595	—	496,595
Russia	1,163,953	5,669,460	—	6,833,413
South Africa	—	4,352,317	—	4,352,317
South Korea	829,961	6,465,852	—	7,295,813
Taiwan	617,523	4,659,354	—	5,276,877
Thailand	—	3,092,981	—	3,092,981
Turkey	—	1,599,405	—	1,599,405
United Kingdom	—	1,239,386	—	1,239,386
Preferred Stocks*	320,820	—	—	320,820
Rights	47,255	—	—	47,255
Short-Term Investments	—	2,807,086	—	2,807,086
Total	$22,203,694	$45,723,170	$—	$67,926,864
Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$326,681,735	$—	$326,681,735
Short-Term Investments	—	47,164,795	—	47,164,795
Total	$—	$373,846,530	$—	$373,846,530
Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$8,675,479	$—	$8,675,479
Collateralized Mortgage Obligations	—	11,282,757	—	11,282,757
Commercial Mortgage Securities	—	21,997,903	—	21,997,903
Corporate Bonds & Notes	—	60,869,979	1,928,205	62,798,184
Municipals	—	3,755,127	—	3,755,127
Mutual Funds	8,965,643	—	—	8,965,643
U.S. Government & U.S. Government Agency Obligations	—	12,037,714	—	12,037,714
U.S. Government Agency-Mortgage Securities	—	672,604	—	672,604
Short-Term Investments	—	2,644,887	—	2,644,887
Total	$8,965,643	$121,936,450	$1,928,205	$132,830,298
Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$5,612,978	$—	$5,612,978
Commercial Mortgage Securities	—	13,261,374	—	13,261,374
Corporate Bonds & Notes	—	60,989,682	3,174,000	64,163,682
Municipals	—	2,061,520	—	2,061,520
U.S. Government & U.S. Government Agency Obligations	—	82,062,251	—	82,062,251
U.S. Government Agency-Mortgage Securities	—	20,762,500	—	20,762,500
Short-Term Investments	—	5,972,664	—	5,972,664
Total	$—	$190,722,969	$3,174,000	$193,896,969
Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$413,030,276	$—	$413,030,276
Short-Term Investments	—	42,606,788	—	42,606,788
Total	$—	$455,637,064	$—	$455,637,064
Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,253,803	$—	$2,253,803
Collateralized Mortgage Obligations	—	32,327,554	—	32,327,554
Commercial Mortgage Securities	—	17,624,610	—	17,624,610
Corporate Bonds & Notes	—	6,993,070	2,380,500	9,373,570
U.S. Government & U.S. Government Agency Obligations	—	83,015,324	—	83,015,324
U.S. Government Agency-Mortgage Securities	—	299,503,056	—	299,503,056
Short-Term Investments	—	81,555,702	—	81,555,702
Total	$—	$523,273,119	$2,380,500	$525,653,619
Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,160,794	$—	$6,160,794
Corporate Bonds & Notes	—	60,098,218	—	60,098,218
Short-Term Investments	—	6,111,988	—	6,111,988
Total	$—	$72,371,000	$—	$72,371,000
Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$10,765,907	$—	$10,765,907
Commercial Mortgage Securities	—	12,997,846	—	12,997,846
Corporate Bonds & Notes	—	113,700,661	—	113,700,661
Municipals	—	5,454,420	—	5,454,420
U.S. Government & U.S. Government Agency Obligations	—	135,017,620	—	135,017,620
U.S. Government Agency-Mortgage Securities	—	114,835,406	—	114,835,406
Short-Term Investments	—	74,889,467	—	74,889,467
Total	$—	$467,661,327	$—	$467,661,327
Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,106,017	$—	$5,106,017
Commercial Mortgage Securities	—	1,830,622	—	1,830,622
Corporate Bonds & Notes	—	48,952,426	—	48,952,426
U.S. Government & U.S. Government Agency Obligations	—	8,850,239	—	8,850,239
U.S. Government Agency-Mortgage Securities	—	9,881,219	—	9,881,219
Short-Term Investments	—	6,089,385	—	6,089,385
Total	$—	$80,709,908	$—	$80,709,908
Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$24,991,153	$—	$24,991,153
Corporate Bonds & Notes		12,644,098		12,644,098
Municipals	—	165,125,000	—	165,125,000
Repurchase Agreements	—	179,194,833	—	179,194,833
U.S. Government & U.S. Government Agency Obligations	—	114,092,549	—	114,092,549
Total	$—	$496,047,633	$—	$496,047,633
Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	939,147,130	—	939,147,130
Mutual Funds	—	5,858,320	—	5,858,320
Total	$—	$945,005,450	$—	$945,005,450
Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$500,000,000	$—	$500,000,000
Commercial Paper	—	1,207,109,537	—	1,207,109,537
Corporate Bonds & Notes	—	72,649,927	—	72,649,927
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	535,420,000	—	535,420,000
Notes-Variable	—	246,542,055	—	246,542,055
Repurchase Agreements	—	835,518,424	—	835,518,424
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations	—	20,500,000	—	20,500,000
Total	$—	$3,675,739,943	$—	$3,675,739,943
	Unrealized Appreciation On Other Financial Instruments***
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund
Written Call Options	$196,307	$—	$—	$196,307

*	All sub-categories within Common & Preferred Stocks represent Level 1 evaluation status.
**	The values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured y the Russell 1000 Index. As a result of such an event at November 30, 2010, these securities were fair valued by the service and categorized in Level 2 but did not require valuation at August 31, 2010 and were categorized in Level 1. Such securities represent the only significant transfer between each of the three levels.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determing value:

Fund	Beginning balance September 1, 2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in (out) of Level 3	Ending balance November 30, 2010
Short-Term Income Fund Corporate Bonds & Notes	$1,874,988	$—	$53,217	$—	$—	$1,928,205
Short-Intermediate Bond Fund Corporate Bonds & Notes	3,086,400	—	87,600	—	—	3,174,000
Government Income Fund Corporate Bonds & Notes	2,314,800	—	65,700	—	—	2,380,500

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended November 30, 2010, the Large-Cap Value Fund had $159,336 in realized gains on all option contracts. During the period ended November 30, 2010, the Large-Cap Value Fund had average written and purchased options outstanding of 4,152 contracts and 3,250 contracts.

At November30, 2010, the Large-Cap Value Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number Of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	Call	January 2011	$20.00	1,961	$0	$133,346
CME Group, Inc.	Call	January 2011	370.00	26	650	37,855
Ford Motor Co.	Call	January 2011	19.00	635	7,620	23,425
Halliburton Co.	Call	January 2011	35.00	338	133,510	(64,458)
McKesson Corp.	Call	January 2011	75.00	360	0	66,138

Total				3,320		$196,306

At November 30, 2010, the Large-Cap Growth Fund had no outstanding written options.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

For the period ended November 30, 2010, the Funds had no futures activity and no futures contracts outstanding.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2010 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
January 26, 2011

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 26, 2011